[GRAPHIC]

            Smith Barney
            World Funds, Inc.

            Global Government Bond Portfolio
            International Equity Portfolio
            International Balanced Portfolio

            ----------------------------------------------
                          SEMI-ANNUAL REPORT
            ----------------------------------------------

            April 30, 1999

            Smith Barney Mutual Funds

Smith Barney
World Funds, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

"Financial markets have demonstrated an impressive ability to correct imbalances and recover quickly. In our view, the ability of markets to recover from economic setbacks and the emergence of responsive financial leadership that addresses problems swiftly, are signs of a more mature and more durable global financial framework."

                                                               Heath B. McLendon
                                                                        Chairman

--------------------------------------------------------------------------------
The Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with investing principally in high-quality bonds of the U.S. and foreign governments.

                                    NASDAQ SYMBOL
                                    -------------
           Class A                      SBGLX
           Class B                      SGGBX

The International Equity Portfolio seeks total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.

                                    NASDAQ SYMBOL
                                    -------------
           Class A                      SBIEX
           Class B                      SBIBX
           Class L                      SBICX

The International Balanced Portfolio seeks a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-U.S. issuers.

                                    NASDAQ SYMBOL
                                    -------------
           Class A                      SIEBX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

A Message from the Chairman....................................................1

Global Government Bond Portfolio
   Portfolio Manager Commentary................................................2
   Historical Performance......................................................4
   Portfolio at a Glance.......................................................6

International Equity Portfolio
   Portfolio Manager Commentary................................................7
   Historical Performance......................................................9
   Portfolio at a Glance......................................................12

International Balanced Portfolio
   Portfolio Manager Commentary...............................................13
   Historical Performance.....................................................14
   Portfolio at a Glance......................................................16

Schedules of Investments......................................................17

Statements of Assets and Liabilities..........................................25

Statements of Operations......................................................27

Statements of Changes in Net Assets...........................................28

Notes to Financial Statements.................................................30

Financial Highlights .........................................................39

--------------------------------------------------------------------------------
A Message from the Chairman
--------------------------------------------------------------------------------

                                                               [PHOTO]

                                                               HEATH B. MCLENDON

                                                               Chairman
Dear Shareholder:

The world's economies faced a number of challenges the past six months. The rapid transformation from a world divided between planned economies and free markets towards a truly open, global marketplace has created imbalances in parts of the world. Yet, many of those regions are successfully meeting these challenges and we continue to view underlying global trends quite favorably. The current economic cycle is unprecedented both in the scope of its expansion and its longevity--with few signs of any significant rise in inflation that had accompanied previous economic expansions.

While the world's economic situation is encouraging, trouble spots remain. However, we believe that the tough issues facing countries such as Indonesia, Yugoslavia and Russia are largely political in nature, not economic. As financial conditions continue to improve, and more and more people benefit from these improvements, particularly in Latin America and Southeast Asia, political stability should follow.

Another development that supports our optimistic outlook for the long term is the resilience of world financial markets. Over the course of the last year, we have seen major financial dislocations. But rather than resulting in permanent disruption, financial markets have demonstrated an impressive ability to correct imbalances and recover quickly. In our view, the ability of markets to recover from economic setbacks and the emergence of responsive financial leadership that addresses problems swiftly, are signs of a more mature and more durable global financial framework.

Finally, we identify two trends that should add sustainability and force to the ongoing global economic expansion: the convergence of currencies and the evolution of corporations from nationalistic businesses to multi-national enterprises. In January 1999, the European Union merged the currencies of 11 member nations into a single currency, the euro. The unification of these Western European currencies set an example for the rest of the world and demonstrated the relative ease with which these types of convergence can be accomplished. So far, Europe's unification appears to have been positive and we expect more currency convergences in the coming years.

Moreover, when German automaker Daimler-Benz and U.S.-based Chrysler, two industry giants, merged, it became the first successful international merger on such a scale. The rapidly evolving telecommunications industry provided another example of global strategic alliance this year with the announced merger of Global Crossing Ltd. (a Bermuda-based fiber-optic telecommunications network) and US West (a Baby Bell). We also expect that this trend will continue and that more such mergers will follow.

In this report, you will find specific market commentary and performance information on the Smith Barney World Funds, Inc. -- Global Government Bond Portfolio, International Equity Portfolio and International Balanced Portfolio, beginning on page two.

In closing, thank you for investing in our family of international funds. We remain committed to providing our shareholders with competitive performance in the years ahead.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

May 28, 1999


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 1

--------------------------------------------------------------------------------
Global Government Bond Portfolio
--------------------------------------------------------------------------------

Portfolio Manager

DENIS P. MANGAN

Denis P. Mangan is a Global Fixed Income Portfolio Manager and Research Specialist. He joined Smith Barney Capital Management in 1994. He was previously at J.P. Morgan as a Proprietary Fixed Income Trader and a Researcher of Fixed Income Options and Trading for three years. Prior to that, Mr. Mangan spent two years at Citibank, NA London as a Fixed Income and Currency Strategist for the Strategic Positioning Desk. He also was at Citicorp for seven years in Treasury management, doing analysis and strategic positioning. Mr. Mangan graduated with honors from Trinity College, Dublin, and holds an M.A. in Mathematics from Columbia University, and a Ph.D. in Financial Economics from Columbia University.

Performance Update

In the six months covered by this report, the Global Government Bond Portfolio ("Portfolio") Class A shares returned 1.86%, including dividends and before deducting any sales charges. The Portfolio outperformed the average total return for global income funds of 1.45% for the same period according to Lipper Inc. (Lipper is an independent fund-tracking organization.) Additional information about the Portfolio's other share classes can be found on pages four and five.

Market and Portfolio Update

Investor confidence in stocks and emerging market bonds began to return in the final months of 1998. The flight-to-quality trend that began in the summer of 1998 started to reverse in the fall as investors demonstrated an increased willingness to accept greater risk. In addition, Brazil's decision to devalue its currency in January 1999 helped to remove another source of uncertainty and further bolstered confidence in the emerging market bond arena. As a result, the historically wide spreads between emerging market bonds and other fixed income assets contracted sharply.

European countries were the chief beneficiaries of this latest development. European bond markets generally outperformed the U.S. Treasury market as many investors sold off their U.S. Treasury securities in favor of higher-yielding securities. In addition, continued interest rate cuts across Europe helped to further boost bond market performance in the region.

Japan's bond market improved dramatically from the worst-performing market in the fourth quarter of 1998 to the best-performing market in the first quarter of 1999. Japanese government bonds fell after news of increased issuance and the end of official purchases in the secondary market and recovered strongly in the early months of 1999 after a 0.10% official interest rate cut.

As noted above, U.S. Treasury market performance suffered during the reporting period. After generating a flat return for the fourth quarter of 1998, U.S. Treasury securities lost roughly 1.78% in the first quarter of 1999. Stronger than expected U.S. economic data helped to revive inflation fears in the U.S. and led to a shift in the Federal Reserve Board's ("Fed") monetary policy bias towards tightening.

Investment Strategy

During the reporting period, the Portfolio's allocation to the Japanese bond market was reduced from a neutral position versus the benchmark, to zero. This action was based on our view that in order to reflate the Japanese economy, government and monetary authorities would have to engineer a positive rate of inflation to replace the current deflation, which inhibits consumers from spending and hinders an economic recovery.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

We have also slightly overweighted our holding in Canadian ten-year bonds because we believe that they are likely to outperform due to an increased appetite for risk on the part of investors. Moreover, Canada's inflation rate is below that of the U.S. and its fiscal health has improved significantly in the past few years.

The Portfolio's holding in Sweden was eliminated in favor of a new holding in Denmark, based on our expectation that Denmark's slowing economy would require aggressive interest rate cuts.

Finally, we have shortened the Portfolio's duration (a measure of a security's sensitivity to interest rates) because we believed that world economic growth was recovering. That may exert upward pressure on prices, which could lead to higher inflation, especially in the U.S.

Market Outlook

With the exception of Japan, the world economy has shown exceptional signs of resilence following the series of economic and stock market crises that took place over the past eighteen months. At this time, it appears that even Brazil's crises have had little of the predicted negative effect on the overall U.S. economy, which continues full steam ahead. While Euroland economic growth slowed in the second half of 1998, we believe this period of subpar growth has bottomed out.

Consumer spending continues to power the U.S. economy ahead, with consumer finances fueled by the rapid stock market gains so far this year, and the monies released by mortgage refinancings that took advantage of the last six months' historically low bond yields and mortgage rates. A 52% drop in energy prices also helped to maintain spending by keeping inflation low, although this effect has been reversed to some extent of late.

In our view, it was the strength of this demand that led the Fed to announce a bias towards tightening. Despite the recent rise in oil prices, we do not foresee inflationary pressures rising to such an extent that would justify raising short-term interest rates. Clearly, the downward pressure on inflation due to falling oil prices, and to some extent other raw materials' prices, is no longer there. However, in our judgement, this only means that inflation is no longer falling, and implies stability of inflation around slightly higher levels than at present, rather than a serious inflationary spiral.

With growth outside of the U.S. reviving, and no signs of a slowdown in the U.S. itself, this begs the question of what a world economic recovery means for bond markets over the coming months. Our view is that major world bond markets, with the exception of Japan, are close to fair value, and will continue to trade in a range around fair value levels for some time to come. This does not mean that there is no downside risk to bond prices. However, barring a major Gulf War-type selloff should the Kosovo situation escalate, we do not expect a major weakening of U.S. Treasury securities. In addition, we expect Euroland 10-year bond yields to peak around 4.25%. In the current range-trading market, we also remain bullish on the higher-yielding sovereign bonds of Australia, New Zealand, Canada and Denmark.

Thank you for your investment in the Smith Barney World Funds -- Global Government Bond Portfolio.


/s/ Denis P. Mangan

Denis P. Mangan
Vice President

May 21, 1999


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 3

--------------------------------------------------------------------------------
                        GLOBAL GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                           Net Asset Value
                                       ------------------------
                                       Beginning         End          Income       Capital Gain         Return         Total
Period Ended                           of Period      of Period      Dividends     Distributions      of Capital     Returns(1)
===============================================================================================================================
4/30/99                                 $11.88         $11.84          $0.26           $0.00            $0.00         1.86%+
-------------------------------------------------------------------------------------------------------------------------------
10/31/98                                 12.22          11.88           0.22            0.60             0.45         8.08
-------------------------------------------------------------------------------------------------------------------------------
10/31/97                                 12.55          12.22           1.22            0.08             0.00         8.21
-------------------------------------------------------------------------------------------------------------------------------
10/31/96                                 12.30          12.55           0.87            0.00             0.00         9.41
-------------------------------------------------------------------------------------------------------------------------------
10/31/95                                 11.68          12.30           0.78            0.00             0.00        12.40
-------------------------------------------------------------------------------------------------------------------------------
10/31/94++                               12.92          11.68           0.23            0.00             0.42        (4.64)+
-------------------------------------------------------------------------------------------------------------------------------
12/31/93                                 11.84          12.92           0.52            0.59             0.00        19.13
-------------------------------------------------------------------------------------------------------------------------------
12/31/92                                 12.90          11.84           0.97            0.19             0.00         0.93
-------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/91                   12.00          12.90           0.44            0.13             0.00        12.42+
===============================================================================================================================
   Total                                                               $5.51           $1.59            $0.87
===============================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                     ------------------------
                                     Beginning         End          Income       Capital Gain         Return         Total
Period Ended                         of Period      of Period      Dividends     Distributions      of Capital     Returns(1)
===============================================================================================================================
4/30/99                                 $11.87         $11.82          $0.23           $0.00            $0.00          1.57%+
-------------------------------------------------------------------------------------------------------------------------------
10/31/98                                 12.22          11.87           0.19            0.60             0.42          7.46
-------------------------------------------------------------------------------------------------------------------------------
10/31/97                                 12.50          12.22           1.10            0.08             0.00          7.62
-------------------------------------------------------------------------------------------------------------------------------
10/31/96                                 12.26          12.50           0.81            0.00             0.00          8.83
-------------------------------------------------------------------------------------------------------------------------------
Inception* -- 10/31/95                   11.57          12.26           0.66            0.00             0.00         11.97+
===============================================================================================================================
   Total                                                               $2.99           $0.68            $0.42
===============================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                     ------------------------
                                     Beginning         End          Income       Capital Gain         Return         Total
Period Ended                         of Period      of Period      Dividends     Distributions      of Capital     Returns(1)
===============================================================================================================================
4/30/99                                 $11.86         $11.81          $0.23           $0.00            $0.00          1.57%+
-------------------------------------------------------------------------------------------------------------------------------
10/31/98                                 12.19          11.86           0.19            0.60             0.42          7.67
-------------------------------------------------------------------------------------------------------------------------------
10/31/97                                 12.47          12.19           1.11            0.08             0.00          7.73
-------------------------------------------------------------------------------------------------------------------------------
10/31/96                                 12.23          12.47           0.81            0.00             0.00          8.90
-------------------------------------------------------------------------------------------------------------------------------
10/31/95                                 11.68          12.23           0.72            0.00             0.00         11.25
-------------------------------------------------------------------------------------------------------------------------------
10/31/94++                               12.93          11.68           0.21            0.00             0.39         (5.09)+
-------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/93                   11.83          12.93           0.47            0.59             0.00         18.89+
===============================================================================================================================
   Total                                                               $3.74           $1.27            $0.81
===============================================================================================================================


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                        GLOBAL GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                     ------------------------
                                     Beginning         End          Income       Capital Gain         Return         Total
Period Ended                         of Period      of Period      Dividends     Distributions      of Capital     Returns(1)
===============================================================================================================================
4/30/99                                 $11.70         $11.67          $0.26           $0.00            $0.00          2.02%+
-------------------------------------------------------------------------------------------------------------------------------
10/31/98                                 12.03          11.70           0.23            0.60             0.46          8.50
-------------------------------------------------------------------------------------------------------------------------------
10/31/97                                 12.39          12.03           1.28            0.08             0.00          8.61
-------------------------------------------------------------------------------------------------------------------------------
10/31/96                                 12.14          12.39           0.90            0.00             0.00          9.82
-------------------------------------------------------------------------------------------------------------------------------
10/31/95                                 11.68          12.14           0.81            0.00             0.00         11.27
-------------------------------------------------------------------------------------------------------------------------------
10/31/94++                               12.93          11.68           0.23            0.00             0.43         (4.62)+
-------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/93                   11.97          12.93           0.37            0.59             0.00         16.49+
===============================================================================================================================
   Total                                                               $4.08           $1.27            $0.89
===============================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                                                         Without Sales Charge(1)
                                                                     --------------------------------------------------------------
                                                                     Class A           Class B           Class L            Class Y
====================================================================================================================================
Six Months Ended 4/30/99+                                              1.86%             1.57%             1.57%             2.02%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30/99                                                     6.02              5.46              5.55              6.41
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 4/30/99                                               7.71              N/A               7.08              7.77
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 4/30/99                                             8.51              8.39              7.83              8.23
====================================================================================================================================

                                                                                          With Sales Charge(2)
                                                                     --------------------------------------------------------------
                                                                     Class A           Class B           Class L            Class Y
====================================================================================================================================
Six Months Ended 4/30/99+                                             (2.73)%           (2.92)%           (0.44)%            2.02%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30/99                                                     1.21              0.96              3.49              6.41
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 4/30/99                                               6.73              N/A               6.87              7.77
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 4/30/99                                             7.86              8.22              7.66              8.23
====================================================================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------
                                                    Without Sales Charge(1)
================================================================================
Class A (Inception* through 4/30/99)                         88.74%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                         43.13
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/99)                         61.05
--------------------------------------------------------------------------------
Class Y (Inception* through 4/30/99)                         63.23
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
++ For the period from January 1, 1994 to October 31, 1994, which reflects a change in the fiscal year-end of the Portfolio.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B, L and Y shares are July 22, 1991, November 18, 1994, January 4, 1993 and February 19, 1993, respectively.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 5

--------------------------------------------------------------------------------
Global Government Bond Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the
Global Government Bond Portfolio vs. J.P. Morgan Global Bond Market Index+
--------------------------------------------------------------------------------
                              July 1991--April 1999

                                  [LINE GRAPH]

                    Global         JP Morgan Global        JP Morgan
                Government Fund       Bond Hedged      Global Bond Unhedged

Jul 1991             9,600              10,000              10,000
Oct 1991            10,422              10,459              10,685
Oct 1992            10,963              11,370              12,028
Oct 1993            12,612              12,749              13,351
Oct 1994            12,368              12,609              13,740
Oct 1995            13,902              15,048              15,319
Oct 1996            15,210              16,566              16,254
Oct 1997            16,459              18,319              16,822
Oct 1998            17,789              20,645              19,006
April 1999          18,119              21,107              18,394

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on July 22, 1991, assuming deduction of the maximum initial sales charge of 4.00% at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The J.P. Morgan Global Bond Market Index is a daily, market-capitalization weighted, international fixed-income index consisting of 13 countries. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten Holdings*                                           As of April 30, 1999
--------------------------------------------------------------------------------
  1. France O.A.T.                                                         24.4%
--------------------------------------------------------------------------------
  2. Kingdom of Denmark                                                    12.3
--------------------------------------------------------------------------------
  3. KFW International Finance                                             11.5
--------------------------------------------------------------------------------
  4. Bundesrepublik                                                        11.2
--------------------------------------------------------------------------------
  5. Inter-American DEV BK                                                  9.7
--------------------------------------------------------------------------------
  6. Republic of Cypress                                                    7.3
--------------------------------------------------------------------------------
  7. Kingdom of Spain                                                       6.7
--------------------------------------------------------------------------------
  8. Bundesobligation                                                       6.1
--------------------------------------------------------------------------------
  9. Canadian Government                                                    3.8
--------------------------------------------------------------------------------
 10. Venezuela                                                              2.3
--------------------------------------------------------------------------------
* As a percentage of total bonds, excluding U.S. government obligations.

Investment Allocation                                       As of April 30, 1999
--------------------------------------------------------------------------------

                                   [PIE CHART]

                     Repurchase Agreement                  8.3%
                     Europe                               47.2%
                     Australia                             0.8%
                     The Americas                         18.5%
                     U.S. Government Obligations          25.2%


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
International Equity Portfolio
--------------------------------------------------------------------------------

Portfolio Managers

Jeffrey J. Russell is a Managing Director of Smith Barney. Prior to joining the firm in 1990, he worked for Drexel Burnham Lambert. Mr. Russell holds an undergraduate degree from Massachusetts Institute of Technology and an M.B.A. from the University of Pennsylvania's Wharton School of Finance.

[PHOTO]

JEFFREY J.
RUSSELL, CFA

Vice President

James B. Conheady has more than 35 years experience managing international and global equity portfolios. He has been with the International Equity team since its formation in 1968 at Drexel Burnham Lambert and moved to Smith Barney in 1990. Mr. Conheady holds a B.S.S. degree from Georgetown University.

[PHOTO]

JAMES B. CONHEADY

Vice President

Performance Update

The six months ended April 1999 featured an extraordinary recovery of global equity markets. The International Equity Portfolio's ("Portfolio") Class A shares returned 16.48% (including dividends and before deducting any sales charges) and outperformed the MSCI-EAFE benchmark return of 15.28% for the six months ended April 30, 1999.

Market and Portfolio Update

Global markets responded positively to a coordinated set of interest rate reductions in the fall of 1998. The resulting improved liquidity in financial markets successfully countered the paralysis following the Russian debt default and resultant difficulties of hedge funds and financial institutions. As financial market conditions returned to normal, the extreme investor aversion to risk of the three months ending October 1998 receded.

The early months of 1999 have been an interesting period for international equity markets, as for the first time in several years, performance of the developed markets lagged the emerging markets by a substantial margin. Emerging markets were spurred by sharply declining interest rates in many economies, an upturn of depressed commodity prices and the perception that the "last shoe had dropped" with the currency devaluation in Brazil. Both Asia and Latin America, the critical bookends of the asset class, showed signs of stability and recovery. Emerging market positions were reduced to 5% of the Portfolio, in line with a reorientation of the Portfolio specifically on investment opportunities in the developed economies.

Among the developed markets, the Japanese stock market posted the largest gain. Japanese stock-reform efforts, crafted at an agonizingly slow pace over the last two years, have finally gathered momentum. The long-term outlook for the Japanese economy is guarded, but there can be no arguing that the government efforts to stabilize the economy have been effective. Government spending has accelerated, interest rates are at record low levels, banks are being forced to


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 7
recapitalize, and companies are restructuring to lower costs and boost productivity. While guardedly cautious about the long-term sustainability of these efforts, for now the exposure to Japanese equities has been maintained at 15%.

After several difficult economic years, non-Japan Asia has started a slow recovery. Interest rates have plunged from levels needed to stem local currency declines, and property prices, a key barometer of sentiment in many smaller Asian economies, have rebounded. The exposure to high quality Asian large capitalization stocks has increased during the past year to 12% of assets. Additions have focused on companies with strong earnings prospects, such as Hong Kong and Shanghai Bank and Sun Hung Kai Properties of Hong Kong and Venture Manufacturing and ST Engineering of Singapore.

The Portfolio remains a committed owner of growth companies in Europe, despite recent geographic and stylistic rotation by other international investors. The launch of the new European currency, the euro, while technically well executed, has been somewhat disappointing, as that currency has weakened sharply versus the U.S. dollar. Rising short-term yields in the U.S. and a declining interest rate pattern in Europe, combined with anxieties about the military conflict in Kosovo, were the primary causes of the euro-weakness.

European companies across a swath of industries have embarked on major merger and acquisition initiatives. Given the favorable cost of capital and deregulation of many industries, progressive managements have launched strategic alliance actions to build geographic breadth and also to achieve economies of scale. The banking, telecommunications, insurance, automotive, pharmaceutical and defense industries among others have been affected by the consolidation trend. We believe these mergers and acquisitions will help European managements dramatically improve the return on investment of their basic businesses.

The Portfolio allocation at the end of the six-month period was 69.8% in Europe, 26.4% in Asia, and 3.8% in Latin America and other emerging markets. (All Portfolio holdings are as of April 30, 1999 and are subject to change.)

In closing, we thank you for your confidence in our investment approach. We look forward to helping you take advantage of the growing number of investment opportunities available in today's global economy.


/s/ Jeffrey Russell              /s/ James Conheady

Jeffrey Russell                  James Conheady
Vice President                   Vice President

May 20, 1999


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                           -------------------------
                           Beginning          End            Income         Capital Gain        Total
Period Ended               of Period       of Period        Dividends       Distributions     Returns(1)
==========================================================================================================
4/30/99                      $20.39          $23.75           $0.00            $0.00           16.48%+
----------------------------------------------------------------------------------------------------------
10/31/98                      20.36           20.39            0.00             0.00            0.15
----------------------------------------------------------------------------------------------------------
10/31/97                      18.64           20.36            0.01             0.00            9.30
----------------------------------------------------------------------------------------------------------
10/31/96                      17.15           18.64            0.17             0.00            9.78
----------------------------------------------------------------------------------------------------------
10/31/95                      18.79           17.15            0.12             0.10           (7.44)
----------------------------------------------------------------------------------------------------------
10/31/94++                    18.71           18.79            0.00             0.00            0.43+
----------------------------------------------------------------------------------------------------------
12/31/93                      12.35           18.71            0.00             0.16           52.78
----------------------------------------------------------------------------------------------------------
12/31/92                      12.31           12.35            0.02             0.00            0.49
----------------------------------------------------------------------------------------------------------
Inception* -- 12/31/91        11.94           12.31            0.00             0.00            3.10+
==========================================================================================================
   Total                                                      $0.32            $0.26
==========================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                           -------------------------
                           Beginning          End            Income         Capital Gain        Total
Period Ended               of Period       of Period        Dividends       Distributions     Returns(1)
==========================================================================================================
4/30/99                      $20.08          $23.29           $0.00            $0.00           15.99%+
----------------------------------------------------------------------------------------------------------
10/31/98                      20.22           20.08            0.00             0.00           (0.69)
----------------------------------------------------------------------------------------------------------
10/31/97                      18.65           20.22            0.00             0.00            8.42
----------------------------------------------------------------------------------------------------------
10/31/96                      17.17           18.65            0.04             0.00            8.89
----------------------------------------------------------------------------------------------------------
Inception* -- 10/31/95        18.38           17.17            0.00             0.10           (6.00)+
==========================================================================================================
   Total                                                      $0.04            $0.10
==========================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                           -------------------------
                           Beginning          End            Income         Capital Gain        Total
Period Ended               of Period       of Period        Dividends       Distributions     Returns(1)
==========================================================================================================
4/30/99                      $19.79          $22.96           $0.00            $0.00           16.02%+
----------------------------------------------------------------------------------------------------------
10/31/98                      19.93           19.79            0.00             0.00           (0.70)
----------------------------------------------------------------------------------------------------------
10/31/97                      18.38           19.93            0.00             0.00            8.43
----------------------------------------------------------------------------------------------------------
10/31/96                      16.93           18.38            0.04             0.00            8.85
----------------------------------------------------------------------------------------------------------
10/31/95                      18.54           16.93            0.00             0.10           (8.11)
----------------------------------------------------------------------------------------------------------
10/31/94++                    18.58           18.54            0.00             0.00           (0.22)+
----------------------------------------------------------------------------------------------------------
Inception* -- 12/31/93        12.35           18.58            0.00             0.16           51.73+
==========================================================================================================
   Total                                                      $0.04            $0.26
==========================================================================================================


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 9

--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                           -------------------------
                           Beginning          End            Income         Capital Gain        Total
Period Ended               of Period       of Period        Dividends       Distributions     Returns(1)
==========================================================================================================
4/30/99                      $20.41          $23.82           $0.00            $0.00           16.71%+
----------------------------------------------------------------------------------------------------------
10/31/98                      20.38           20.41            0.06             0.00            0.45
----------------------------------------------------------------------------------------------------------
10/31/97                      18.64           20.38            0.06             0.00            9.68
----------------------------------------------------------------------------------------------------------
10/31/96                      17.13           18.64            0.21             0.00           10.19
----------------------------------------------------------------------------------------------------------
10/31/95                      18.80           17.13            0.17             0.10           (7.11)
----------------------------------------------------------------------------------------------------------
Inception* -- 10/31/94++      17.64           18.80            0.00             0.00            6.58+
==========================================================================================================
   Total                                                      $0.50            $0.10
==========================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                           -------------------------
                           Beginning          End            Income         Capital Gain        Total
Period Ended               of Period       of Period        Dividends       Distributions     Returns(1)
==========================================================================================================
4/30/99                      $20.39          $23.80           $0.00            $0.00           16.72%+
----------------------------------------------------------------------------------------------------------
10/31/98                      20.36           20.39            0.06             0.00            0.45
----------------------------------------------------------------------------------------------------------
10/31/97                      18.62           20.36            0.06             0.00            9.69
----------------------------------------------------------------------------------------------------------
10/31/96                      17.12           18.62            0.21             0.00           10.13
----------------------------------------------------------------------------------------------------------
Inception* -- 10/31/95        18.38           17.12            0.17             0.10           (5.03)+
==========================================================================================================
   Total                                                      $0.50            $0.10
==========================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                          Without Sales Charge(1)
                             --------------------------------------------------------------------------------
                             Class A           Class B           Class L           Class Y            Class Z
==============================================================================================================
Six Months Ended 4/30/99+     16.48%            15.99%            16.02%            16.71%             16.72%
--------------------------------------------------------------------------------------------------------------
Year Ended 4/30/99             1.11              0.22              0.26              1.40               1.41
--------------------------------------------------------------------------------------------------------------
Five Years Ended 4/30/99       6.32               N/A              5.45               N/A                N/A
--------------------------------------------------------------------------------------------------------------
Ten Years Ended 4/30/99       11.54               N/A                N/A              N/A                N/A
--------------------------------------------------------------------------------------------------------------
Inception* through 4/30/99    11.37              5.63              10.61             7.18               6.84
==============================================================================================================

                                                           With Sales Charge(2)
                             --------------------------------------------------------------------------------
                             Class A           Class B           Class L           Class Y            Class Z
==============================================================================================================
Six Months Ended 4/30/99+     10.67%            10.99%            13.86%            16.71%             16.72%
--------------------------------------------------------------------------------------------------------------
Year Ended 4/30/99            (3.96)            (4.78)            (1.73)             1.40               1.41
--------------------------------------------------------------------------------------------------------------
Five Years Ended 4/30/99       5.24               N/A              5.23               N/A                N/A
--------------------------------------------------------------------------------------------------------------
Ten Years Ended 4/30/99       10.97               N/A               N/A               N/A                N/A
--------------------------------------------------------------------------------------------------------------
Inception* through 4/30/99    10.94              5.45             10.44              7.18               6.84
==============================================================================================================


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge(1)
================================================================================
Class A (4/30/89 through 4/30/99)(3)                              198.19%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                               27.82
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/99)                               89.17
--------------------------------------------------------------------------------
Class Y (Inception* through 4/30/99)                               40.26
--------------------------------------------------------------------------------
Class Z (Inception* through 4/30/99)                               34.52
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively. Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
(3) Performance calculations for Class A shares include the historical return information related to the Fenimore International Fund, which was the predecessor fund, for the period from February 18, 1986 through November 22, 1991.
++ For the period from January 1, 1994 to October 31, 1994, which reflects a change in the fiscal year end of the Portfolio.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B, L, Y and Z shares are November 22, 1991, November 7, 1994, January 4, 1993, June 16, 1994 and November 7, 1994, respectively.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                11

--------------------------------------------------------------------------------
International Equity Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the
International Equity Portfolio vs. MSCI EAFE Index+
--------------------------------------------------------------------------------
                             April 1989--April 1999

                                  [LINE GRAPH]

                          International        MSCI EAFE
                             Equity              Index
April 1989                    9,500              10,000
Oct 1989                     10,438              10,041
Oct 1990                     10,626               8,781
Oct 1991                     13,733               9,423
Oct 1992                     13,973               8,207
Oct 1993                     19,868              11,316
Oct 1994                     21,863              12,491
Oct 1995                     20,237              12,482
Oct 1996                     22,216              13,831
Oct 1997                     24,283              14,512
Oct 1998                     24,319              15,955
April 1999                   28,327              18,393

+ Hypothetical illustration of $10,000 invested in Class A shares on April 30, 1989, assuming deduction of the maximum initial sales charge of 4.50% at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. Illustration includes historical return information related to the Fenimore International Fund, which was the predecessor fund, for the period from April 30, 1989 through November 22, 1991. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and countries in the Far East. The MSCI EAFE Index is weighted based on each company's market capitalization. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten Holdings*                                           As of April 30, 1999
--------------------------------------------------------------------------------
 1.  Nokia Oyj                                                              3.6%
--------------------------------------------------------------------------------
 2.  NTT Data Corp.                                                         3.3
--------------------------------------------------------------------------------
 3.  Hays PLC                                                               3.2
--------------------------------------------------------------------------------
 4.  Bank of Ireland                                                        3.1
--------------------------------------------------------------------------------
 5.  Misys PLC                                                              3.0
--------------------------------------------------------------------------------
 6.  Serco Group PLC                                                        3.0
--------------------------------------------------------------------------------
 7.  Tomra Systems ASA                                                      3.0
--------------------------------------------------------------------------------
 8.  Shohkoh Fund & Co., Ltd.                                               2.9
--------------------------------------------------------------------------------
 9.  Rentokil Initial PLC                                                   2.9
--------------------------------------------------------------------------------
10.  Cifra SA de CV, Series C                                               2.8
--------------------------------------------------------------------------------
* As a percentage of total stocks.

Investment Allocation                                       As of April 30, 1999
--------------------------------------------------------------------------------

                                   [PIE CHART]

Europe                                69.8%
Asia/Pacific                          26.4%
The Americas                           2.8%
Africa                                 1.0%
Australia                              1.0%


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
International Balanced Portfolio
--------------------------------------------------------------------------------

Performance Update and Investment Strategy

The Smith Barney World Funds -- International Balanced Portfolio ("Portfolio") seeks long-term growth of capital and current income through a balanced investment in the stocks and bonds of non-U.S. issuers. The Portfolio gives investors the opportunity to participate in potential profits worldwide and to diversify assets over a number of countries' stock and bond markets. For the six months ended April 30, 1999, the International Balanced Portfolio returned 1.94% for Class A shares (including dividends and before the deduction of sales charges), compared to the MSCI EAFE Index return of 15.28% and the J.P. Morgan Global Bond Index (hedged) return of 2.24% for the same period. Additional performance information about the Portfolio's other share classes can be found beginning on page 14.

Please note that the International Balanced Portfolio utilizes a team management approach with the stock portion managed by Jeff Russell and James Conheady (International Equity Portfolio) and the bond portion managed by Denis Mangan (Global Government Bond Portfolio). For a more in-depth discussion of economic and market events during the reporting period, please refer to the Manager's commentary for the International Equity Portfolio that appears on page seven and the Global Government Bond Portfolios, which can be found on page two.

Although the stock portion of the Portfolio is managed similarly to the International Equity Portfolio, and the fixed-income portion is managed similarly to the Global Government Bond Portfolio, there are some differences due to, among other things, cash flow and the timing and availability of investment opportunities. It is thus impossible to replicate performance.

Thank you for your investment in the Smith Barney World Funds -- International Balanced Portfolio.

Sincerely,


/s/ James B. Conheady            /s/ Jeffrey J. Russell

James B. Conheady                Jeffrey J. Russell
Vice President                   Vice President


/s/ Denis P. Mangan

Denis P. Mangan
Vice President

May 21, 1999


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                13

--------------------------------------------------------------------------------
                        INTERNATIONAL BALANCED PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                   ----------------------------
                                   Beginning             End            Income       Capital Gain       Return          Total
Period Ended                       of Period          of Period        Dividends     Distributions    of Capital      Returns(1)
====================================================================================================================================
4/30/99                              $14.89             $13.24           $0.06           $1.86          $0.00            1.94%+
------------------------------------------------------------------------------------------------------------------------------------
10/31/98                              13.32              14.89            0.10            0.03           0.00           12.87
------------------------------------------------------------------------------------------------------------------------------------
10/31/97                              13.90              13.32            0.15            0.00           0.20           (1.71)
------------------------------------------------------------------------------------------------------------------------------------
10/31/96                              12.64              13.90            0.35            0.00           0.00           12.89
------------------------------------------------------------------------------------------------------------------------------------
10/31/95                              12.20              12.64            0.39            0.00           0.00            7.05
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 10/31/94                12.00              12.20            0.00            0.00           0.00            1.67+
====================================================================================================================================
   Total                                                                 $1.05           $1.89          $0.20
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                   ----------------------------
                                   Beginning             End            Income       Capital Gain       Return          Total
Period Ended                       of Period          of Period        Dividends     Distributions    of Capital      Returns(1)
====================================================================================================================================
4/30/99                              $14.93             $13.27           $0.02           $1.86          $0.00            1.52%+
------------------------------------------------------------------------------------------------------------------------------------
10/31/98                              13.38              14.93            0.02            0.03           0.00           11.96
------------------------------------------------------------------------------------------------------------------------------------
10/31/97                              13.90              13.38            0.08            0.00           0.10           (2.45)
------------------------------------------------------------------------------------------------------------------------------------
10/31/96                              12.65              13.90            0.26            0.00           0.00           12.05
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 10/31/95                12.08              12.65            0.29            0.00           0.00            7.33+
====================================================================================================================================
   Total                                                                 $0.67           $1.89          $0.10
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                         Net Asset Value
                                   ----------------------------
                                   Beginning             End            Income       Capital Gain       Return          Total
Period Ended                       of Period          of Period        Dividends     Distributions    of Capital      Returns(1)
====================================================================================================================================
4/30/99                              $14.89             $13.22           $0.02           $1.86          $0.00            1.46%+
------------------------------------------------------------------------------------------------------------------------------------
10/31/98                              13.35              14.89            0.01            0.03           0.00           11.90
------------------------------------------------------------------------------------------------------------------------------------
10/31/97                              13.87              13.35            0.08            0.00           0.10           (2.46)
------------------------------------------------------------------------------------------------------------------------------------
10/31/96                              12.63              13.87            0.26            0.00           0.00           11.99
------------------------------------------------------------------------------------------------------------------------------------
10/31/95                              12.18              12.63            0.29            0.00           0.00            6.29
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 10/31/94                12.00              12.18            0.00            0.00           0.00            1.50+
====================================================================================================================================
   Total                                                                 $0.66           $1.89          $0.10
====================================================================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                        INTERNATIONAL BALANCED PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                             Without Sales Charge(1)
                                   --------------------------------------------
                                   Class A           Class B            Class L
================================================================================
Six Months Ended 4/30/99+            1.94%             1.52%              1.46%
--------------------------------------------------------------------------------
Year Ended 4/30/99                  10.65              9.68               9.55
--------------------------------------------------------------------------------
Inception* through 4/30/99           7.28              6.63               6.41
================================================================================

                                              With Sales Charge(2)
                                   --------------------------------------------
                                   Class A           Class B            Class L
================================================================================
Six Months Ended 4/30/99+           (3.14)%           (2.92)%            (0.43)%
--------------------------------------------------------------------------------
Year Ended 4/30/99                   5.09              4.88               7.51
--------------------------------------------------------------------------------
Inception* through 4/30/99           6.11              6.45               6.19
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge(1)
================================================================================
Class A (Inception* through 4/30/99)                              38.95%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                              33.34
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/99)                              33.79
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B and L shares are August 25, 1994, November 7, 1994 and August 25, 1994, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                15

--------------------------------------------------------------------------------
International Balanced Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A and L Shares of the International Balanced Portfolio vs. MSCIEAFE Index and J.P. Morgan Global Bond Market Index+
--------------------------------------------------------------------------------
                             August 1994--April 1999

                                  [LINE GRAPH]

                                                     J.P. Morgan
              International       International      Global Bond
                Balanced            Balanced         Market Index    MSCI EAFE
           Portfolio--Class A  Portfolio--Class L     (unhedged)      Index++

Aug 1994          9,547              10,000             10,000        10,000
Oct 1994          9,706               9,050             10,262        10,443
Oct 1995         10,390              10,681             12,111        10,436
Oct 1996         11,730              11,962             12,850        11,563
Oct 1997         11,529              11,667             13,300        12,133
Oct 1998         13,013              13,056             15,026        13,340
Apr 1999         13,265              13,246             14,452        16,167

+ Hypothetical illustration of $10,000 invested in Class A and L shares at inception on August 25, 1994, assuming deduction of the maximum initial sales charge of 4.50% at the time of investment for Class A shares and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and countries in the Far East. The MSCI EAFE Index is weighted based on each company's market capitalization. The J.P. Morgan Global Bond Market Index-Unhedged is a daily, market capitalization weighted international fixed income index consisting of 13 countries. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A and L shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten Holdings*                                           As of April 30, 1999
--------------------------------------------------------------------------------
 1.  France O.A.T.                                                         16.8%
--------------------------------------------------------------------------------
 2.  Bundesobligation                                                      12.2
--------------------------------------------------------------------------------
 3.  United Kingdom Treasury                                               10.5
--------------------------------------------------------------------------------
 4.  U.S. Treasury Note                                                    10.3
--------------------------------------------------------------------------------
 5.  Canadian Government                                                    5.1
--------------------------------------------------------------------------------
 6.  NTT Data Corp.                                                         4.4
--------------------------------------------------------------------------------
 7.  Serco Group PLC                                                        4.3
--------------------------------------------------------------------------------
 8.  Bundesrepublik Deutschland                                             4.2
--------------------------------------------------------------------------------
 9.  Nokia 0y AB                                                            3.6
--------------------------------------------------------------------------------
10.  TeleWest Communications PLC                                            2.3
--------------------------------------------------------------------------------
* As a percentage of total stocks, bonds and U.S. government obligations.

Investment Allocation                                       As of April 30, 1999
--------------------------------------------------------------------------------

                                   [PIE CHART]

Europe                                66.8%
The Americas                          18.4%
Asia/Pacific                           9.5%
Repurchase Agreement                   4.0%
Australia                              1.3%


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                              April 30, 1999
--------------------------------------------------------------------------------

                        GLOBAL GOVERNMENT BOND PORTFOLIO

      FACE
     AMOUNT+++                                                      SECURITY                                             VALUE
====================================================================================================================================
BONDS -- 66.5%

Australia -- 0.8%
         1,500,000    Australian Government, 7.500% due 9/15/09                                                        $ 1,148,717
------------------------------------------------------------------------------------------------------------------------------------
Canada -- 2.6%
         4,700,000    Canadian Government, 6.000% due 6/1/08@                                                            3,420,998
------------------------------------------------------------------------------------------------------------------------------------
Denmark -- 0.6%
         5,000,000    Kingdom of Denmark, 7.000% due 11/15/07                                                              856,842
------------------------------------------------------------------------------------------------------------------------------------
Europe -- 16.2%
        18,846,941    France O.A.T., 5.250% due 4/25/08                                                                 21,954,000
------------------------------------------------------------------------------------------------------------------------------------
Germany -- 11.6%
         5,000,000    Bundesobligation, 5.000% due 5/21/01                                                               5,532,015
         8,640,833    Bundesrepublik Deutscheland, 5.250% due 1/4/08@                                                   10,129,333
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,661,348
------------------------------------------------------------------------------------------------------------------------------------
Greece -- 4.8%
         6,000,000    Rep of Cypress, 5.375% due 7/28/08                                                                 6,551,451
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -- 14.0%
         5,000,000    Inter-American Development Bank, 7.125% due 11/26/04                                               8,700,972
         5,000,000    KFW International Finance, 9.437% due 2/27/08                                                     10,323,952
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,024,924
------------------------------------------------------------------------------------------------------------------------------------
United States -- 14.3%
         3,452,906++  Ecuador PDI Reg, 4.460% due 2/27/15                                                                1,489,066
        10,000,000++  Kingdom of Denmark, 6.625% due 6/17/03                                                            10,265,750
         6,000,000++  Kingdom of Spain, 5.875% due 7/28/08@                                                              6,050,100
         2,000,000++  Mexico, 6.250% due 12/31/19                                                                        1,590,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,394,916
------------------------------------------------------------------------------------------------------------------------------------
Venezuela -- 1.6%
         3,000,000    Venezuela, 9.250% due 9/15/27                                                                      2,116,500
------------------------------------------------------------------------------------------------------------------------------------
                      TOTAL BONDS
                      (Cost -- $90,779,692)                                                                             90,129,696
====================================================================================================================================

      FACE
     AMOUNT                                                        SECURITY                                             VALUE
====================================================================================================================================
U.S. GOVERNMENT OBLIGATIONS -- 25.2%
$        5,000,000    U.S. Treasury Note, 5.375% due 6/30/00                                                             5,022,450
         9,000,000    U.S. Treasury Note, 4.000% due 10/31/00                                                            8,869,500
        20,000,000    U.S. Treasury Bond, 5.625% due 5/15/08                                                            20,289,200
------------------------------------------------------------------------------------------------------------------------------------
                      TOTAL U.S. GOVERNMENT OBLIGATIONS
                      (Cost -- $34,028,137)                                                                             34,181,150
====================================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                17

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                        GLOBAL GOVERNMENT BOND PORTFOLIO

     SHARES                                                        SECURITY                                             VALUE
====================================================================================================================================
WARRANTS/RIGHTS -- 0.0%

Mexico -- 0.0%
         2,000,000    United Mexican States Value Recovery Rights, Expire 6/30/03 (Cost -- $0)                        $          0
====================================================================================================================================

      FACE
     AMOUNT                                                        SECURITY                                             VALUE
====================================================================================================================================
REPURCHASE AGREEMENT -- 8.3%
$       11,200,000    CIBC Wood Gundy Securities Inc., 4.700% due 5/3/99;
                      Proceeds at maturity -- $11,204,387; (Fully collateralized by
                      U.S. Treasury Notes, 5.625% due 12/31/99;
                      Market value -- $11,424,079) (Cost -- $11,200,000)                                                11,200,000
====================================================================================================================================
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $136,007,829*)                                                                         $135,510,846
====================================================================================================================================

@     All or a portion of this security is on loan (See Note 9).
+++   Represents local currency.
++    U.S. dollar denominated security.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO

     SHARES                                                        SECURITY                                             VALUE
====================================================================================================================================
STOCKS -- 100.0%

Australia -- 1.0%
         2,555,088    Coca-Cola Amatil Ltd.@                                                                          $ 12,145,876
------------------------------------------------------------------------------------------------------------------------------------
Finland -- 3.6%
           583,000    Nokia Oyj                                                                                         43,251,287
------------------------------------------------------------------------------------------------------------------------------------
France -- 5.3%
           140,000    Axa@                                                                                              18,100,256
            80,000    Danone@                                                                                           21,413,910
           200,000    Sidel SA@                                                                                         24,122,389
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        63,636,555
------------------------------------------------------------------------------------------------------------------------------------
Germany -- 4.9%
           100,000    Global TeleSystems Group, Inc.@+                                                                   6,587,500
           176,100    Mannesmann AG                                                                                     23,084,269
            24,000    SAP AG, Preferred Non-voting Shares@                                                               8,887,196
            30,000    SAP AG, Preferred ADR@                                                                               941,250
           462,580    Volkswagen AG, Preferred Non-voting Shares                                                        19,821,081
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        59,321,296
------------------------------------------------------------------------------------------------------------------------------------
Greece -- 0.3%
           145,000    Hellenic Telecommunications Organization SA                                                        3,372,641
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong -- 7.5%
        13,416,904    Hong Kong and China Gas Co. Ltd.                                                                  18,869,008
           554,417    Hong Kong and China Gas Co. Ltd. Warrants, Expire 9/30/99+                                            92,277
           610,398    HSBC Holdings PLC@                                                                                22,681,713
         3,000,000    Hutchison Whampoa Ltd.                                                                            26,901,490
         2,505,727    Sun Hung Kai Properties Ltd.@                                                                     21,984,315
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        90,528,803
------------------------------------------------------------------------------------------------------------------------------------
India -- 0.1%
               20,000 The India Magnum Fund, Class B Shares                                                                660,000
------------------------------------------------------------------------------------------------------------------------------------
Ireland -- 10.1%
         1,888,377    Bank of Ireland                                                                                   37,860,240
         1,411,976    Grafton Group PLC+                                                                                28,936,260
         4,061,000    Independent Newspapers PLC                                                                        19,978,892
         1,579,402    Irish Continental Group PLC                                                                       21,514,209
         1,517,809    Irish Life PLC                                                                                    13,649,650
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       121,939,251
------------------------------------------------------------------------------------------------------------------------------------
Italy -- 4.1%
           775,000    Alleanza Assicurazioni@                                                                            9,284,289
         4,000,000    Istituto Nazionale delle Assicurazioni@                                                           10,575,763
         5,000,000    Telecom Italia Mobile S.p.A.@                                                                     30,142,406
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        50,002,458
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                19

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                         INTERNATIONAL EQUITY PORTFOLIO

     SHARES                                                        SECURITY                                             VALUE
====================================================================================================================================
Japan -- 14.7%
           616,000    Canon, Inc.                                                                                     $ 15,069,073
           933,000    Hosiden Corp.@                                                                                    19,697,231
           173,000    Matsushita Communication Industrial Co., Ltd.                                                     12,420,810
           300,000    Murata Manufacturing Co., Ltd.                                                                    17,165,835
             5,000    NTT Data Corp.@                                                                                   39,584,467
            60,000    Shohkoh Fund & Co., Ltd.@                                                                         35,186,193
           203,000    Sony Corp.@                                                                                       18,962,426
           880,000    Terumo Corp.                                                                                      19,168,097
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       177,254,132
------------------------------------------------------------------------------------------------------------------------------------
Mexico -- 2.8%
        18,310,000    Cifra SA de CV, Series C                                                                          34,281,709
------------------------------------------------------------------------------------------------------------------------------------
Netherlands -- 4.6%
           540,456    Getronics NV                                                                                      22,214,515
           363,873    IHC Caland NV                                                                                     16,515,533
         1,000,000    ING Groep NV Warrants, Expires 3/15/01+                                                           17,266,552
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        55,996,600
------------------------------------------------------------------------------------------------------------------------------------
Norway -- 3.0%
           897,000    Tomra Systems ASA@                                                                                35,711,835
------------------------------------------------------------------------------------------------------------------------------------
Singapore -- 3.1%
         7,800,000    Keppel Corp. Ltd. PLC@                                                                            22,292,294
         8,000,000    Singapore Technologies Engineering Ltd.                                                            8,597,578
         1,220,100    Venture Manufactring (Singapore) Ltd.                                                              6,700,283
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,590,155
------------------------------------------------------------------------------------------------------------------------------------
South Africa -- 1.0%
         2,770,669    Dimension Data Holdings Ltd.                                                                      12,277,270
------------------------------------------------------------------------------------------------------------------------------------
Spain -- 3.7%
           700,000    Indra Sistemas SA                                                                                  6,739,457
           221,000    Superdiplo SA+                                                                                     4,781,576
           716,456    Telefonica SA                                                                                     33,617,756
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        45,138,789
------------------------------------------------------------------------------------------------------------------------------------
Sweden -- 0.7%
           570,000    Securitas AB, Class B Shares                                                                       8,471,049
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -- 5.9%
           775,000    Mettler-Toledo International Inc.+                                                                20,246,875
            18,866    Novartis AG, Registered Shares@                                                                   27,670,133
             2,000    Roche Holding AG                                                                                  23,566,502
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        71,483,510
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------
                         INTERNATIONAL EQUITY PORTFOLIO

     SHARES                                                        SECURITY                                             VALUE
====================================================================================================================================
United Kingdom -- 23.6%
         2,370,000    Capita Group PLC                                                                                $ 25,089,762
         1,404,500    Colt Telecom Group PLC+                                                                           26,073,750
         3,375,000    Compass Group PLC                                                                                 34,098,868
           525,000    Guardian IT PLC                                                                                    5,177,473
         3,500,000    Hays PLC                                                                                          39,081,116
         3,890,000    Misys PLC                                                                                         36,546,258
         3,290,000    Racal Electronics PLC                                                                             22,725,091
         5,959,000    Rentokil Initial PLC                                                                              34,804,328
         1,640,000    Serco Group PLC                                                                                   36,307,722
         5,467,000    TeleWest Communications PLC+                                                                      25,218,900
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       285,123,268
------------------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $740,236,559*)                                                                         $1,208,186,484
====================================================================================================================================

@     All or a portion of this security is on loan (See Note 9).
+     Non-income producing security.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                21

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                        INTERNATIONAL BALANCED PORTFOLIO

     SHARES                                                        SECURITY                                             VALUE
====================================================================================================================================
STOCKS -- 38.3%

Australia -- 0.2%
             6,768    Coca Cola Beverage PLC                                                                              $ 32,172
------------------------------------------------------------------------------------------------------------------------------------
Finland -- 3.4%
             6,900    Nokia Oyj AB, Class K Shares                                                                         511,893
------------------------------------------------------------------------------------------------------------------------------------
France -- 2.6%
             1,050    Axa                                                                                                  135,752
               330    Danone                                                                                                88,332
             1,400    Sidel SA                                                                                             168,857
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           392,941
------------------------------------------------------------------------------------------------------------------------------------
Germany -- 1.3%
             1,000    Mannesmann AG                                                                                        131,086
                65    SAP AG, Preferred Non-voting Shares                                                                   24,069
             1,000    Volkswagen AG, Preferred Non-voting Shares                                                            42,849
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           198,004
------------------------------------------------------------------------------------------------------------------------------------
Greece -- 0.2%
             1,600    Hellenic Telecommunications Organization SA                                                           37,215
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong -- 2.3%
            33,000    Hong Kong and China Gas Co., Ltd.                                                                     46,410
             1,600    HSBC Holdings PLC                                                                                     59,454
            14,000    Hutchison Whampoa Ltd.                                                                               125,540
            13,000    Sun Hung Kai Properties Ltd.                                                                         114,057
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           345,461
------------------------------------------------------------------------------------------------------------------------------------
Ireland -- 0.9%
             4,027    Bank of Ireland                                                                                       80,728
                 4    CRH PLC                                                                                                   79
             6,000    Irish Life PLC                                                                                        53,958
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           134,765
------------------------------------------------------------------------------------------------------------------------------------
Italy -- 1.7%
            10,000    Alleanza Assicurazioni                                                                               119,797
            14,000    Istituto Nazionale delle Assicurazioni                                                                37,015
            15,000    Telecom Italia Mobile S.p.A.                                                                          90,427
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           247,239
------------------------------------------------------------------------------------------------------------------------------------
Japan -- 6.3%
             1,000    Canon, Inc.                                                                                           24,463
             4,000    Hosiden Corp.                                                                                         84,447
             1,000    Murata Manufacturing Co., Ltd.                                                                        57,219
               800    NTT Data Corp.                                                                                       633,351
               150    Shohkoh Fund & Co., Ltd.                                                                              87,965
               600    Sony Corp.                                                                                            56,047
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           943,492
------------------------------------------------------------------------------------------------------------------------------------
Mexico -- 1.5%
           118,800    Cifra SA de CV, Series C+                                                                            222,429
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                        INTERNATIONAL BALANCED PORTFOLIO

     SHARES                                                        SECURITY                                             VALUE
====================================================================================================================================
Netherlands -- 1.6%
             1,800    Aalberts Industries NV                                                                              $ 42,849
             1,700    Getronics NV                                                                                          69,876
             1,000    IHC Caland NV                                                                                         45,388
             1,200    ING Groep NV                                                                                          74,018
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           232,131
------------------------------------------------------------------------------------------------------------------------------------
Norway -- 0.6%
             2,200    Tomra Systems ASA                                                                                     87,587
------------------------------------------------------------------------------------------------------------------------------------
Singapore -- 0.9%
            25,000    Keppel Corp., Ltd. PLC                                                                                71,450
            62,500    Singapore Technologies Engineering Ltd.                                                               67,169
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           138,619
------------------------------------------------------------------------------------------------------------------------------------
Spain -- 0.1%
               500    Superdiplo SA+                                                                                        10,818
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -- 1.0%
               350    Gretag Imaging Group+                                                                                 33,448
             2,000    Mettler-Toledo International Inc.+                                                                    52,250
                40    Novartis AG, Registered Shares                                                                        58,667
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           144,365
------------------------------------------------------------------------------------------------------------------------------------
United States -- 2.2%
             2,366    Telefonica SA ADR                                                                                    329,761
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -- 11.5%
             6,800    Capita Group PLC                                                                                      71,988
             8,500    Colt Telecom Group PLC+                                                                              157,798
             8,700    Compass Group PLC                                                                                     87,899
            22,100    Hays PLC                                                                                             246,769
             9,000    Misys PLC                                                                                             84,554
             7,100    Racal Electronics PLC                                                                                 49,042
            11,000    Rentokil Initial PLC                                                                                  64,247
            28,200    Serco Group PLC                                                                                      624,316
            72,000    TeleWest Communications PLC+                                                                         332,131
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,718,744
------------------------------------------------------------------------------------------------------------------------------------
Venezuela -- 0.0%
             7,140    Republic of Venezuela Warrants, Expire 4/15/20+                                                            0
------------------------------------------------------------------------------------------------------------------------------------
                      TOTAL STOCKS
                      (Cost -- $4,382,188)                                                                               5,727,636
====================================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                23

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                        INTERNATIONAL BALANCED PORTFOLIO

      FACE
     AMOUNT                                                        SECURITY                                             VALUE
====================================================================================================================================
U.S. TREASURY OBLIGATIONS -- 9.8%
$        1,500,000    U.S. Treasury Note, 4.000% due 10/31/00 (Cost -- $1,479,800)                                     $ 1,478,250
====================================================================================================================================

       FACE
      AMOUNT++                                                      SECURITY                                             VALUE
====================================================================================================================================
BONDS -- 47.9%

Australia -- 1.1%
           220,000    Australian Government, 7.500% due 9/15/09                                                            168,479
------------------------------------------------------------------------------------------------------------------------------------
Canada -- 4.9%
         1,000,000    Canadian Government, 6.000% due 6/1/08                                                               727,941
------------------------------------------------------------------------------------------------------------------------------------
France -- 16.1%
         2,067,143    France O.A.T., 5.250% due 4/25/08                                                                  2,407,929
------------------------------------------------------------------------------------------------------------------------------------
Germany -- 15.7%
         1,585,005    Bundesobligation, 5.000% due 5/21/01                                                               1,753,654
           511,292    Bundesrepublik Deutschland, 5.250% due 1/4/08                                                        599,369
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         2,353,023
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -- 10.1%
           800,000    United Kingdom Treasury, 7.250% due 12/7/07                                                        1,510,530
------------------------------------------------------------------------------------------------------------------------------------
                      TOTAL BONDS
                      (Cost -- $7,154,513)                                                                               7,167,902
====================================================================================================================================

      FACE
     AMOUNT                                                        SECURITY                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
$          600,000    CIBC Wood Gundy Securities Inc., 4.700% due 5/3/99;
                      Proceeds at maturity -- $600,235; (Fully collateralized by
                      U.S. Treasury Notes, 5.625% due 12/31/99;
                      Market value -- $612,370) (Cost -- $600,000)                                                         600,000
====================================================================================================================================
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $13,616,501*)                                                                           $14,973,788
====================================================================================================================================

+     Non-income producing security.
++    Represents local currency.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)                  April 30, 1999
--------------------------------------------------------------------------------

                                                                            Global
                                                                          Government            International        International
                                                                             Bond                  Equity              Balanced
                                                                           Portfolio              Portfolio            Portfolio
====================================================================================================================================
ASSETS:
     Investments -- Cost                                                  $136,007,829         $  740,236,559         $13,616,501
     Foreign currency -- Cost                                                       --              4,608,045               4,990
====================================================================================================================================
     Investments, at value                                                $135,510,846         $1,208,186,484         $14,973,788
     Foreign currency, at value                                                     --              4,604,260               4,958
     Cash                                                                       48,665                     --              32,985
     Collateral for securities on loan (Note 9)                             20,433,950            240,910,571                  --
     Receivable for Fund shares sold                                           108,101                730,848               7,841
     Receivable for securities sold                                                 --              3,479,500                  --
     Dividends and interest receivable                                       3,118,386              2,302,484             223,996
     Receivable for open forward foreign currency
        contracts (Note 4)                                                     279,166                  8,901                  --
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                          159,499,114          1,460,223,048          15,243,568
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities on loan (Note 9)                                20,433,950            240,910,571                  --
     Dividends payable                                                         504,275                     --                  --
     Management fees payable                                                    85,955                856,437              10,291
     Payable for open forward foreign currency
        contracts (Note 4)                                                      67,822                     --              14,518
     Distribution fees payable                                                  22,658                316,895               2,041
     Payable to bank                                                               350             39,527,764                  --
     Payable for securities purchased                                               --              6,338,238                  --
     Payable for Fund shares purchased                                              --                  8,295               8,290
     Accrued expenses                                                           62,915                794,222              82,344
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                      21,177,925            288,752,422             117,484
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                          $138,321,189         $1,171,470,626         $15,126,084
====================================================================================================================================
NET ASSETS:
     Par value of capital shares                                          $     11,742         $       49,664         $     1,142
     Capital paid in excess of par value                                   132,398,805            653,246,957          10,365,648
     Undistributed (overdistributed) net investment income                   5,679,293            (11,473,596)           (178,950)
     Accumulated net realized gain from security
        transactions and foreign currencies                                    557,718             61,808,061           3,601,373
     Net unrealized appreciation (depreciation) of
        investments and foreign currencies                                    (326,369)           467,839,540           1,336,871
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                          $138,321,189         $1,171,470,626         $15,126,084
====================================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                25

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited) (continued)      April 30, 1999
--------------------------------------------------------------------------------

                                                                            Global
                                                                          Government            International        International
                                                                             Bond                  Equity              Balanced
                                                                           Portfolio              Portfolio            Portfolio
====================================================================================================================================
Shares Outstanding:
     Class A                                                                 6,679,821             16,428,604          672,315
     -------------------------------------------------------------------------------------------------------------------------------
     Class B                                                                 1,052,016              8,063,944          267,826
     -------------------------------------------------------------------------------------------------------------------------------
     Class L                                                                   180,637              6,831,697          202,171
     -------------------------------------------------------------------------------------------------------------------------------
     Class Y                                                                 3,830,198             12,696,021               --
     -------------------------------------------------------------------------------------------------------------------------------
     Class Z                                                                        --              5,644,080               --
     -------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                             $11.84                 $23.75           $13.24
     -------------------------------------------------------------------------------------------------------------------------------
     Class B*                                                                   $11.82                 $23.29           $13.27
     -------------------------------------------------------------------------------------------------------------------------------
     Class L**                                                                  $11.81                 $22.96           $13.22
     -------------------------------------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                             $11.67                 $23.82               --
     -------------------------------------------------------------------------------------------------------------------------------
     Class Z (and redemption price)                                                 --                 $23.80               --
     -------------------------------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of net asset value per share)          $12.40                     --               --
     -------------------------------------------------------------------------------------------------------------------------------
     Class A (net asset value plus 5.26% of net asset value per share)              --                 $25.00           $13.94
     -------------------------------------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)          $11.93                 $23.19           $13.35
====================================================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC for Global Government Bond Portfolio or by a 5.00% CDSC for the International Equity and International Balanced Portfolios if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Operations (unaudited)     For the Six Months Ended April 30, 1999
--------------------------------------------------------------------------------

                                                                              Global
                                                                            Government         International        International
                                                                               Bond               Equity              Balanced
                                                                             Portfolio           Portfolio            Portfolio
====================================================================================================================================
INVESTMENT INCOME:
     Interest                                                              $ 4,020,051           $  1,334,262          $  285,231
     Dividends                                                                      --              6,292,610              55,903
     Less: Foreign withholding tax                                                  --               (406,027)             (7,797)
------------------------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                 4,020,051              7,220,845             333,337
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                                  528,870              5,138,483              67,741
     Distribution fees (Note 2)                                                163,178              2,261,366              44,469
     Shareholder and system servicing fees                                      52,840                478,037              12,487
     Custody                                                                    17,192                335,351              22,639
     Audit and legal                                                            16,018                 33,470              13,524
     Shareholder communications                                                 15,763                 52,871              13,299
     Registration fees                                                           9,972                 37,163              35,858
     Directors' fees                                                             2,799                 14,622               1,287
     Other                                                                       2,588                 15,401               2,062
------------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                            809,220              8,366,764             213,366
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                 3,210,831             (1,145,919)            119,971
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES (NOTES 3 AND 4):
     Realized Gain (Loss) From:
        Security transactions (excluding short-term securities)                934,069             75,090,253             (66,291)
        Foreign currency transactions                                        6,131,606              1,019,903            (235,131)
------------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss)                                                7,065,675             76,110,156            (301,422)
------------------------------------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation (Depreciation)
     of Investments and Foreign Currencies:
        Beginning of period                                                  7,359,067            337,608,556             883,228
        End of period                                                         (326,369)           467,839,540           1,336,871
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation (Depreciation)                 (7,685,436)           130,230,984             453,643
------------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments and Foreign Currencies                         (619,761)           206,341,140             152,221
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                     $ 2,591,070           $205,195,221          $  272,192
====================================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                27

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (unaudited)
                                         For the Six Months Ended April 30, 1999
--------------------------------------------------------------------------------

                                                                             Global
                                                                           Government           International        International
                                                                              Bond                 Equity              Balanced
                                                                            Portfolio             Portfolio            Portfolio
====================================================================================================================================
OPERATIONS:
     Net investment income (loss)                                          $ 3,210,831           $ (1,145,919)       $    119,971
     Net realized gain (loss)                                                7,065,675             76,110,156            (301,422)
     Increase in net unrealized appreciation (depreciation)                 (7,685,436)           130,230,984             453,643
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                                  2,591,070            205,195,221             272,192
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                  (3,066,604)                    --             (63,790)
     Net realized gains                                                             --                     --          (2,750,372)
------------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                                       (3,066,604)                    --          (2,814,162)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
     Net proceeds from sale of shares                                       10,451,483          2,957,116,292           7,047,897
     Net asset value of shares issued for
        reinvestment of dividends                                            1,505,304                     --           2,435,637
     Cost of shares reacquired                                             (16,012,719)        (3,228,529,438)         (8,398,803)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
        Fund Share Transactions                                             (4,055,932)          (271,413,146)          1,084,731
------------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                      (4,531,466)           (66,217,925)         (1,457,239)

NET ASSETS:
     Beginning of period                                                   142,852,655          1,237,688,551          16,583,323
------------------------------------------------------------------------------------------------------------------------------------
     End of period*                                                       $138,321,189         $1,171,470,626         $15,126,084
====================================================================================================================================
*  Includes underdistributed
   (overdistributed) net investment income of:                              $5,679,293           $(11,473,596)          $(178,950)
====================================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
                                             For the Year Ended October 31, 1998
--------------------------------------------------------------------------------

                                                                            Global
                                                                          Government         International        International
                                                                             Bond               Equity              Balanced
                                                                           Portfolio           Portfolio            Portfolio
====================================================================================================================================
OPERATIONS:
     Net investment income (loss)                                       $  6,488,551     $    (1,455,652)         $    673,640
     Net realized gain (loss)                                             (3,133,405)         63,603,029             7,009,119
     Increase (decrease) in net unrealized appreciation                    7,652,796         (24,011,935)           (2,668,125)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                               11,007,942          38,135,442             5,014,634
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                (2,571,347)         (1,282,091)             (274,304)
     Net realized gains                                                   (7,063,325)                 --              (147,477)
     Capital                                                              (5,311,989)                 --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                                    (14,946,661)         (1,282,091)             (421,781)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
     Net proceeds from sale of shares                                     21,964,285       3,488,292,293            12,535,645
     Net asset value of shares issued
        for reinvestment of dividends                                      7,826,233             743,911               104,623
     Cost of shares reacquired                                           (28,999,827)     (3,618,555,356)          (62,556,734)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets
      From Fund Share Transactions                                           790,691        (129,519,152)          (49,916,466)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                    (3,148,028)        (92,665,801)          (45,323,613)

NET ASSETS:
     Beginning of year                                                   146,000,683       1,330,354,352            61,906,936
------------------------------------------------------------------------------------------------------------------------------------
     End of year*                                                       $142,852,655     $ 1,237,688,551          $ 16,583,323
====================================================================================================================================
* Includes overdistributed net investment income of:                    $   (596,540)    $   (11,347,580)                   --
====================================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                29

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Global Government Bond, International Equity and International Balanced Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company and consists of these Portfolios and three other separate investment portfolios: Emerging Markets, European and Pacific Portfolios. The financial statements and financial highlights for the other portfolios are presented in a separate semi-annual report.

The significant accounting policies consistently followed by the Portfolios are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales price was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; (g) direct expenses are charged to each Portfolio and each class; management fees and general Fund expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the accounting records of each Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 1998, reclassifications were made to the capital accounts of the Portfolios to reflect permanent book/tax differences and income and gains available for distributions under tax regulations. Accordingly, for the International Equity Portfolio, a portion of overdistributed net investment income amounting to $2,254,604 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by these changes; (k) each Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve each Portfolio from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


--------------------------------------------------------------------------------
30                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

In addition, the Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager of the Fund. The Global Government Bond Portfolio pays SSBC a management fee calculated at an annual rate of 0.75% of the average daily net assets of the portfolio. The International Equity and International Balanced Portfolios pay SSBC a management fee calculated at an annual rate of 0.85% of the average daily net assets of each respective portfolio. These fees are calculated daily and paid monthly.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

SSB acts as the primary broker for its portfolio agency transactions. For the six months ended April 30, 1999, SSB received total brokerage commissions of $73,186 from the International Equity and International Balanced Portfolios.

For the Global Government Portfolio, there is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. For the International Equity and International Balanced Portfolios, there is a CDSC of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase. Thereafter this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares for each Portfolio have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares for each Portfolio have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares that equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 1999, CDSCs paid to CFBDS were approximately:

                                                   CDSCs
                                   ----------------------------------
Portfolio                          Class A        Class B     Class L
=====================================================================
Global Government Bond                  --       $ 15,000          --
---------------------------------------------------------------------
International Equity               $10,000        428,000     $18,000
---------------------------------------------------------------------
International Balanced               5,000         10,000          --
=====================================================================

For the six months ended April 30, 1999, sales charges received by CFBDS were approximately:

                                                    Sales Charges
                                                 -------------------
Portfolio                                         Class A    Class L
====================================================================
Global Government Bond                           $ 11,000    $ 1,000
--------------------------------------------------------------------
International Equity                              559,000     61,000
--------------------------------------------------------------------
International Balanced                             13,000         --
====================================================================


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                31

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Portfolios pay a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class's shares. The Global Government Bond Portfolio pays a distribution fee with respect to Class B and L shares calculated at the annual rates of 0.50% and 0.45% of the average daily net assets of each class, respectively. The International Equity and International Balanced Portfolios pay a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets for each respective Portfolio and class. For the six months ended April 30, 1999, total Distribution Plan fees incurred by the Portfolios were:

Portfolio                                 Class A        Class B         Class L
================================================================================
Global Government Bond                   $104,674       $ 50,679        $  7,825
--------------------------------------------------------------------------------
International Equity                      532,934        936,486         791,946
--------------------------------------------------------------------------------
International Balanced                     11,742         18,609          14,118
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended April 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                           Purchases           Sales
================================================================================
Global Government Bond                           $ 56,884,160       $ 65,725,947
--------------------------------------------------------------------------------
International Equity                              192,300,849        313,596,248
--------------------------------------------------------------------------------
International Balanced                              5,723,517          5,748,664
================================================================================

At April 30, 1999, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                                   Net Unrealized
                                                                                                   Appreciation
Portfolio                                        Appreciation            Depreciation             (Depreciation)
=================================================================================================================
Global Government Bond                           $  1,166,878            $(1,663,861)              $   (496,983)
-----------------------------------------------------------------------------------------------------------------
International Equity                              475,504,972             (7,555,047)               467,949,925
-----------------------------------------------------------------------------------------------------------------
International Balanced                              1,540,586               (183,299)                 1,357,287
=================================================================================================================


--------------------------------------------------------------------------------
32                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Forward Foreign Currency Contracts

At April 30, 1999, the Portfolios had open forward foreign currency contracts as described below. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

                                                           Local         Market        Settlement     Unrealized
Foreign Currency                                         Currency         Value           Date        Gain (Loss)
=================================================================================================================
Global Government Bond Portfolio
To Sell:
Australian Dollars                                       1,770,000      $ 1,173,220      5/27/99      $ (16,118)
British Pound                                           12,170,000       19,588,727      5/27/99         57,061
Canadian Dollars                                         5,120,000        3,516,009      5/27/99        (51,704)
Danish Krone                                             6,210,000          885,982      5/27/99          3,919
Euro                                                    43,490,000       46,094,402      5/27/99        218,186
-----------------------------------------------------------------------------------------------------------------
Net Unrealized Gain on
   Forward Foreign Currency Contracts                                                                 $ 211,344
=================================================================================================================
International Equity Portfolio
To Sell:
South Africa Rand                                        4,777,719      $   781,848       5/4/99      $   5,255
-----------------------------------------------------------------------------------------------------------------
To Buy:
Singapore Dollar                                         5,654,435        3,339,989       5/3/99          3,646
-----------------------------------------------------------------------------------------------------------------
Net Unrealized Gain on
   Forward Foreign Currency Contracts                                                                 $   8,901
=================================================================================================================
International Balanced Portfolio
To Sell:
Australian Dollars                                         100,000      $    66,289      6/15/99      $  (1,480)
British Pound                                              410,000          659,824      6/15/99         (1,364)
Canadian Dollars                                           460,000          315,938      6/15/99         (7,006)
-----------------------------------------------------------------------------------------------------------------
                                                                                                         (9,850)
-----------------------------------------------------------------------------------------------------------------
To Buy:
Euro                                                       330,000          350,222      6/15/99         (1,096)
Euro                                                       110,000          116,741      6/15/99           (617)
Japanese Yen                                           153,000,000        1,289,837      6/15/99         (2,393)
Swedish Krona                                            1,600,000          190,704      6/15/99           (562)
-----------------------------------------------------------------------------------------------------------------
                                                                                                         (4,668)
-----------------------------------------------------------------------------------------------------------------
Net Unrealized Loss on
   Forward Foreign Currency Contracts                                                                 $ (14,518)
=================================================================================================================


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                33

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolios represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the amount of the premium originally paid. When the Portfolio exercises a call option, the cost of the security that the Portfolio purchases upon exercise will be increased by the premium originally paid.

At April 30, 1999, the Portfolios had no open purchased call or put options.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended April 30, 1999, the Portfolios did not write any options.

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 1999, the Portfolios had no open futures contracts.


--------------------------------------------------------------------------------
34                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Concentration of Risk

The Portfolios' investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of each of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

8. Capital Loss Carryforwards

At April 30, 1999, the International Equity Portfolio had, for Federal income tax purposes, approximately $12,705,000 of capital loss carryforwards available to offset future realized gains before expiration in 2003. To the extent that these carryforward losses are used to offset gains, it is probable that the gains so offset will not be distributed.

9. Lending of Portfolio Securities

The Portfolio has an agreement with their custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers, and other financial organizations. Fees earned by the Portfolios on securities lending are recorded as interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Custodian establishes and maintains the collateral in segregated accounts.

The Portfolios maintain exposure for the risk of any loss in the investment of amounts received as collateral.

At April 30, 1999, the Portfolios listed below had loaned common stocks and bonds which were collateralized by cash. In addition, the International Equity Portfolio had loaned common stocks collateralized by securities. The market value for the securities on loan for each portfolio was as follows:

Portfolio                                                               Value
================================================================================
Global Government Bond Portfolio                                    $ 18,719,005
--------------------------------------------------------------------------------
International Equity Portfolio                                       264,871,817
================================================================================

At April 30, 1999, the cash collateral received for these securities on loan was invested as follows:


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                35

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Global Government Bond Portfolio
Security Description                                                    Value
================================================================================
Time Deposit:
   National Australia Bank, 4.875% due 5/3/99                        $ 1,000,549
   Caisse de Depots et Consign., Paris, 4.875% due 5/3/99              1,000,549
   Argentaria Caja Postal Banco Hipote, 4.875% due 5/3/99              1,000,549
   Dresdner Bank Grand Cayman, 4.968% due 5/3/99                       1,000,549
   Caisse National de Credit Agricole, 4.937% due 5/3/99               1,000,549
   CommerzBank AG, Frankfurt, 5.125% due 5/3/99                        1,000,549
   Southtrust Bank of Alabama, G.C., 5.000% due 5/3/99                   789,907
Repurchase Agreement:
   Merrill Lynch Sec./MLPFS, 4.987% due 5/3/99                         3,738,894
   NationsBanc Montogomery Sec. Inc., 4.987% due 5/3/99                4,081,188
Commercial Paper:
   General Electric Credit Corp., 4.952% due 5/3/99                    1,000,137
   General Motor Acc. Corp., 4.942% due 5/3/99                           977,695
   Associates First Captial, 4.942% due 5/3/99                         1,000,137
   Wood Street Funding Corp., 5.052% due 5/3/99                          526,620
   BP Capital PLC, 5.102% due 5/3/99                                   1,000,124
   Barton Capital Corp., 5.102% due 5/3/99                               657,977
   Market Street Funding, 5.102% due 5/3/99                              657,977
--------------------------------------------------------------------------------
Total                                                                $20,433,950
================================================================================

International Equity Portfolio
Security Description                                                    Value
================================================================================
Time Deposit:
   National Australia Bank, 4.875% due 5/3/99                       $ 11,796,196
   Caisse de Depots et Consign., Paris, 4.875% due 5/3/99             11,796,196
   Argentaria Caja Postal Banco Hipote, 4.875% due 5/3/99             11,796,196
   Dresdner Bank Grand Cayman, 4.968% due 5/3/99                      11,796,196
   Caisse National de Credit Agricole, 4.937% due 5/3/99              11,796,196
   CommerzBank AG, Frankfurt, 5.125% due 5/3/99                       11,796,196
   Southtrust Bank of Alabama, G.C., 5.000% due 5/3/99                 9,312,787
Repurchase Agreement:
   Merrill Lynch Sec./MLPFS, 4.987% due 5/3/99                        44,080,522
   NationsBanc Montogomery Sec. Inc., 4.987% due 5/3/99               48,116,063
Commercial Paper:
   General Electric Credit Corp., 4.952% due 5/3/99                   11,791,330
   General Motor Acc. Corp., 4.942% due 5/3/99                        11,526,751
   Associates First Captial, 4.942% due 5/3/99                        11,791,340
   Wood Street Funding Corp., 5.052% due 5/3/99                        6,208,704
   BP Capital PLC, 5.102% due 5/3/99                                  11,791,183
   Barton Capital Corp., 5.102% due 5/3/99                             7,757,357
   Market Street Funding, 5.102% due 5/3/99                            7,757,358
--------------------------------------------------------------------------------
Total                                                               $240,910,571
================================================================================

In addition to the above noted cash collateral, the International Equity Portfolio held securities collateral with a market value of $32,869,800 as of April 30, 1999.

Interest income earned by the Portfolios from securities loaned for the year ended April 30, 1999 was as follows:

================================================================================
Global Government Bond Portfolio                                      $ 31,334
-------------------------------------------------------------------------------
International Equity Portfolio                                         330,308
================================================================================


--------------------------------------------------------------------------------
36                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

10. Capital Shares

At April 30, 1999, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in a Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At April 30, 1999, total paid-in capital amounted to the following for each
Portfolio:

Portfolio                                     Class A             Class B            Class L            Class Y           Class Z
====================================================================================================================================
Global Government Bond                     $ 74,505,686        $ 10,824,527       $  2,395,127       $ 44,685,207               --
------------------------------------------------------------------------------------------------------------------------------------
International Equity                        110,466,458         122,740,815        102,590,024        222,937,897      $94,561,427
------------------------------------------------------------------------------------------------------------------------------------
International Balanced                        5,102,302           3,121,565          2,142,923                 --               --
====================================================================================================================================

Transactions in shares of each class were as follows:

                                                         Six Months Ended                         Year Ended
                                                          April 30, 1999                       October 31, 1998
                                                  --------------------------------     ----------------------------------
                                                      Shares             Amount           Shares                Amount
=========================================================================================================================
Global Government Bond Portfolio
Class A
Shares sold                                           202,557        $  2,107,389         854,433           $ 10,070,134
Shares issued on reinvestment                          80,043           1,243,523         525,036              6,212,574
Shares reacquired                                  (1,081,415)        (12,849,362)     (1,669,632)           (19,842,022)
-------------------------------------------------------------------------------------------------------------------------
Net Decrease                                         (798,815)       $ (9,498,450)       (290,163)          $ (3,559,314)
=========================================================================================================================
Class B
Shares sold                                            47,006        $    508,448          59,689              $ 711,346
Shares issued on reinvestment                          14,496             222,803         114,717              1,356,444
Shares reacquired                                    (236,531)         (2,805,969)       (558,703)            (6,632,006)
-------------------------------------------------------------------------------------------------------------------------
Net Decrease                                         (175,029)       $ (2,074,718)       (384,297)          $ (4,564,216)
=========================================================================================================================
Class L+
Shares sold                                             5,856        $     69,687           9,865           $    116,532
Shares issued on reinvestment                           3,297              38,978          21,786                257,215
Shares reacquired                                     (30,152)           (357,388)        (97,100)            (1,146,636)
-------------------------------------------------------------------------------------------------------------------------
Net Decrease                                          (20,999)       $   (248,723)        (65,449)          $   (772,889)
=========================================================================================================================
Class Y
Shares sold                                           662,079        $  7,765,959         946,492           $ 11,066,273
Shares reacquired                                          --                  --        (113,418)            (1,379,163)
-------------------------------------------------------------------------------------------------------------------------
Net Increase                                          662,079        $  7,765,959         833,074           $  9,687,110
=========================================================================================================================

+     On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                37

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                         Six Months Ended                         Year Ended
                                                          April 30, 1999                       October 31, 1998
                                               ------------------------------------    -------------------------------------
                                                   Shares               Amount             Shares                Amount
============================================================================================================================
International Equity Portfolio
Class A
Shares sold                                     114,474,395        $ 2,535,594,872      145,287,524         $ 3,124,384,638
Shares issued on reinvestment                            --                     --               --                      --
Shares reacquired                              (120,267,693)        (2,682,019,760)    (145,894,274)         (3,167,710,830)
----------------------------------------------------------------------------------------------------------------------------
Net Decrease                                     (5,793,298)       $  (146,424,888)        (606,750)        $   (43,326,192)
============================================================================================================================
Class B
Shares sold                                       6,432,261        $   140,226,594        8,282,267         $   175,524,703
Shares issued on reinvestment                            --                     --               --                      --
Shares reacquired                                (7,381,155)          (161,870,176)     (10,699,379)           (225,481,466)
----------------------------------------------------------------------------------------------------------------------------
Net Decrease                                       (948,894)       $   (21,643,582)      (2,417,112)        $   (49,956,763)
============================================================================================================================
Class L+
Shares sold                                      11,494,639        $   247,963,246        3,611,918         $    76,814,423
Shares issued on reinvestment                            --                     --               --                      --
Shares reacquired                               (12,371,903)          (268,534,228)      (5,982,110)           (124,971,412)
----------------------------------------------------------------------------------------------------------------------------
Net Decrease                                       (877,264)       $   (20,570,982)      (2,370,192)        $   (48,156,989)
============================================================================================================================
Class Y
Shares sold                                         909,742        $    19,816,703        4,632,642         $    99,224,433
Shares issued on reinvestment                            --                     --           19,405                 381,500
Shares reacquired                                (4,574,582)          (100,156,694)      (3,102,340)            (72,862,759)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                          (3,664,840)       $   (80,339,991)       1,549,707         $    26,743,174
============================================================================================================================
Class Z
Shares sold                                         611,519        $    13,514,877          579,525         $    12,344,096
Shares issued on reinvestment                            --                     --           18,443                 362,411
Shares reacquired                                  (710,653)           (15,948,580)      (1,323,023)            (27,528,889)
----------------------------------------------------------------------------------------------------------------------------
Net Decrease                                        (99,134)       $    (2,433,703)        (725,055)        $   (14,822,382)
============================================================================================================================

International Balanced Portfolio
Class A
Shares sold                                         436,489        $     6,514,393           90,635         $     1,264,311
Shares issued on reinvestment                       123,724              1,630,397            6,185                  83,320
Shares reacquired                                  (535,393)            (7,119,833)        (280,571)             (6,136,725)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                              24,820        $     1,024,957         (183,751)        $    (4,789,094)
============================================================================================================================
Class B
Shares sold                                          21,310        $       288,067           30,146         $       415,822
Shares issued on reinvestment                        32,818                434,141              876                  11,818
Shares reacquired                                   (54,478)              (746,872)        (122,702)             (1,654,968)
----------------------------------------------------------------------------------------------------------------------------
Net Decrease                                           (350)       $       (24,664)         (91,680)        $    (1,227,328)
============================================================================================================================
Class L+
Shares sold                                          16,581        $       245,437            5,081         $        68,946
Shares issued on reinvestment                        28,158                371,099              704                   9,485
Shares reacquired                                   (40,051)              (532,098)         (81,145)             (1,099,592)
----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                               4,688        $        84,438          (75,360)        $    (1,021,161)
============================================================================================================================
Class Y++
Shares sold                                              --                     --          830,192         $    10,786,566
Shares issued on reinvestment                            --                     --               --                      --
Shares reacquired                                        --                     --       (4,004,817)            (53,665,449)
----------------------------------------------------------------------------------------------------------------------------
Net Decrease                                             --                     --       (3,174,625)        $   (42,878,883)
============================================================================================================================

+     On June 12, 1998, Class C shares were renamed Class L shares.
++ On July 30, 1998, all Class Y shares were redeemed from the International Balanced Portfolio.


--------------------------------------------------------------------------------
38                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                  Class A Shares
                                                ------------------------------------------------------------------------------------
Global Government Bond Portfolio                 1999(1)(2)     1998(2)       1997(2)        1996(2)        1995          1994(3)
====================================================================================================================================
Net Asset Value, Beginning of Period             $ 11.88      $ 12.22        $ 12.55      $  12.30       $  11.68        $ 12.92
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                            0.27         0.54           0.59          0.70           0.92*          0.69
   Net realized and unrealized gain (loss)         (0.05)        0.39           0.38          0.42           0.48          (1.28)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.22         0.93           0.97          1.12           1.40          (0.59)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(4)                        (0.26)       (0.22)         (1.22)        (0.87)         (0.78)         (0.23)
   Net realized gains                                 --        (0.60)         (0.08)           --             --             --
   Capital                                            --        (0.45)            --            --             --          (0.42)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.26)       (1.27)         (1.30)        (0.87)         (0.78)         (0.65)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $ 11.84      $ 11.88        $ 12.22      $  12.55       $  12.30        $ 11.68
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        1.86%++      8.08%          8.21%         9.41%         12.40%         (4.64)%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $79,064      $88,836        $94,957      $106,536       $123,917        $77,961
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)                                      1.20%+       1.22%          1.26%         1.26%          1.38%          1.32%+
   Net investment income                            4.48+        4.58           4.82          5.69           7.44           6.57+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               45%         287%           367%          133%           195%           179%
====================================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from January 1, 1994 to October 31, 1994.
(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(5) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.24% and 1.32%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                39

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                          Class B Shares
                                                             -----------------------------------------------------------------------
Global Government Bond Portfolio                             1999(1)(2)         1998(2)       1997(2)       1996(2)       1995(3)
====================================================================================================================================
Net Asset Value, Beginning of Period                          $ 11.87          $ 12.22       $ 12.50       $ 12.26       $ 11.57
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                         0.27             0.47          0.52          0.63          0.78*
   Net realized and unrealized gain (loss)                      (0.09)            0.39          0.38          0.42          0.57
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                     0.18             0.86          0.90          1.05          1.35
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(4)                                     (0.23)           (0.19)        (1.10)        (0.81)        (0.66)
   Net realized gains                                              --            (0.60)        (0.08)           --            --
   Capital                                                         --            (0.42)           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (0.23)           (1.21)        (1.18)        (0.81)        (0.66)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $ 11.82          $ 11.87       $ 12.22       $ 12.50       $ 12.26
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                     1.57%++          7.46%         7.62%         8.83%        11.97%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                              $12,437          $14,569       $19,690       $25,970       $35,159
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)                                                   1.76%+           1.77%         1.80%         1.81%         1.92%+
   Net investment income                                         3.90+            3.93          4.24          5.15          6.65+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                            45%             287%          367%          133%          195%
====================================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from November 18, 1994 (inception date) to October 31,
      1995.
(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(5) During the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 1.78% and 1.86% (annualized), respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
40                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                         Class L Shares
                                           --------------------------------------------------------------------------
Global Government Bond Portfolio           1999(1)(2)     1998(2)(3)      1997(2)     1996(2)     1995(4)     1994(5)
=====================================================================================================================
Net Asset Value, Beginning of Period        $11.86         $12.19         $12.47      $12.23      $11.68      $12.93
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                      0.29           0.48           0.53        0.64        0.85*       0.90
   Net realized and unrealized gain (loss)   (0.11)          0.40           0.38        0.41        0.42       (1.55)
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.18           0.88           0.91        1.05        1.27       (0.65)
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(6)                  (0.23)         (0.19)         (1.11)      (0.81)      (0.72)      (0.21)
   Net realized gains                           --          (0.60)         (0.08)         --          --          --
   Capital                                      --          (0.42)            --          --          --       (0.39)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.23)         (1.21)         (1.19)      (0.81)      (0.72)      (0.60)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.81         $11.86         $12.19      $12.47      $12.23      $11.68
---------------------------------------------------------------------------------------------------------------------
Total Return                                  1.57%++        7.67%          7.73%       8.90%      11.25%      (5.09)%++
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $2,133         $2,391         $3,257      $3,986      $4,141      $5,835
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(7)                                1.66%+         1.68%          1.69%       1.74%       1.84%       1.80%+
   Net investment income                      4.03+          4.01           4.33        5.22        7.15        6.05+
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         45%           287%           367%        133%        195%        179%
=====================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4)   On November 7, 1994, Class B shares were renamed Class C shares.
(5)   For the period from January 1, 1994 to October 31, 1994.
(6) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(7) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 1.71% and 1.78%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                41

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                            Class Y Shares
                                            ----------------------------------------------------------------------------
Global Government Bond Portfolio            1999(1)(2)       1998(2)      1997(2)      1996(2)      1995(3)      1994(4)
========================================================================================================================
Net Asset Value, Beginning of Period        $ 11.70         $ 12.03      $ 12.39      $ 12.14       $11.68       $12.93
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                       0.26            0.59         0.63         0.73         0.78*        0.76
   Net realized and unrealized gain (loss)    (0.03)           0.37         0.37         0.42         0.49        (1.35)
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.23            0.96         1.00         1.15         1.27        (0.59)
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(5)                   (0.26)          (0.23)       (1.28)       (0.90)       (0.81)       (0.23)
   Net realized gains                            --           (0.60)       (0.08)          --           --           --
   Capital                                       --           (0.46)          --           --           --        (0.43)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.26)          (1.29)       (1.36)       (0.90)       (0.81)       (0.66)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 11.67         $ 11.70      $ 12.03      $ 12.39       $12.14       $11.68
------------------------------------------------------------------------------------------------------------------------
Total Return                                   2.02%++         8.50%        8.61%        9.82%       11.27%       (4.62)%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $44,687         $37,057      $28,097      $15,105       $   62       $3,202
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(6)                                 0.83%+          0.83%        0.89%        0.84%        0.98%        1.23%+
   Net investment income                       5.03+           5.06         5.19         6.12         6.38         6.76+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          45%            287%         367%         133%         195%         179%
========================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   On November 7, 1994 Class C shares were renamed Class Y shares.
(4)   For the period from January 1, 1994 to October 31, 1994.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Y would have been 0.81% and 0.93%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
42                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                            Class A Shares
                                            -------------------------------------------------------------------------------
International Equity Portfolio              1999(1)(2)        1998(2)      1997(2)       1996(2)        1995     1994(3)(4)
===========================================================================================================================
Net Asset Value, Beginning of Period        $  20.39        $  20.36     $  18.64      $  17.15      $  18.79    $  18.71
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                 0.00@             --        (0.04)         0.01          0.08*      (0.01)
   Net realized and unrealized gain (loss)      3.36            0.03         1.77          1.65         (1.50)       0.09
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             3.36            0.03         1.73          1.66         (1.42)       0.08
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(5)                       --              --        (0.01)        (0.17)        (0.12)         --
   Net realized gains                             --              --           --            --         (0.10)         --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                               --              --        (0.01)        (0.17)        (0.22)         --
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  23.75        $  20.39     $  20.36      $  18.64      $  17.15    $  18.79
---------------------------------------------------------------------------------------------------------------------------
Total Return                                   16.48%++         0.15%        9.30%         9.78%        (7.44)%      0.43%++
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $390,112        $453,029     $464,796      $513,870      $489,533    $591,598
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(6)                                  1.28%+          1.28%        1.31%         1.35%         1.36%       1.35%+
   Net investment income (loss)                 0.02+           0.00        (0.18)         0.17          0.50       (0.05)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           16%             25%          35%           46%           42%         35%
===========================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from January 1, 1994 to October 31, 1994.
(4) On October 10, 1994, Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from January 1, 1994 to October 10, 1994 is included with Class A share activity.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.29% and 1.28%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
@     Represents less than $0.01 per share.
*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                43

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                        Class B Shares
                                            --------------------------------------------------------------------
International Equity Portfolio              1999(1)(2)         1998(2)       1997(2)       1996(2)       1995(3)
================================================================================================================
Net Asset Value, Beginning of Period        $  20.08         $  20.22      $  18.65      $  17.17      $  18.38
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                (0.09)           (0.18)        (0.20)        (0.08)         0.06*
   Net realized and unrealized gain (loss)      3.30             0.04          1.77          1.60         (1.17)
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             3.21            (0.14)         1.57          1.52         (1.11)
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(4)                       --               --            --         (0.04)           --
   Net realized gains                             --               --            --            --         (0.10)
----------------------------------------------------------------------------------------------------------------
Total Distributions                               --               --            --         (0.04)        (0.10)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  23.29         $  20.08      $  20.22      $  18.65      $  17.17
----------------------------------------------------------------------------------------------------------------
Total Return                                   15.99%++         (0.69)%        8.42%         8.89%        (6.00)%++
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $187,832         $180,980      $231,148      $212,294      $126,171
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)                                  2.08%+           2.09%         2.11%         2.11%         2.13%+
   Net investment income (loss)                (0.78)+          (0.84)        (0.95)        (0.58)         0.34+
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           16%              25%           35%           46%           42%
================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from November 7, 1994 (inception date) to October 31, 1995.
(4) Distributions from net investment income included short-term capital gains, if any, for Federal income tax purposes.
(5) During the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.04% and 2.04% (annualized), respectively.
*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
44                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                 Class L Shares
                                            -------------------------------------------------------------------------------------
International Equity Portfolio              1999(1)(2)       1998(2)(3)         1997(2)       1996(2)       1995(4)       1994(5)
=================================================================================================================================
Net Asset Value, Beginning of Period        $  19.79         $  19.93         $  18.38      $  16.93      $  18.54      $  18.58
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                         (0.08)           (0.17)           (0.22)        (0.13)        (0.06)*       (0.11)
   Net realized and unrealized gain (loss)      3.25             0.03             1.77          1.62         (1.45)         0.07
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             3.17            (0.14)            1.55          1.49         (1.51)        (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(6)                       --               --               --         (0.04)           --            --
   Net realized gains                             --               --               --            --         (0.10)           --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               --               --               --         (0.04)        (0.10)           --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  22.96         $  19.79         $  19.93      $  18.38      $  16.93      $  18.54
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                   16.02%++         (0.70)%           8.43%         8.85%        (8.11)%       (0.22)%++
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $156,836         $152,569         $200,849      $229,514      $240,090      $287,458
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(7)                                  2.08%+           2.07%            2.12%         2.15%         2.16%         2.10%+
   Net investment loss                         (0.77)+          (0.81)           (0.97)        (0.63)        (0.34)        (0.77)+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           16%              25%              35%           46%           42%           35%
=================================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4)   On November 7, 1994, Class B shares were renamed Class C shares.
(5)   For the period from January 1, 1994 to October 31, 1994.
(6) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(7) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 2.09% and 2.08%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                45

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                              Class Y Shares
                                            ---------------------------------------------------------------------------------
International Equity Portfolio              1999(1)(2)        1998(2)       1997(2)       1996(2)       1995(3)       1994(4)
=============================================================================================================================
Net Asset Value, Beginning of Period        $  20.41        $  20.38      $  18.64      $  17.13       $ 18.80       $ 17.64
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.04            0.08          0.04          0.18          0.10*         0.01
   Net realized and unrealized gain (loss)      3.37            0.01          1.76          1.54         (1.50)         1.15
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             3.41            0.09          1.80          1.72         (1.40)         1.16
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(5)                       --           (0.06)        (0.06)        (0.21)        (0.17)           --
   Net realized gains                             --              --            --            --         (0.10)           --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                               --           (0.06)        (0.06)        (0.21)        (0.27)           --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  23.82        $  20.41      $  20.38      $  18.64       $ 17.13       $ 18.80
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                   16.71%++         0.45%         9.68%        10.19%        (7.11)%        6.58%++
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $302,387        $333,979      $301,852      $200,427       $97,132       $48,765
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(6)                                  0.92%+          0.91%         0.94%         0.96%         1.06%         1.09%+
   Net investment income                        0.33+           0.37          0.23          0.56          0.91          0.29+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           16%             25%           35%           46%           42%           35%
=============================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   On November 7, 1994, the Class D shares were renamed Class Y shares.
(4)   For the period from June 16, 1994 (inception date) to October 31, 1994.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Y would have been 0.90% and 0.98%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
46                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                       Class Z Shares
                                            -------------------------------------------------------------------
International Equity Portfolio              1999(1)(2)        1998(2)       1997(2)       1996(2)       1995(3)
===============================================================================================================
Net Asset Value, Beginning of Period        $  20.39        $  20.36      $  18.62      $  17.12       $ 18.38
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                        0.05            0.08          0.05          0.14          0.13*
   Net realized and unrealized gain (loss)      3.36            0.01          1.75          1.57         (1.12)
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             3.41            0.09          1.80          1.71         (0.99)
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(4)                       --           (0.06)        (0.06)        (0.21)        (0.17)
   Net realized gains                             --              --            --            --         (0.10)
---------------------------------------------------------------------------------------------------------------
Total Distributions                               --           (0.06)        (0.06)        (0.21)        (0.27)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  23.80        $  20.39      $  20.36      $  18.62       $ 17.12
---------------------------------------------------------------------------------------------------------------
Total Return                                   16.72%++         0.45%         9.69%        10.13%        (5.03)%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $134,304        $117,132      $131,709      $119,408       $94,387
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)                                  0.93%+          0.92%         0.94%         0.97%         1.10%+
   Net investment income                        0.37+           0.36          0.22          0.55          1.06+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           16%             25%           35%           46%           42%
===============================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from November 7, 1994 (inception date) to October 31, 1995.
(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(5) During the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Z would have been 0.91% and 1.02% (annualized), respectively.
*     Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                47

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                           Class A Shares
                                           ---------------------------------------------------------------------------
International Balanced Portfolio           1999(1)(2)        1998(2)      1997(2)      1996(2)       1995      1994(3)
======================================================================================================================
Net Asset Value, Beginning of Period         $14.89          $13.32       $13.90       $12.64       $12.20     $12.00
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(4)                   (0.00)*          0.51         0.18         0.26         0.35       0.07
   Net realized and unrealized gain (loss)     0.27            1.19        (0.41)        1.35         0.48       0.13
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.27            1.70        (0.23)        1.61         0.83       0.20
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                      (0.06)          (0.10)       (0.15)       (0.35)       (0.39)        --
   Net realized gains                         (1.86)          (0.03)          --           --           --         --
   Capital                                       --              --        (0.20)          --           --         --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                           (1.92)          (0.13)       (0.35)       (0.35)       (0.39)        --
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $13.24          $14.89       $13.32       $13.90       $12.64     $12.20
----------------------------------------------------------------------------------------------------------------------
Total Return                                   1.94%++        12.87%       (1.71)%      12.89%        7.05%      1.67%++
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $8,900          $9,639      $11,072      $16,116      $17,667    $20,634
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)                                 2.33%+          1.79%        1.71%        1.81%        1.62%      1.34%+
   Net investment income (loss)               (0.06)+          3.80         1.32         1.94         2.89       1.37+
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          41%            141%         197%         189%          42%         6%
----------------------------------------------------------------------------------------------------------------------

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from August 25, 1994 (inception date) to October 31, 1994.
(4) The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                                                             Expense Ratios
                             Per Share Decreases to        Without Fee Waivers
                              Net Investment Income        and Custody Credits
                              ---------------------       --------------------
                              1995             1994       1995            1994
                              ----             ----       ----            ----
      Class A                $0.04            $0.02       1.96%           2.03%+

    In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.72% and 1.52%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
*   Represents less than $(0.01) per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


--------------------------------------------------------------------------------
48                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                   Class B Shares
                                          ------------------------------------------------------------
International Balanced Portfolio          1999(1)(2)       1998(2)     1997(2)     1996(2)     1995(3)
======================================================================================================
Net Asset Value, Beginning of Period        $14.93         $13.38      $13.90      $12.65      $12.08
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(4)           (0.06)          0.41        0.07        0.15        0.36
   Net realized and unrealized gain (loss)    0.28           1.19       (0.41)       1.36        0.50
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (0.22)          1.60       (0.34)       1.51        0.86
------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                     (0.02)         (0.02)      (0.08)      (0.26)      (0.29)
   Net realized gains                        (1.86)         (0.03)         --          --          --
   Capital                                      --             --       (0.10)         --          --
------------------------------------------------------------------------------------------------------
Total Distributions                          (1.88)         (0.05)      (0.18)      (0.26)      (0.29)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $13.27         $14.93      $13.38      $13.90      $12.65
------------------------------------------------------------------------------------------------------
Total Return                                  1.52%++       11.96%      (2.45)%     12.05%       7.33%++
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $3,554         $4,004      $4,813      $5,258      $3,064
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)                                3.15%+         2.52%       2.48%       2.62%       2.49%+
   Net investment income (loss)              (0.81)+         3.03        0.53        1.14        3.11+
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         41%           141%        197%        189%         42%
======================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from November 7, 1994 (inception date) to October 31, 1995.
(4) The Manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment income and the expense ratio would have been as follows:

                                                                Expense Ratio
                               Per Share Decrease to         Without Fee Waivers
                               Net Investment Income         and Custody Credits
                               ---------------------         -------------------
                                        1995                        1995
                                        ----                        ----
      Class B                          $0.04                        2.86%+

      In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.53% and 2.39% (annualized), respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                49

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                         Class L Shares
                                          ---------------------------------------------------------------------------
International Balanced Portfolio          1999(1)(2)     1998(2)(3)       1997(2)     1996(2)     1995(4)     1994(5)
=====================================================================================================================
Net Asset Value, Beginning of Period        $14.89         $13.35         $13.87      $12.63      $12.18      $12.00
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(6)           (0.06)          0.40           0.08        0.15        0.28        0.05
   Net realized and unrealized gain (loss)    0.27           1.18          (0.42)       1.35        0.46        0.13
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.21           1.58          (0.34)       1.50        0.74        0.18
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                     (0.02)         (0.01)         (0.08)      (0.26)      (0.29)         --
   Net realized gains                        (1.86)         (0.03)            --          --          --          --
   Capital                                      --             --          (0.10)         --          --          --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                          (1.88)         (0.04)         (0.18)      (0.26)      (0.29)         --
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $13.22         $14.89         $13.35      $13.87      $12.63      $12.18
---------------------------------------------------------------------------------------------------------------------
Total Return                                  1.46%++       11.90%         (2.46)%     11.99%       6.29%       1.50%++
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $2,672         $2,940         $3,642      $4,869      $4,317      $4,310
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(6)                                3.31%+         2.58%          2.51%       2.62%       2.37%       2.03%+
   Net investment income (loss)              (0.94)+         2.93           0.60        1.14        2.33        0.79+
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         41%           141%           197%        189%         42%          6%
=====================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4)   On November 7, 1994, Class B shares were renamed Class C shares.
(5)   For the period from August 25, 1994 (inception date) to October 31, 1994.
(6) The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                                                             Expense Ratios
                            Per Share Decreases to         Without Fee Waivers
                             Net Investment Income         and Custody Credits
                             ---------------------         -------------------
                             1995             1994        1995            1994
                             ----             ----        ----            ----
      Class L               $0.04            $0.02        2.71%           2.74%+

      In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 2.53% and 2.27%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
50                                       1999 Semi-Annual Report to Shareholders

                      [This page intentionally left blank]

                      [This page intentionally left blank]

Smith Barney
World Funds, Inc.

Directors

Victor Atkins
Robert A. Frankel
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman

Officers

Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

James B. Conheady
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Jeffrey J. Russell
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager and Administrator

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

Chase Manhattan Bank

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney World Fund, Inc. -- Global Government, International Equity and International Balanced Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
World Funds, Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD01489 6/99

[GRAPHIC]

            Smith Barney
            World Funds, Inc.

            Emerging Markets Portfolio
            European Portfolio
            Pacific Portfolio

            ----------------------------------
            S E M I - A N N U A L  R E P O R T
            ----------------------------------

            April 30, 1999

            Smith Barney Mutual Funds

Smith Barney
World Funds, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

"Financial markets have demonstrated an impressive ability to correct imbalances and recover quickly. In our view, the ability of markets to recover from economic setbacks and the emergence of responsive financial leadership that addresses problems swiftly, are signs of a more mature and more durable global financial framework."

                                                               Heath B. McLendon
                                                                        Chairman

--------------------------------------------------------------------------------

The Emerging Markets Portfolio seeks long-term capital appreciation of its assets through a portfolio invested primarily in securities of emerging country issuers. The Portfolio follows an investment strategy involving broad geographic diversification.

                        NASDAQ SYMBOL
                        -------------
        Class A            SMMAX
        Class B            SEMBX
        Class L            SEMLX

The European Portfolio seeks long-term capital appreciation by investing primarily in equity of issuers based in countries of Europe.

                        NASDAQ SYMBOL
                        -------------
        Class A            SBEAX
        Class B            SBEBX
        Class L            SBELX

The Pacific Portfolio's primary investment objective is long-term capital appreciation. In seeking to achieve its objective, the Portfolio will invest primarily in a diversified portfolio of equity securities of companies in the Pacific Rim.

                        NASDAQ SYMBOL
                        -------------
        Class A            SBPPX
        Class B            SBPFX
        Class L            SBPCX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

A Message from the Chairman....................................................1

Emerging Markets Portfolio
  Manager Commentary...........................................................2
  Historical Performance.......................................................5
  Portfolio at a Glance........................................................7

European Portfolio
  Manager Commentary...........................................................8
  Historical Performance......................................................10
  Portfolio at a Glance.......................................................12

Pacific Portfolio
  Managers Commentary.........................................................13
  Historical Performance......................................................16
  Portfolio at a Glance.......................................................18

Schedules of Investments......................................................19

Statements of Assets and Liabilities..........................................26

Statements of Operations......................................................27

Statements of Changes in Net Assets...........................................28

Notes to Financial Statements.................................................30

Financial Highlights..........................................................39

--------------------------------------------------------------------------------
A Message from the Chairman
--------------------------------------------------------------------------------

                                                              [PHOTO]

                                                              HEATH B.
                                                              MCLENDON

                                                              Chairman

Dear Shareholder:

The world's economies faced a number of challenges the past six months. The rapid transformation from a world divided between planned economies and free markets towards a truly open, global marketplace has created imbalances in parts of the world. Yet, many of those regions are successfully meeting these challenges and we continue to view underlying global trends quite favorably. The current economic cycle is unprecedented both in the scope of its expansion and its longevity -- with few signs of any significant rise in inflation that had accompanied previous economic expansions.

While the world's economic situation is encouraging, trouble spots remain. However, we believe that the tough issues facing countries such as Indonesia, Yugoslavia and Russia are largely political in nature, not economic. As financial conditions continue to improve, and more and more people benefit from these improvements, particularly in Latin America and Southeast Asia, political stability should follow.

Another development that supports our optimistic outlook for the long term is the resilience of world financial markets. Over the course of the last year, we have seen major financial dislocations. But rather than resulting in permanent disruption, financial markets have demonstrated an impressive ability to correct imbalances and recover quickly. In our view, the ability of markets to recover from economic setbacks and the emergence of responsive financial leadership that addresses problems swiftly, are signs of a more mature and more durable global financial framework.

Finally, we identify two trends that should add sustainability and force to the ongoing global economic expansion: the convergence of currencies and the evolution of corporations from nationalistic businesses to multi-national enterprises. In January 1999, the European Union merged the currencies of 11 member nations into a single currency, the euro. The unification of these Western European currencies set an example for the rest of the world and demonstrated the relative ease with which these types of convergence can be accomplished. So far, Europe's unification appears to have been positive and we expect more currency convergences in the coming years.

Moreover, when German automaker Daimler-Benz and U.S.-based Chrysler, two industry giants, merged, it became the first successful international merger on such a scale. The rapidly evolving telecommunications industry provided another example of global strategic alliance this year with the announced merger of Global Crossing Ltd. (a Bermuda-based fiber-optic telecommunications network) and US West (a Baby Bell). We also expect that this trend will continue and that more such mergers will follow.

In this report, you will find specific market commentary and performance information on the Smith Barney World Funds, Inc. -- Emerging Markets Portfolio, European Portfolio and Pacific Portfolio beginning on page two.

In closing, thank you for investing in our family of international funds. We remain committed to providing our shareholders with competitive performance in the years ahead.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

May 28, 1999


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 1

--------------------------------------------------------------------------------
Emerging Markets Portfolio
--------------------------------------------------------------------------------

The Emerging Markets Portfolio is managed by the Smith Barney International Equity Team that is led by Scott E. Kalb.

                                                              [PHOTO]

                                                              SCOTT E. KALB

                                                              Vice President

Scott joined the Smith Barney International Equity Team in 1995. He has 11 years of experience in research and was formerly Head of International Equity Research at Smith Barney from 1990 to 1995, where he was responsible for the coverage of equities in emerging markets. Prior to joining Smith Barney, Mr. Kalb served as the First Vice President of Corporate Finance and Vice President of Equity Research for Drexel Burnham Lambert. Previously, he worked at James Capel and served for two years as economic consultant for the Ministry of Finance in South Korea. Mr. Kalb lived in Asia for ten years and in London for two, speaks Korean fluently and some Japanese. Mr. Kalb holds a B.A. from Oberlin College and an M.A. in Economics from Harvard University.

Performance Update

The emerging markets performed very strongly over the last six months, led by powerful gains in recovering Asian economies. Emerging markets have suffered through a five-year bear market that began in Mexico in 1994 (the "Tequila Crisis"), spread to Asia in 1997 (triggered by the debt crisis in Thailand), and concluded with the Brazilian real devaluation in January 1999. Since then, the asset class has been firing on all cylinders. A combination of positive developments, including lower interest rates, stable currencies, improving current account balances, corporate restructuring and government deregulation, have stimulated economic growth in the developing world and encouraged investors to once again start buying beaten-down emerging stocks.

During the six month period ended April 30, 1999, emerging markets, as measured by the benchmark Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index, was up by 33%. (The MSCI Emerging Markets Free Index, comprising of equities in Brazil, Mexico, Korea, Taiwan, India, South Africa and other countries in the emerging markets, is a common benchmark against which the performance of emerging market funds is measured.) During the same period, the Emerging Markets Portfolio Class A shares increased by 22.33%, including dividends and before the deduction of any sales charges. This relative performance gap occurred mostly during February and March, when the Brazilian and Mexican stock markets rallied by 50% and 30%, respectively. We were underweight in these markets, expecting it would take some time to recover from the damaging effects of a major devaluation of the real, as we had seen in Asia during the previous year and in Latin America when the Mexican peso devalued. We frankly underestimated the ability of these countries to rebound so soon and lost some relative performance as a result. Since then, we have repositioned the portfolios and performance has been in line. Going forward, we are optimistic about the outlook for the emerging markets and believe it is a good time for investors to increase investment in this asset class.

Market Review -- Currency and Banking
Crises Subside, Stocks Rise

Asia

Stock markets in the developing countries of Asia rebounded sharply during the last six months, as economies bottomed out in the 4th quarter of 1998 and began to recover. The MSCI Emerging Asia Index, including Indonesia, Thailand, the Philippines and other developing Asian countries, increased by 64% in dollar terms during the period. Most of the gains were recorded during March and April, as investors became increasingly confident that corporate earnings were starting to pick up again.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

China and Taiwan were laggards. Although, both countries survived the crisis well they are currently showing signs of slower growth, just as many other countries start to pick-up.

There are a number of factors underlying the recovery in Asia, including interest rate cuts, stable currencies, positive funds flows, low input costs, the resumption of industrial production and export growth. However, most important, in our view, are the measures taken by companies and government leaders to restructure and restore competitiveness. Having experienced a difficult period of pain and contraction, officials in many countries in the region have resolved to correct excesses of the past and reduce vulnerability to similar shocks. Banking systems are being repaired, new lending practices put in place, unprofitable businesses are being sold off, and debts are getting repaid.

Latin America

Share prices in Latin America showed surprising resiliency, with the MSCI Latin America Index posting a gain of 26% for the period, despite the 50% devaluation of the Brazilian real in January. In 1994, when the Mexican peso devalued, economies and share prices throughout the region took over a year to recover from the fallout. This time around, government officials and company managers were much better prepared to deal with the crisis and were quickly able to stabilize currency outflows, current account deficits and currency weakness. Unlike Asia, where corporate indebtedness reached extreme levels pre-crisis, Latin companies had relatively clean balance sheets and most were well positioned to weather the storm. Problems in Latin America stemmed largely from the government side and in this regard, officials showed surprising dexterity in responding to the issues.

Emerging Europe and Middle East (EMEA)

Performance in the Emerging European and Middle East stock markets was mixed for the reporting period. Share prices in Greece rose strongly in reaction to government actions to bring inflation and interest rates down to levels acceptable for joining the European Union in the next round of admissions. The Turkish exchange also performed strongly on the back of lower inflation figures and a favorable election result. However, shares in the Czech Republic, Poland, Hungary and South Africa lagged the emerging markets index by a wide margin. Moreover, the war in Kosovo dampened investor enthusiasm for stocks in this region.

Outlook for Second Half -- Some Risks but
Recovery Likely to Continue

There are a number of things that could derail the recovery in emerging markets or at least delay it. In Asia, currency stability is still fragile, and should China devalue the renminbi later this year, currency weakness could resume throughout the region. In Latin America, the Brazilian legislature needs to pass some tough measures to meet budget targets for next year and if these measures are delayed, the real could fall again, putting pressure on economies in the region. Another risk has to do with a potential rise in global interest rates which could hurt fund flows to the region that are critical for continued restructuring and growth.

While these risks are real, we remain optimistic about the outlook for emerging markets as an asset class. We believe that the authorities in China have enough weapons in their arsenal to resist devaluation and we are confident that the Brazilian government will continue to chip away at fiscal reform. As for global interest rates, a sharp rise might cause markets everywhere to pull back, but we believe a modest increase in rates, a more likely scenario, will not deter recovery or limit fund flows to the region. Finally, we note that valuations for many emerging market company shares are compelling, while equity risk premiums for the asset class are falling.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 3

Portfolio Changes*

We made a number of changes to the Portfolio during the last six months. In Asia, positions in Korean and Taiwanese companies have become mainstays of the portfolio, comprising over 20% of net assets. We are particularly excited about the prospects for earnings growth in Korea, as companies de-lever and concentrate on improving profitability. We added several new positions in Korea including Kepco (the monopoly electric utility), Posco (the world's lowest cost producer of steel), SK Telecom (Korea's largest cellular phone company) and Korea Housing Bank (the country's largest mortgage lender). In Taiwan, we added Cathay Life (the country's largest financial conglomerate), Hon Hai (a leading global provider of connectors), Winbond (a profitable producer of 128 megabit DRAMS) and President Chain Stores (the "Seven-Eleven" of Taiwan). At the same time, we deleted our holdings in China, as we became concerned about slowing earnings growth prospects.

In Latin America, we rebuilt holdings in Brazil and Mexico, encouraged by low valuations and the ability of companies to maintain earnings growth in the face of currency volatility. Positions in these two countries comprised over 20% of the portfolio. In Brazil, we added Unibanco (the third largest commercial bank) Pao de Acucar (Brazil's most profitable retailer) and Tele Norte Leste (an undervalued fixed-line telephone operator). In Mexico we added Cemex (a top global cement producer) and Cifra (the country's leading food retailer).

In the EMEA area, we established a weighting in Israel, as we found a variety of companies reporting strong earnings growth that were virtually unaffected by the economic crisis facing many other emerging market countries. These companies include Gilat (the world's largest supplier of Very Small Aperture Terminals--VSATs), ECI Telecom (a leading exporter of specialized telecommunications equipment), Comverse Technologies (a dominant supplier of voice mail systems), and Teva Pharmaceuticals (the country's leading drug company). Israel accounted for 5% of the portfolio.

Thank you for your investment in the Emerging Markets Portfolio.


/s/ Scott E. Kalb

Scott E. Kalb
Vice President

June 4, 1999

----------
*     All Portfolio holdings are as of April 30, 1999 and are subject to change.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                              --------------------
                              Beginning     End      Income      Total
Period Ended                  of Period  of Period  Dividends  Returns(1)
================================================================================
4/30/99                         $ 7.03     $ 8.60     $0.00      22.33%+
--------------------------------------------------------------------------------
10/31/98                         12.45       7.03      0.00     (43.53)
--------------------------------------------------------------------------------
10/31/97                         12.08      12.45      0.00       3.06
--------------------------------------------------------------------------------
10/31/96                         11.06      12.08      0.00       9.22
--------------------------------------------------------------------------------
Inception* -- 10/31/95           12.00      11.06      0.00      (7.83)+
================================================================================
  Total                                               $0.00
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                              --------------------
                              Beginning     End      Income      Total
Period Ended                  of Period  of Period  Dividends  Returns(1)
================================================================================
4/30/99                         $ 6.85     $ 8.34     $0.00      21.75%+
--------------------------------------------------------------------------------
10/31/98                         12.21       6.85      0.00     (43.90)
--------------------------------------------------------------------------------
10/31/97                         11.95      12.21      0.00       2.18
--------------------------------------------------------------------------------
10/31/96                         11.02      11.95      0.00       8.44
--------------------------------------------------------------------------------
Inception* -- 10/31/95           12.00      11.02      0.00      (8.17)+
================================================================================
  Total                                               $0.00
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                              --------------------
                              Beginning     End      Income      Total
Period Ended                  of Period  of Period  Dividends  Returns(1)
================================================================================
4/30/99                         $ 6.84     $ 8.33     $0.00      21.78%+
--------------------------------------------------------------------------------
10/31/98                         12.22       6.84      0.00     (44.03)
--------------------------------------------------------------------------------
10/31/97                         11.95      12.22      0.00       2.26
--------------------------------------------------------------------------------
10/31/96                         11.02      11.95      0.00       8.44
--------------------------------------------------------------------------------
Inception* -- 10/31/95           12.00      11.02      0.00      (8.17)+
================================================================================
  Total                                               $0.00
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                              --------------------
                              Beginning     End      Income      Total
Period Ended                  of Period  of Period  Dividends  Returns(1)
================================================================================
4/30/99                         $ 7.07     $ 8.67     $0.00      22.63%+
--------------------------------------------------------------------------------
Inception* -- 10/31/98           12.16       7.07      0.00     (41.86)+
================================================================================
  Total                                               $0.00
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 5

--------------------------------------------------------------------------------
                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                              Without Sales Charges(1)
                                    --------------------------------------------
                                    Class A    Class B      Class L     Class Y
================================================================================
Six Months Ended 4/30/99+            22.33%      21.75%       21.78%     22.63%
--------------------------------------------------------------------------------
Year Ended 4/30/99                  (28.87)     (29.38)      (29.53)    (28.35)
--------------------------------------------------------------------------------
Inception* through 4/30/99           (8.04)      (8.75)       (8.78)    (28.70)
================================================================================

                                                With Sales Charges(2)
                                    --------------------------------------------
                                    Class A    Class B      Class L     Class Y
================================================================================
Six Months Ended 4/30/99+            16.22%      16.75%       19.55%     22.63%
--------------------------------------------------------------------------------
Year Ended 4/30/99                  (32.44)     (32.91)      (30.93)    (28.35)
--------------------------------------------------------------------------------
Inception* through 4/30/99           (9.22)      (9.21)       (9.01)    (28.70)
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                      Without Sales Charges(1)
================================================================================
Class A (Inception* through 4/30/99)                         (28.33)%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                         (30.50)
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/99)                         (30.58)
--------------------------------------------------------------------------------
Class Y (Inception* through 4/30/99)                         (28.70)
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one period from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* The inception date for Class A, B and L shares is May 12, 1995 and the inception date for Class Y shares is March 10, 1998.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Emerging Markets Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A, B and L Shares of the
Emerging Markets Portfolio vs. MSCI Emerging Markets Free Index+
--------------------------------------------------------------------------------

                             May 1995 -- April 1999

                                  [LINE GRAPH]

                              Emerging Markets Portfolio
                 ---------------------------------------------------   MSCI Free World   MSCI Emerging Markets
                 Class A Shares     Class B Shares    Class L Shares     Market Index    Free Index
                 --------------     --------------    --------------     ------------    ---------------------
May 12, 1995          9501             10000            10000               10000               10000
Oct 1995              8757              8724             9092               10497                9453
Apr 1996              9850              9800            10167               11928               10600
Oct 1996              9565              9560             9958               12264                9861
Apr 1997             11283             11292            11700               13146               10837
Oct 1997             10375              9875            10183               14098                8844
Apr 1998              9572              9546             9850               16645                9079
Oct 1998              5566              5594             5644               16041                5936
Apr 30, 1999          6809              6811             6873               21634                7098

+ Hypothetical illustration of $10,000 invested in Class A, B and L shares at inception on May 12, 1995, assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares, the deduction of the maximum 5.00% CDSC for Class B shares (which decreases by 1.00% each year) and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index consists of emerging market companies with an average size of $800 million, the index measures performance of emerging markets in South America, South Africa, Asia and Eastern Europe. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten Holdings*                                           As of April 30, 1999
--------------------------------------------------------------------------------
 1. Telefonos de Mexico SA ADR                                               3.6%
---------------------------------------------------------------------------------
 2. Malayan Banking Berhad                                                   3.3
---------------------------------------------------------------------------------
 3. Grupo Carso S.A. de CV, Series A1                                        3.0
---------------------------------------------------------------------------------
 4. Indian Tobacco                                                           2.9
---------------------------------------------------------------------------------
 5. Telekom Malaysia Berhad                                                  2.7
---------------------------------------------------------------------------------
 6. Grupo Televisa SA GDR                                                    2.6
---------------------------------------------------------------------------------
 7. Pentafour Software Ltd. GDR                                              2.6
---------------------------------------------------------------------------------
 8. Uniao de Banco Brasileiro SA GDR                                         2.6
---------------------------------------------------------------------------------
 9. Cifra SA de CV, Series V                                                 2.6
---------------------------------------------------------------------------------
10. SM Prime Holdings Inc.                                                   2.4
---------------------------------------------------------------------------------

* As a percentage of total investments.

Investment Allocation as of April 30, 1999*
--------------------------------------------------------------------------------

                                   [PIE CHART]

                           Asia/Pacific        46.9%
                           Latin America       32.8%
                           Europe              12.5%
                           Africa               7.8%

* As a percentage of total investments.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 7

--------------------------------------------------------------------------------
European Portfolio
--------------------------------------------------------------------------------

Portfolio Manager

                                                                  [PHOTO]

                                                                  REIN W.
                                                                  VAN DER DOES

                                                                  Vice President

Rein W. van der Does began his career with Drexel Burnham Lambert in 1968 as a domestic research analyst. In 1975, he joined Drexel's International Research Department and was appointed Director of International Research and Head of Portfolio Strategy in 1985. He moved with the International Equity team to Smith Barney in 1990. He is a member of the New York State Association for International Investment and a member of the New York Society of Security Analysts. Mr. van der Does was awarded a doctorate in Economics from the Dutch Economic University in Rotterdam.

Performance Update

The European Portfolio posted a total return of 9.50% for Class A shares, before the deduction of any sales charges, for the six months ended April 30, 1999. The Portfolio outperformed the average total return of 8.95% for European region funds according to Lipper Inc., a respected fund-tracking organization. For performance information on the Portfolio's other classes, please refer to page 10.

European Markets Update

European stock markets turned in a disappointing performance in the last six months despite a number of positive events. To help stimulate the flagging economies of its members, The European Central Bank, the bank of the newly-formed European Union, lowered interest rates by 0.5% in April. Moreover, the burst of new mergers and acquisitions, and the sudden departure of controversial German Finance Minister, Oskar Lafontaine, should have helped boost European stock markets. Nevertheless, Europe was one of the worst-performing stock markets in recent months, defying the expectations of many investors.

After years of negotiations and preparations, the European Union finally introduced its new single currency, the euro, on January 1, 1999. The historic debut marked the first time that nations have converged their currencies into a single currency. The economic unification of the 11 members is a major step towards the creation of a single market that rivals that of the U.S. in size and influence. Since its introduction, the euro has slipped against the U.S. dollar, hampered by sluggish economies and concerns of a deteriorating situation in nearby Kosovo. However, the new single currency should play an important role in bringing greater efficiencies to European financial markets.

Investment Strategy*

In selecting investments for the Portfolio, we continue to use a "bottom-up" approach, evaluating individual companies rather than investment trends. While economic cycles are important when evaluating a company's outlook, we generally search for promising European companies with excellent growth prospects, regardless of the regional macroeconomic conditions. In our opinion, this approach should provide investors with competitive returns over the long term.

During the reporting period, we sold Independent Newspaper (in Ireland) and Gucci (the Italian fashion designer). In addition, we also sold AOT (a financial services company) after the merger with Bank Labouchere did not go through. New additions to the Portfolio included Banque National de Paris (banking), Sidel (a French world leader in bottling machines), Indra (a Spanish information technology service provider) and BP-Amoco (a UK oil company).

----------
* All Portfolio holdings are as of April 30, 1999 and are subject to change.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

We believe the introduction of the euro has eliminated much of the country-specific risk associated with currency exchange and has encouraged a sector-based investment approach. One consequence of this shift in investor emphasis has been the development of new European stock indices. As a result, many European pension funds have rebalanced, or are in the process of rebalancing their European stock portfolios, which could accelerate the trend favoring large-capitalization stocks.

Overall, we continue to emphasize service industries (outsourcing of information technology as well as catering), consumer goods and growth stocks. We have lightened exposure to basic materials industries and financial services companies (preferring insurance companies over banks). Geographically, we have concentrated on Continental Europe and placed less emphasis on the U.K. relative to the Portfolio's benchmark index, on the belief that its decision to stay out of the European Union might hurt its growth prospects.

European Markets Outlook

In our opinion, Europe's economic fundamentals remain strong enough to withstand the negative impact of the emerging market crisis. Moreover, Mr. Lafontaine's departure, combined with weak economic growth and low inflation, could entice the European Central Bank to lower short-term interest rates in the coming months. The consensus opinion for European economic growth is 1.8% in 1999 and a strong 3.1% next year. We believe these economic conditions, combined with heavy ongoing corporate restructuring, should result in healthy earnings in 1999 and 2000. While Salomon Smith Barney research estimates that earnings for the S&P 500 stock index will only rise slightly in 1999 and 2000, analyst consensus for Europe is a 9% rise in 1999 and a 12% increase in 2000.

We continue to believe that investing in Europe should be exciting in the next few years due to four ongoing structural changes:

 .     The creation of the European Union in January 1999 (more deregulation, privatization, restructuring, and increased mergers and acquisitions);

 .     The creation of one currency, the euro (increased price transparency means lower inflation);

 .     The creation of a true equity culture through cheaply-priced privatization offerings, stock options and corporate share buybacks, and;

 .     The greater emphasis on enhancing shareholder value by European companies.

In this dynamic marketplace, stock picking will be crucial to investing success, as there will be many winners and losers. We continue to remain optimistic on investing in Europe due to the many changes underway there and the relative undervaluation of many European companies and the relative underperformance compared to the U.S. stock market. Barring the further escalation of the Kosovo conflict or other catastrophe, we expect that European stock markets should continue their bullish trends fueled by a very accommodating monetary policy.

Thank you for your investment in the European Portfolio.


/s/ Rein W. van der Does

Rein W. van der Does
Vice President

May 25, 1999


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 9

--------------------------------------------------------------------------------
                               EUROPEAN PORTFOLIO
--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                               Net Asset Value
                             --------------------
                             Beginning     End      Income    Capital Gain       Total
Period Ended                 of Period  of Period  Dividends  Distributions    Returns(1)
=========================================================================================
4/30/99                       $19.44     $20.95     $0.00        $0.33           9.50%+
-----------------------------------------------------------------------------------------
10/31/98                       18.23      19.44      0.00         0.39           9.10
-----------------------------------------------------------------------------------------
10/31/97                       17.25      18.23      0.00         1.16          12.88
-----------------------------------------------------------------------------------------
10/31/96                       14.67      17.25      0.09         0.04          18.65
-----------------------------------------------------------------------------------------
10/31/95                       12.88      14.67      0.00         0.00          13.90
-----------------------------------------------------------------------------------------
Inception* -- 10/31/94         12.50      12.88      0.00         0.00           3.04+
=========================================================================================
  Total                                             $0.09        $1.92
=========================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                               Net Asset Value
                             --------------------
                             Beginning     End      Income    Capital Gain       Total
Period Ended                 of Period  of Period  Dividends  Distributions    Returns(1)
=========================================================================================
4/30/99                       $18.95     $20.34     $0.00        $0.33           9.11%+
-----------------------------------------------------------------------------------------
10/31/98                       17.92      18.95      0.00         0.39           8.24
-----------------------------------------------------------------------------------------
10/31/97                       17.09      17.92      0.00         1.16          12.08
-----------------------------------------------------------------------------------------
10/31/96                       14.56      17.09      0.00         0.04          17.72
-----------------------------------------------------------------------------------------
Inception* -- 10/31/95         12.62      14.56      0.00         0.00          15.37+
=========================================================================================
  Total                                             $0.00        $1.92
=========================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                               Net Asset Value
                             --------------------
                             Beginning     End      Income    Capital Gain       Total
Period Ended                 of Period  of Period  Dividends  Distributions    Returns(1)
=========================================================================================
4/30/99                       $18.91     $20.30     $0.00        $0.33           9.13%+
-----------------------------------------------------------------------------------------
10/31/98                       17.86      18.91      0.00         0.39           8.38
-----------------------------------------------------------------------------------------
10/31/97                       17.04      17.86      0.00         1.16          12.06
-----------------------------------------------------------------------------------------
10/31/96                       14.51      17.04      0.00         0.04          17.78
-----------------------------------------------------------------------------------------
10/31/95                       12.83      14.51      0.00         0.00          13.09
-----------------------------------------------------------------------------------------
Inception*-- 10/31/94          12.48      12.83      0.00         0.00           2.80+
=========================================================================================
  Total                                             $0.00        $1.92
=========================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                               EUROPEAN PORTFOLIO
--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                               Without Sales Charges(1)
                                          --------------------------------------
                                          Class A      Class B      Class L
================================================================================
Six Months Ended 4/30/99+                   9.50%        9.11%        9.13%
--------------------------------------------------------------------------------
Year Ended 4/30/99                         (3.55)       (4.28)       (4.24)
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                   13.60          N/A        12.81
--------------------------------------------------------------------------------
Inception* through 4/30/99                 12.81        13.99        12.12
================================================================================

                                                 With Sales Charges(2)
                                          --------------------------------------
                                          Class A      Class B      Class L
================================================================================
Six Months Ended 4/30/99+                   4.04%        4.11%        7.04%
--------------------------------------------------------------------------------
Year Ended 4/30/99                         (8.36)       (8.98)       (6.14)
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                   12.44          N/A        12.57
--------------------------------------------------------------------------------
Inception* through 4/30/99                 11.71        13.85        11.90
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                Without Sales Charges(1)
================================================================================
Class A (Inception* through 4/30/99)                    87.80%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                    79.78
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/99)                    81.49
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B and L shares are February 7, 1994, November 7, 1994 and February 14, 1994, respectively.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                11

--------------------------------------------------------------------------------
European Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the
European Portfolio vs. MSCI European Market Index+
--------------------------------------------------------------------------------

                                 [LINE GRAPH]

                          February 1994 -- April 1999

                           European Portfolio          MSCI European Index
                           ------------------          -------------------
Feb 7, 1994                       9,545                      10,000
Apr 1994                          9,481                       9,761
Oct 1994                          9,840                      10,064
Apr 1995                         10,298                      10,664
Oct 1995                         11,207                      11,393
Apr 1996                         12,550                      12,366
Oct 1996                         13,298                      13,383
Apr 1997                         14,311                      14,959
Oct 1997                         15,010                      16,861
Apr 1998                         18,592                      21,795
Oct 1998                         16,377                      20,812
Apr 30, 1999                     17,933                      23,062

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on February 7, 1994, assuming deduction of the maximum 4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The Morgan Stanley Capital International ("MSCI") European Market Index is a composite portfolio consisting of equity total returns for Europe. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten Holdings*                                           As of April 30, 1999
--------------------------------------------------------------------------------

 1. Nokia Oyj                                                              6.2%
--------------------------------------------------------------------------------
 2. BP Amoco PLC ADR                                                       4.7
--------------------------------------------------------------------------------
 3. Mannesmann AG                                                          4.7
--------------------------------------------------------------------------------
 4. Tomra Systems ASA                                                      4.7
--------------------------------------------------------------------------------
 5. Schering AG                                                            4.1
--------------------------------------------------------------------------------
 6. CMG PLC                                                                3.9
--------------------------------------------------------------------------------
 7. Telefonica SA                                                          3.1
--------------------------------------------------------------------------------
 8. Axa                                                                    3.1
--------------------------------------------------------------------------------
 9. ING Groep NV                                                           2.9
--------------------------------------------------------------------------------
10. Novartis AG                                                            2.9
--------------------------------------------------------------------------------

* As a percentage of total investments.

Investment Allocation as of April 30, 1999**
--------------------------------------------------------------------------------

                                   [PIE CHART]

                         France                24.3%
                         Germany               13.0%
                         Netherlands           15.7%
                         United Kingdom        14.8%
                         Finland                7.8%
                         Spain                  6.5%
                         Norway                 5.7%
                         Other                  7.7%
                         Switzerland            4.5%

** As a percentage of total investments.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Pacific Portfolio
--------------------------------------------------------------------------------

Portfolio Managers

                                                                 [PHOTO]

                                                                 SCOTT E. KALB

                                                                 Vice President

Scott E. Kalb joined the Smith Barney International Equity Team in 1995. He has 11 years of experience in research and was formerly Head of International Equity Research at Smith Barney from 1990 to 1995, where he was responsible for the coverage of equities in emerging markets. Prior to joining Smith Barney, Mr. Kalb served as the First Vice President of Corporate Finance and Vice President of Equity Research for Drexel Burnham Lambert. Previously, he worked at James Capel and served for two years as economic consultant for the Ministry of Finance in South Korea. Mr. Kalb lived in Asia for ten years and in London for two, speaks Korean fluently and some Japanese. Mr. Kalb holds a B.A. from Oberlin College and an M.A. in Economics from Harvard University.

                                                                 [PHOTO]

                                                                 DAVID ISHIBASHI

                                                                 Vice President

David Ishibashi joined Smith Barney International Equity team as a Vice President and Portfolio Manager in 1993. Mr. Ishibashi came to Smith Barney from S.G. Warburg, where he was responsible for Japanese equities and headed the Japan desk. Previously, he was at Baring Securities, Inc., where he was responsible for Japan and Southeast Asia, opening and operating Baring's first West Coast office. He also spent four years at Nomura Securities International brokering Japanese securities and established the Nomura Finance Collection at the Crocker School of Business and Business Library. Prior to that, he served as a financial analyst at Rockwell International. Mr. Ishibashi has a B.A. from California State College at Los Angeles and attended the post-graduate studies program in Tokyo at the Inter-Cultural Japanese Language Institute.

Performance Update

It's official; the Asian markets are back! After several years of economic turmoil and plunging stock markets, share prices in the region recovered strongly over the last six months. A combination of positive developments, including lower interest rates, stable currencies, improving current account balances, corporate restructuring and government deregulation, are stimulating economic growth and encouraging investors to dip into local shares. During the six month period ended April 30, 1999, Asian stocks, as measured by the benchmark Morgan Stanley Capital International ("MSCI") All Country Asia Pacific Index, was up by 29%. (The MSCI All Country Asia Pacific Index, comprising of equities in Japan, Australia, New Zealand, Hong Kong and other countries in the Far East, is a common benchmark against which the performance of Asian funds is measured.) During the same period, the Pacific Portfolio Class A shares increased by 25.26%, including dividends and before the deduction of any sales charges. The small performance gap occurred mostly in the last two months, when some of the smaller and riskier stock markets in Asia, including Indonesia and Malaysia, where the portfolio is under-weighted, increased very sharply. Going forward, we are optimistic about the outlook for share price appreciation in Asia and believe it is an excellent time to allocate funds to the region.

Asian Market Review -- Economies Begin to
Recover, Stocks Rebound

Japan

There is some controversy about the long-term sustainability of government efforts to stimulate growth in the Japanese economy, but there can be no


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                13
argument with the success shown year to date. So far, interest rates are down, spending is up, banks are recapitalizing and corporations are restructuring. The government has engaged classic Keynesian measures to boost demand, as it has for much of the past decade, but this time it added a few new twists, including the distribution of free vouchers to revive consumer demand, faster money supply growth and tax relief. The new package of monetary and fiscal stimulus measures was greeted warmly by investors. In fact, major stock price indices in Japan broke through their long-term (downward sloping) moving average in February 1999 for the first time since 1995. For the six-month period ended April 30th 1999, the Japanese stock market increased by 19% in U.S. dollar terms.

It is more than government measures, however, that are driving share prices higher. Even more important in our view, have been announcements from major corporations in Japan about shutting down excess capacity, shedding unprofitable businesses and laying-off costly excess employees. This new focus on improving returns and enhancing profitability is a most welcome development in a country where the average return on equity has languished at less than 5% for years. Corporate actions to improve returns may cause some pain in the short-term, but they will restore competitiveness to the economy in the long-term, and this will encourage consumers to feel more confident and to spend again.

Asia except Japan

Stock markets in the rest of the region rebounded sharply during the last six months, as economies bottomed out in the 4th quarter of 1998 and began to recover. Share prices rose most sharply in the developing Asian nations, as it was these countries that were most affected by the crisis and had the most to gain from recovery. The MSCI Emerging Asia Index, including Indonesia, Thailand, the Philippines and other less-economically developed countries, increased by 43% in dollar terms during the period. At the same time, share prices in the developed economies also increased during the last six months, but at a more reasonable pace. The MSCI Pacific ex-Japan Index, including Hong Kong, Singapore, Australia and New Zealand, rose by 28% in dollar terms during the period.

There are a number of factors underlying the recovery in Asia, including interest rate cuts, stable currencies, positive fund flows, low input costs, the resumption of industrial production and export growth. However, most important, in our view, are the measures taken by companies and government leaders to restructure and restore competitiveness. Having experienced a difficult period of pain and contraction, many countries in the region have resolved to correct excesses of the past and reduce their vulnerability to such future shocks. Banking systems are being repaired, new lending practices put in place, unprofitable businesses are being sold off, and debts are getting repaid. Korea is a good example of this development. As Korean companies de-lever, cut back on costs and refocus on core operations, returns on equity ("ROE") are rising dramatically and competitiveness is being restored. In response, share prices in Korea have increased by over 100% in the last six months.

Outlook for Second Half -- Some Risks but
Recovery Likely to Continue

There are a number of things that could derail the recovery in Asia or at least delay it. First, currency stability in the region is still fragile, and should China devalue the renminbi later this year, currency weakness could resume. Second, if global interest rates begin to rise again, fund flows to the region that are critical for continued growth, could slow. Third, if Japan's recovery falters or if the yen weakens substantially, growth in the rest of the region could be negatively affected.

While these risks are real, we remain optimistic about the outlook for Asian markets. We believe that the authorities in China have enough weapons in their


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders
arsenal to resist a maxi-devaluation, including foreign exchange reserves equal to 140 billion dollars. We expect that next year China may seek to depreciate the renminbi by about 10%, but that this process will be well managed and cause minimal disruption to regional economies. As for global interest rates, a sharp rise might cause markets everywhere to pull back, but we believe a modest increase in rates, a more likely scenario, would not deter recovery or limit fund flows to the region. Finally, we remain cautiously optimistic about Japan and expect steady economic improvement with only modest yen depreciation.

Portfolio Changes*

We made a few changes to the portfolio during the last six months. First, we added a number of new positions in Australia, as we found a variety of companies reporting strong earnings growth that were virtually unaffected by the economic crisis in the region. These companies include National Australia Bank (the country's largest commercial bank), Computershare (a dominant provider of share registry services and back office functions for brokers), Lendlease (a financial conglomerate), Tabcorp (Australia's leading gaming company), and Westfield Holdings (the leading developer and operator of shopping malls). We deleted several positions in Australia to accommodate these additions, but the net effect was to increase our weighting in Australia to 10% of the portfolio from 7% previously.

In Japan, we took profits on some of our export-oriented companies, such as Nidec and Mabuchi Motor. We used the proceeds to switch into domestic names such as Japan Telco, NTT, Sumitomo Bank and Ito Yokado. We also invested in a few companies with more cyclical earnings patterns that are currently in a "sweet spot" in terms of their earnings cycles, including Toyota, Honda and Nippon Steel. Overall, our weighting in Japan increased to 58% from 55% of the portfolio.

The most dramatic shift in the portfolio occurred between Thailand and Taiwan. We deleted our holdings in Thailand, taking our weighting down from 5% to zero. At the same time, we added four new positions in Taiwan, including Cathay Life (the country's leading life insurer), China Motors (the largest motor company), Lea Lea (a major petrochemical producer) and TSMC (the world's largest semi-conductor foundry). Our weighting in Taiwan increased to 5% from 1% previously.

In other countries, we made a few switches but weightings remained broadly unchanged. For example, in Hong Kong (9% of the portfolio) we added a few blue chips, on improved earnings prospects and positive fund flows, including HSBC, Hong Kong Telecom and Hutchison, while deleting positions in smaller companies such as New World Development and Asia Satellite. In Korea (6% of the portfolio), we took profits on exporters like Samsung Electronics (following the announcement of a 10% rights issue) and Youngone and swapped into domestic restructuring plays such as Kepco, Korea Telecom, Posco, and Samsung Corp.

Thank you for your investment in the Pacific Portfolio.


/s/ Scott E. Kalb     /s/ David Ishibashi

Scott E. Kalb         David Ishibashi
Vice President        Vice President

June 2, 1999

----------
*   All Portfolio holdings are as of April 30, 1999 and are subject to change.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                15

--------------------------------------------------------------------------------
                                PACIFIC PORTFOLIO
--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------
                                   Net Asset Value
                                --------------------
                                Beginning     End       Income      Total
Period Ended                    of Period  of Period   Dividends   Returns(1)
================================================================================
4/30/99                          $ 6.73     $ 8.43       $0.00     25.26%+
--------------------------------------------------------------------------------
10/31/98                           8.46       6.73        0.00    (20.45)
--------------------------------------------------------------------------------
10/31/97                          10.18       8.46        0.00    (16.90)
--------------------------------------------------------------------------------
10/31/96                          10.07      10.18        0.00      1.09
--------------------------------------------------------------------------------
10/31/95                          12.92      10.07        0.00    (22.06)
--------------------------------------------------------------------------------
Inception* -- 10/31/94            12.50      12.92        0.00      3.36+
================================================================================
  Total                                                  $0.00
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------
                                   Net Asset Value
                                --------------------
                                Beginning     End       Income      Total
Period Ended                    of Period  of Period   Dividends   Returns(1)
================================================================================
4/30/99                          $ 6.51     $ 8.12       $0.00     24.73%+
--------------------------------------------------------------------------------
10/31/98                           8.25       6.51        0.00    (21.09)
--------------------------------------------------------------------------------
10/31/97                          10.01       8.25        0.00    (17.58)
--------------------------------------------------------------------------------
10/31/96                           9.99      10.01        0.00      0.20
--------------------------------------------------------------------------------
Inception* -- 10/31/95            12.64       9.99        0.00    (20.97)+
================================================================================
  Total                                                  $0.00
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------
                                   Net Asset Value
                                --------------------
                                Beginning     End       Income      Total
Period Ended                    of Period  of Period   Dividends   Returns(1)
================================================================================
4/30/99                          $ 6.48     $ 8.09       $0.00     24.85%+
--------------------------------------------------------------------------------
10/31/98                           8.21       6.48        0.00    (21.07)
--------------------------------------------------------------------------------
10/31/97                           9.98       8.21        0.00    (17.74)
--------------------------------------------------------------------------------
10/31/96                           9.95       9.98        0.00      0.30
--------------------------------------------------------------------------------
10/31/95                          12.86       9.95        0.00    (22.63)
--------------------------------------------------------------------------------
Inception* -- 10/31/94            12.50      12.86        0.00      2.88+
================================================================================
  Total                                                  $0.00
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                                PACIFIC PORTFOLIO
--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                     Without Sales Charges(1)
                                                 -------------------------------
                                                 Class A     Class B     Class L
================================================================================
Six Months Ended 4/30/99+                         25.26%      24.73%      24.85%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                10.63        9.73        9.92
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                          (7.41)        N/A       (8.14)
--------------------------------------------------------------------------------
Inception* through 4/30/99                        (7.26)      (9.41)      (8.00)
================================================================================

                                                      With Sales Charges(2)
                                                 -------------------------------
                                                 Class A     Class B     Class L
================================================================================
Six Months Ended 4/30/99+                         19.07%      19.73%      22.51%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                 5.11        4.73        7.88
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                          (8.35)        N/A       (8.32)
--------------------------------------------------------------------------------
Inception* through 4/30/99                        (8.17)      (9.61)      (8.18)
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                     Without Sales Charges(1)
================================================================================
Class A (Inception* through 4/30/99)                        (32.56)%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                        (35.76)
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/99)                        (35.28)
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B and L shares are February 7, 1994, November 7, 1994 and February 11, 1994, respectively.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                17

--------------------------------------------------------------------------------
Pacific Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the
Pacific Portfolio vs. MSCI All Country Asia Pacific Index+
--------------------------------------------------------------------------------

                           February 1994 -- April 1999

                                  [LINE GRAPH]

                                                    MSCI All Country Asia
                       Pacific Portfolio                Pacific Index
                       -----------------                -------------
Feb 7, 1994                  9,549                          10,000
Apr 1994                     9,465                          10,012
Oct 1994                     9,870                          10,716
Apr 1995                     8,121                          10,248
Oct 1995                     7,693                           9,438
Apr 1996                     8,579                          11,076
Oct 1996                     7,777                           9,650
Apr 1997                     8,289                           8,873
Oct 1997                     6,463                           7,703
Apr 1998                     5,821                           7,040
Oct 1998                     5,141                           6,634
Apr 30, 1999                 6,440                           8,615

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on February 7, 1994, assuming deduction of the maximum 4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The Morgan Stanley Capital International ("MSCI") All Country Asia Pacific Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in the Far East. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten Holdings*                                           As of April 30, 1999
--------------------------------------------------------------------------------
 1. Nippon Telegraph & Telephone Corp.                                      5.3%
--------------------------------------------------------------------------------
 2. Shohkoh Fund & Co.                                                      4.8
--------------------------------------------------------------------------------
 3. Nippon Steel Corp.                                                      3.9
--------------------------------------------------------------------------------
 4. NTT Data Corp.                                                          3.9
--------------------------------------------------------------------------------
 5. Murata Manufacturing Co., Ltd.                                          3.7
--------------------------------------------------------------------------------
 6. Sony Corp.                                                              3.7
--------------------------------------------------------------------------------
 7. Sumitomo Bank, Ltd.                                                     3.5
--------------------------------------------------------------------------------
 8. Chugai Pharmaceutical Co., Ltd.                                         3.3
--------------------------------------------------------------------------------
 9. Ito-Yokado Co., Ltd.                                                    3.0
--------------------------------------------------------------------------------
10. Canon, Inc.                                                             2.8
--------------------------------------------------------------------------------

* As a percentage of total investments.

Investment Allocation as of April 30, 1999*
--------------------------------------------------------------------------------

                                   [PIE CHART]

                       Hong Kong                  8.8%
                       Japan                     57.6%
                       Australia                  9.5%
                       Taiwan                     5.4%
                       South Korea                6.0%
                       Singapore                  7.0%
                       Other                      5.7%

* As a percentage of total investments.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                              April 30, 1999
--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO

  SHARES                                  SECURITY                                VALUE
===========================================================================================
STOCK -- 100%
Argentina -- 6.5%
    8,100    Banco de Galicia y Buenos Aires SA de CV ADR(a)                  $   186,806
    9,600    IRSA Inversiones y Representaciones SA GDR                           321,600
   33,000    Perez Companc SA, Class B Shares                                     205,342
    6,500    Telefonica de Argentina SA ADR                                       242,938
-------------------------------------------------------------------------------------------
                                                                                  956,686
-------------------------------------------------------------------------------------------
Brazil -- 11.4%
   15,000    Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR         261,563
    6,136    Companhia Energetica de Minas Gerais ADR                             147,208
   12,000    Petroleo Brasileiro SA ADR                                           193,855
   15,500    Tele Norte Leste Participacoes SA ADR                                262,531
    2,700    Telecomunicacoes Brasileiras SA, Preferred(b)                        246,206
    7,000    Telesp Particpacoes SA ADR(b)                                        175,000
   15,200    Uniao de Banco Brasileiro SA GDR(a)                                  377,150
-------------------------------------------------------------------------------------------
                                                                                1,663,513
-------------------------------------------------------------------------------------------
Chile -- 0.1%
      627    Enersis SA ADR                                                        12,031
-------------------------------------------------------------------------------------------
Greece -- 4.2%
    2,250    Alpha Credit Bank                                                    161,028
    8,600    Hellenic Telecommunication Organization SA                           200,033
    3,534    National Bank of Greece SA                                           241,482
      353    National Bank of Greece SA Rights(b)                                  10,915
-------------------------------------------------------------------------------------------
                                                                                  613,458
-------------------------------------------------------------------------------------------
Hungary -- 2.3%
    7,500    Magyar Tavkozlesi Rt ADR(a)                                          211,406
   10,000    Synergon Information Systems(b)(c)                                   127,300
-------------------------------------------------------------------------------------------
                                                                                  338,706
-------------------------------------------------------------------------------------------
India -- 7.8%
   15,000    ITC Ltd.(a)(b)                                                       422,250
    8,000    Infosys Technologies Ltd. ADR(a)(b)                                  330,500
   17,200    Pentafour Software & Exports Ltd. GDR                                387,000
-------------------------------------------------------------------------------------------
                                                                                1,139,750
-------------------------------------------------------------------------------------------
Indonesia -- 2.4%
   17,600    Gulf Indonesia Resources Ltd.                                        181,500
    9,200    PT Indosat ADR                                                       173,650
-------------------------------------------------------------------------------------------
                                                                                  355,150
-------------------------------------------------------------------------------------------
Israel -- 4.9%
    3,000    Comverse Technology, Inc.(a)(b)                                      192,375
    3,650    ECI Telecom Ltd.                                                     134,593
    4,900    Gilat Satellite Networks Ltd.(a)(b)                                  254,800
    2,800    Teva Pharmaceutical Industries Ltd. ADR                              128,100
-------------------------------------------------------------------------------------------
                                                                                  709,868
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                19

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO

  SHARES                                  SECURITY                                VALUE
===========================================================================================
Malaysia -- 6.0%
  194,000    Malayan Banking Berhad                                           $   482,980
  144,000    Telekom Malaysia Berhad                                              397,545
-------------------------------------------------------------------------------------------
                                                                                  880,525
-------------------------------------------------------------------------------------------
Mexico -- 14.8%
   61,000    Cemex SA de CV, Series B                                             283,213
  195,680    Cifra SA de CV, Series V(b)                                          373,147
   91,200    Grupo Carso S.A. de CV, Series A1                                    441,195
   58,500    Grupo Financiero Banamex Accival, SA de CV, Class O                  149,099
    9,450    Grupo Televisa SA GDR                                                387,450
    7,000    Telefonos de Mexico SA ADR Series L                                  530,250
-------------------------------------------------------------------------------------------
                                                                                2,164,354
-------------------------------------------------------------------------------------------
Philippines -- 2.5%
1,584,000    SM Prime Holdings Inc.                                               358,249
-------------------------------------------------------------------------------------------
Poland -- 1.5%
   18,500    Elektrim Spolka Akcyjna SA                                           220,015
-------------------------------------------------------------------------------------------
Russia -- 1.2%
   22,200    Surgutneftegaz ADR(a)                                                169,719
-------------------------------------------------------------------------------------------
South Africa -- 7.8%
   17,221    Bidvest Group Ltd.                                                   140,205
   41,232    Dimension Data Holdings Ltd.                                         182,705
        1    Edgars Stores Ltd.                                                         5
   15,600    Fedsure Holdings Ltd.                                                141,574
    8,000    Investec Holdings Ltd.                                               277,566
  365,500    Iscor Ltd.                                                           113,760
    6,940    Nedcor Ltd.                                                          151,203
   20,000    Sasol Ltd.                                                           140,880
-------------------------------------------------------------------------------------------
                                                                                1,147,898
-------------------------------------------------------------------------------------------
South Korea -- 11.6%
   30,000    Hanwha Chemical Corp.                                                245,856
    7,200    Housing & Commercial Bank of Korea                                   169,626
    5,750    Korea Electric Power Corp.                                           165,461
    3,700    Korea Telecom Corp.                                                  161,885
    8,600    Pohang Iron & Steel Co. Ltd. ADR(a)                                  221,450
   22,500    Samsung Corp.                                                        316,155
      400    Samsung Fire & Marine Insurance                                      185,107
   17,000    SK Telecom Co. Ltd. ADR                                              235,875
-------------------------------------------------------------------------------------------
                                                                                1,701,415
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO

  SHARES                                  SECURITY                                VALUE
===========================================================================================
Taiwan -- 9.8%
   52,000    Cathay Life Insurance Co. Ltd.                                   $   186,055
  127,000    China Motor Co. Ltd.                                                 207,783
   48,000    Hon Hai Precision Industry(b)                                        261,284
  340,000    Lealea Enterprises Co.                                               186,116
   57,000    President Chain Store Corp.                                          178,670
   67,000    Taiwan Semiconductor Manufacturing Co.(b)                            226,407
  173,000    Winbond Electronics Corp.(b)                                         188,343
-------------------------------------------------------------------------------------------
                                                                                1,434,658
-------------------------------------------------------------------------------------------
Thailand -- 1.9%
   19,000    Italian-Thai Development Public Co. Ltd.                              46,585
   84,500    Thai Farmers Bank Public Co. Ltd.                                    234,501
-------------------------------------------------------------------------------------------
                                                                                  281,086
-------------------------------------------------------------------------------------------
Turkey -- 3.3%
  217,000    Migros Turk TAS                                                      299,249
7,600,000    Yapi ve Kredi Bankasi AS                                             182,440
-------------------------------------------------------------------------------------------
                                                                                  481,689
-------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $12,297,606*)                                           $14,628,770
===========================================================================================

(a)   A portion of this security is on loan (See Note 9).
(b)   Non-income producing security.
(c) Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, generally to qualified institutional buyers.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                21

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                               EUROPEAN PORTFOLIO

  SHARES                                  SECURITY                                VALUE
===========================================================================================
STOCK -- 100%
Austria -- 1.4%
   12,000    VA Technologie AG(a)                                             $ 1,142,639
-------------------------------------------------------------------------------------------
Canada -- 0.0%
  242,957    International UNP Holdings Ltd.(b)                                    15,015
-------------------------------------------------------------------------------------------
Finland -- 7.8%
  260,000    Fortum Corp.(a)                                                    1,389,153
   70,000    Nokia Oyj                                                          5,193,122
-------------------------------------------------------------------------------------------
                                                                                6,582,275
-------------------------------------------------------------------------------------------
France -- 24.3%
   10,000    Alcatel                                                            1,229,396
   20,000    Atos SA(b)                                                         1,713,959
   20,000    Axa                                                                2,585,751
   25,000    Banque Nationale de Paris                                          2,075,002
   15,000    Cap Gemini SA(a)                                                   2,296,388
   10,000    Coflexip SA(a)                                                       899,299
    5,000    Danone                                                             1,338,369
   10,391    Guilbert SA(a)                                                     1,539,115
   45,000    Rhone-Poulenc SA                                                   2,142,449
   35,000    Schlumberger Ltd.(a)                                               2,235,625
   20,000    Sidel SA                                                           2,412,239
-------------------------------------------------------------------------------------------
                                                                               20,467,592
-------------------------------------------------------------------------------------------
Germany -- 13.0%
   21,104    DaimlerChrysler AG                                                 2,066,458
   30,000    Mannesmann AG                                                      3,932,584
    4,000    SAP AG(a)                                                          1,481,199
   30,000    Schering AG(a)                                                     3,435,854
-------------------------------------------------------------------------------------------
                                                                               10,916,095
-------------------------------------------------------------------------------------------
Ireland -- 0.9%
   50,000    CBT Group Public Ltd. Co. ADR(b)                                     775,000
-------------------------------------------------------------------------------------------
Italy -- 4.4%
   60,000    Industrie Natuzzi S.p.A. ADR(a)                                    1,147,500
  800,000    Istituto Nazionale delle Assicurazioni(a)                          2,115,152
  800,000    Unione Immobiliare S.p.A                                             457,056
-------------------------------------------------------------------------------------------
                                                                                3,719,708
-------------------------------------------------------------------------------------------
Netherlands -- 15.7%
   71,842    Fugro NV                                                           1,949,626
   42,090    Hunter Douglas NV                                                  1,625,388
   40,370    IHC Caland NV                                                      1,832,321
   40,294    ING Groep NV(a)                                                    2,485,389
   60,526    Koninklijke Ahrend NV                                              1,178,272
   62,400    Ordina Beheer NV                                                   1,498,635
  105,017    Samas Groep NV                                                     1,544,408
   50,000    Vedior NV(a)                                                       1,126,769
-------------------------------------------------------------------------------------------
                                                                               13,240,808
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                               EUROPEAN PORTFOLIO

  SHARES                                  SECURITY                                VALUE
===========================================================================================
Norway -- 5.7%
   50,000    Orkla ASA                                                        $   841,200
  100,000    Tomra Systems ASA                                                  3,981,249
-------------------------------------------------------------------------------------------
                                                                                4,822,449
-------------------------------------------------------------------------------------------
Spain -- 6.5%
   50,000    Amper SA                                                             799,847
   61,250    Azkoyen SA                                                         1,703,008
   39,000    Indra Sistemas SA                                                    375,485
   55,765    Telefonica SA                                                      2,616,642
-------------------------------------------------------------------------------------------
                                                                                5,494,982
-------------------------------------------------------------------------------------------
Sweden -- 1.0%
  150,000    Mandator AB                                                          859,589
-------------------------------------------------------------------------------------------
Switzerland -- 4.5%
   51,000    Mettler-Toledo International Inc.(a)(b)                            1,332,375
    1,664    Novartis AG(a)                                                     2,440,534
-------------------------------------------------------------------------------------------
                                                                                3,772,909
-------------------------------------------------------------------------------------------
United Kingdom -- 14.8%
   35,000    BP Amoco PLC ADR(a)                                                3,961,563
  120,000    CMG PLC                                                            3,249,823
  240,000    Compass Group PLC                                                  2,424,809
  600,000    Corporate Services Group PLC                                         864,622
  200,000    SEMA Group PLC                                                     1,948,219
-------------------------------------------------------------------------------------------
                                                                               12,449,036
-------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $66,367,766*)                                           $84,258,097
===========================================================================================

(a)   A portion of this security is on loan (See Note 9).
(b)   Non-income producing security.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                23

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                                PACIFIC PORTFOLIO

  SHARES                                  SECURITY                                VALUE
===========================================================================================
STOCK -- 100%
Australia -- 9.5%
    4,300    Brambles Industries Ltd.                                         $   126,556
    4,355    Commonwealth Bank of Australia                                        79,421
    5,050    Computershare Ltd.                                                    52,215
    7,627    E*Trade Australia Ltd.                                                47,973
    3,851    Lend Lease Corp.                                                      52,000
    3,147    National Australia Bank Ltd.                                          61,365
    6,900    Tabcorp Holdings Ltd.                                                 56,206
   10,056    Telstra Corp. Ltd.                                                    54,653
    8,200    Westfield Holdings Ltd.                                               54,349
-------------------------------------------------------------------------------------------
                                                                                  584,738
-------------------------------------------------------------------------------------------
Hong Kong -- 8.8%
  260,000    CCT Telecom Holdings Ltd.                                             59,376
    8,000    Cheung Kong Holdings Ltd.                                             72,769
   21,500    Hong Kong Telecom                                                     57,838
    1,236    HSBC Holdings PLC                                                     45,928
    8,600    Hutchison Whampoa Ltd.                                                77,117
    7,440    Sun Hung Kai Properties Ltd.                                          65,275
   34,000    Vtech Holdings Ltd.                                                  116,250
   15,000    Wing Hang Bank Ltd.                                                   45,868
-------------------------------------------------------------------------------------------
                                                                                  540,421
-------------------------------------------------------------------------------------------
India -- 2.2%
    6,000    Pentafour Software & Exports Ltd. GDR                                135,000
-------------------------------------------------------------------------------------------
Japan -- 57.6%
    7,000    Canon, Inc.                                                          171,239
   17,000    Chugai Pharmaceutical Co., Ltd.(a)                                   202,236
    1,000    Hirose Electric Co., Ltd.                                             92,992
    3,000    Honda Motor Co., Ltd.                                                132,199
    3,000    Ito-Yokado Co., Ltd.                                                 184,224
      110    Japan Telecom Co., Ltd.                                              155,740
      500    Kao Corp.                                                             12,692
    4,000    Murata Manufacturing Co., Ltd.                                       228,877
  106,000    Nippon Steel Corp.(a)                                                237,992
       30    Nippon Telegraph & Telephone Corp.                                   326,728
       30    NTT Data Corp.                                                       237,506
   20,000    Sekisui Chemical Co., Ltd.                                           133,707
   13,000    Sekisui House, Ltd.                                                  145,612
    2,000    Seven-Eleven Japan Co., Ltd.                                         170,736
      500    Shohkoh Fund & Co.                                                   293,218
    2,400    Sony Corp.                                                           224,186
   16,000    Sumitomo Bank, Ltd.                                                  216,612
    5,000    Terumo Corp.                                                         108,909
    1,000    Tokio Marine & Fire Insurance Co., Ltd.                               11,653
    7,000    Tostem Corp.                                                         129,895
    4,000    Toyota Motor Corp.                                                   113,601
-------------------------------------------------------------------------------------------
                                                                                3,530,554
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                                PACIFIC PORTFOLIO

  SHARES                                  SECURITY                                VALUE
===========================================================================================
New Zealand -- 2.0%
   24,000    Telecom Corp. of New Zealand Ltd.                                $   124,902
-------------------------------------------------------------------------------------------
Philippines -- 1.5%
  414,000    SM Prime Holdings                                                     93,633
-------------------------------------------------------------------------------------------
Singapore -- 7.0%
  130,000    Allgreen Properties                                                   79,067
   12,300    City Developments Ltd.                                                82,072
   39,139    Datacraft Asia Ltd.                                                  122,896
   17,200    Natsteel Electronics Ltd.                                             57,891
    9,200    Oversea - Chinese Banking Corp., Ltd.                                 86,377
-------------------------------------------------------------------------------------------
                                                                                  428,303
-------------------------------------------------------------------------------------------
South Korea -- 6.0%
    4,100    Kookmin Bank                                                          55,885
    2,500    Korea Electric Power Corp.                                            71,939
    1,600    Korea Telecom Corp.                                                   70,004
    3,150    Pohang Iron & Steel Co., Ltd. ADR                                     81,140
    6,500    Samsung Electronics                                                   91,333
-------------------------------------------------------------------------------------------
                                                                                  370,301
-------------------------------------------------------------------------------------------
Taiwan -- 5.4%
   16,000    Cathay Life Insurance Co., Ltd.                                       57,247
   24,000    China Motor Co., Ltd.                                                 39,266
   18,200    Hon Hai Precision Industry(b)                                         99,070
  114,000    Lealea Enterprises Co.                                                62,403
   21,000    Taiwan Semiconductor Manufacturing Co.(b)                             70,963
-------------------------------------------------------------------------------------------
                                                                                  328,949
-------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $4,758,291*)                                            $ 6,136,801
===========================================================================================

(a)   A portion of this security is on loan (See Note 9).
(b)   Non-income producing security.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                25

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)                  April 30, 1999
--------------------------------------------------------------------------------

                                                                                Emerging
                                                                                 Markets         European          Pacific
                                                                                Portfolio        Portfolio        Portfolio
=============================================================================================================================
ASSETS:
    Investments, at cost                                                      $  12,297,606    $  66,367,766    $   4,758,291
    Foreign currency, at cost                                                        18,061        1,979,432           89,020
=============================================================================================================================
    Investments, at value                                                     $  14,628,770    $  84,258,097    $   6,136,801
    Foreign currency, at value                                                       17,946        1,973,625           89,368
    Cash                                                                          2,264,157               --               --
    Collateral for securities on loan (Note 9)                                    1,415,390       14,260,954          469,750
    Receivable for securities sold                                                  628,655        1,244,369          107,943
    Dividends and interest receivable                                                45,223           87,644           11,794
    Receivable for Fund shares sold                                                  11,308          152,673          254,048
    Receivable for open forward foreign
     currency contracts (Note 4)                                                        289               --              656
    Receivable from Manager                                                              --               --              525
-----------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                 19,011,738      101,977,362        7,070,885
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
    Payable for securities on loan (Note 9)                                       1,415,390       14,260,954          469,750
    Payable for securities purchased                                              1,088,358        1,237,348          220,510
    Management fees payable                                                          11,200           60,805               --
    Distribution fees payable                                                         5,955           25,768            3,508
    Payable to bank                                                                      --        3,114,120          237,370
    Accrued expenses                                                                 54,449           82,544           45,990
-----------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                             2,575,352       18,781,539          977,128
-----------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                              $  16,436,386    $  83,195,823    $   6,093,757
=============================================================================================================================

NET ASSETS:
    Par value of capital shares                                               $       1,937    $       4,049    $         742
    Capital paid in excess of par value                                          25,809,097       61,066,925        8,260,522
    Accumulated net investment loss                                                (242,190)        (397,054)        (126,547)
    Accumulated net realized gain (loss) from
     security transactions and foreign currencies                               (11,458,587)       4,639,858       (3,418,928)
    Net unrealized appreciation of investments
     and foreign currencies                                                       2,326,129       17,882,045        1,377,968
-----------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                              $  16,436,386    $  83,195,823    $   6,093,757
=============================================================================================================================
Shares Outstanding:
    Class A                                                                         902,125        1,433,290          241,356
    -------------------------------------------------------------------------------------------------------------------------
    Class B                                                                         687,022        2,015,193          270,154
    -------------------------------------------------------------------------------------------------------------------------
    Class L                                                                         205,507          600,371          230,484
    -------------------------------------------------------------------------------------------------------------------------
    Class Y                                                                         142,813               --               --
    -------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
    Class A (and redemption price)                                            $        8.60    $       20.95    $        8.43
    -------------------------------------------------------------------------------------------------------------------------
    Class B *                                                                 $        8.34    $       20.34    $        8.12
    -------------------------------------------------------------------------------------------------------------------------
    Class L **                                                                $        8.33    $       20.30    $        8.09
    -------------------------------------------------------------------------------------------------------------------------
    Class Y (and redemption price)                                            $        8.67               --               --
    -------------------------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
    Class A (net asset value plus 5.26% of net asset value per share)         $        9.05    $       22.05    $        8.87
    -------------------------------------------------------------------------------------------------------------------------
    Class L (net asset value plus 1.01% of net asset value per share)         $        8.41    $       20.51    $        8.17
=============================================================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Operations (unaudited)     For the Six Months Ended April 30, 1999
--------------------------------------------------------------------------------

                                                                                Emerging
                                                                                 Markets         European          Pacific
                                                                                Portfolio        Portfolio        Portfolio
=============================================================================================================================
INVESTMENT INCOME:
    Interest                                                                  $      12,833    $     147,246    $       5,522
    Dividends                                                                        92,245          373,331           34,606
    Less: Foreign withholding tax                                                    (4,036)         (44,251)          (3,698)
-----------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                                         101,042          476,326           36,430
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Management fees (Note 2)                                                         67,717          363,278           23,661
    Registration fees                                                                65,921           36,259           27,208
    Distribution fees (Note 2)                                                       42,776          311,730           19,727
    Custody                                                                          40,911           31,810           10,637
    Shareholder and system servicing fees                                            20,088           88,315           12,218
    Audit and legal                                                                  16,345           15,021           10,909
    Shareholder communications                                                       10,670           29,688            7,565
    Directors' fees                                                                   2,204            1,518            1,489
    Other                                                                             2,401            2,923            4,422
-----------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                  269,033          880,542          117,836
    Less: Management fee waiver and
     expense reimbursement (Note 2)                                                      --               --          (30,751)
-----------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                    269,033          880,542           87,085
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Loss                                                                (167,991)        (404,216)         (50,655)
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTES 3 AND 4):
    Realized Gain (Loss) From:
     Security transactions                                                       (4,952,468)       4,640,807          538,529
     Foreign currency transactions                                                  (74,199)           7,162            7,061
-----------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                     (5,026,667)       4,647,969          545,590
-----------------------------------------------------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation (Depreciation)
    of Investments and Foreign Currencies:
     Beginning of period                                                         (5,748,404)      14,047,667          465,438
     End of period                                                                2,326,129       17,882,045        1,377,968
-----------------------------------------------------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation                                       8,074,533        3,834,378          912,530
-----------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                                    3,047,866        8,482,347        1,458,120
-----------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                        $   2,879,875    $   8,078,131    $   1,407,465
=============================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                27

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (unaudited)
                                         For the Six Months Ended April 30, 1999
--------------------------------------------------------------------------------

                                                    Emerging
                                                     Markets        European          Pacific
                                                    Portfolio       Portfolio        Portfolio
=================================================================================================
OPERATIONS:
    Net investment loss                          $    (167,991)   $    (404,216)   $     (50,655)
    Net realized gain (loss)                        (5,026,667)       4,647,969          545,590
    Increase in net unrealized appreciation          8,074,533        3,834,378          912,530
-------------------------------------------------------------------------------------------------
    Increase in Net Assets From Operations           2,879,875        8,078,131        1,407,465
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gains                                      --       (1,344,312)              --
-------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
     Distributions to Shareholders                          --       (1,344,312)              --
-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
    Net proceeds from sale of shares                11,719,222      184,729,633       26,793,201
    Net asset value of shares issued
     for reinvestment of dividends                          --        1,277,396               --
    Cost of shares reacquired                      (12,131,989)    (187,960,492)     (27,036,352)
-------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
     Fund Share Transactions                          (412,767)      (1,953,463)        (243,151)
-------------------------------------------------------------------------------------------------
Increase in Net Assets                               2,467,108        4,780,356        1,164,314
NET ASSETS:
    Beginning of period                             13,969,278       78,415,467        4,929,443
-------------------------------------------------------------------------------------------------
    End of period*                               $  16,436,386    $  83,195,823    $   6,093,757
=================================================================================================
* Includes accumulated net investment loss of:   $    (242,190)   $    (397,054)   $    (126,547)
=================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets          For the Year Ended October 31, 1998
--------------------------------------------------------------------------------

                                                              Emerging
                                                              Markets          European         Pacific
                                                              Portfolio        Portfolio        Portfolio
============================================================================================================
OPERATIONS:
    Net investment loss                                    $    (268,393)   $    (153,463)   $    (153,249)
    Net realized gain (loss)                                  (5,703,990)       1,340,410       (1,687,288)
    Change in net unrealized appreciation (depreciation)      (6,526,925)      (2,609,890)         722,889
------------------------------------------------------------------------------------------------------------
    Decrease in Net Assets From Operations                   (12,499,308)      (1,422,943)      (1,117,648)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gains                                                --         (971,550)              --
------------------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
     Distributions to Shareholders                                    --         (971,550)              --
------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
    Net proceeds from sale of shares                          16,605,085      232,181,828       29,892,372
    Net asset value of shares issued
     for reinvestment of dividends                                    --          914,761               --
    Cost of shares reacquired                                (26,621,269)    (198,735,480)     (33,645,977)
------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets
     From Fund Share Transactions                            (10,016,184)      34,361,109       (3,753,605)
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                            (22,515,492)      31,966,616       (4,871,253)
NET ASSETS:
    Beginning of year                                         36,484,770       46,448,851        9,800,696
------------------------------------------------------------------------------------------------------------
    End of year*                                           $  13,969,278    $  78,415,467    $   4,929,443
============================================================================================================
* Includes accumulated net investment income of:                      --               --    $      82,953
============================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                29

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Emerging Markets, European and Pacific Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Fund consists of these Portfolios and three other separate investment portfolios:
Global Government Bond, International Equity and International Balanced Portfolios. The financial statements and financial highlights for the other portfolios are presented in a separate semi-annual report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales price was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) direct expenses are charged to each Portfolio and class; management fees and general Portfolio expenses are allocated on the basis of relative net assets by class; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; (j) the accounting records of each Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 1998, reclassifications were made to the capital accounts of the Portfolios to reflect permanent book/tax differences and income and gains available for distributions under tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $461,640, $157,771 and $158,273 was reclassified to paid-in capital for the Emerging Markets, European and Pacific Portfolios, respectively. Net investment income (loss), net realized gains and net assets were not affected by these adjustments; (l) each Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve each Portfolio from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


--------------------------------------------------------------------------------
30                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

In addition, the Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager of the Portfolios. The European and Pacific Portfolios pay SSBC a management fee calculated at an annual rate of 0.85% of the average daily net assets of each respective Portfolio. The Emerging Markets Portfolio pays SSBC a management fee calculated at an annual rate of 1.00% of the average daily net assets of the Portfolio. These fees are calculated daily and paid monthly. For the six months ended April 30, 1999, SSBC waived a portion of its management fee for the Pacific Portfolio in the amount of $30,751.

CFBDS, Inc. ("CFBDS") acts as the Portfolios' distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell shares of the Portfolios to the public as a member of the selling group.

SSB acts as the primary broker for the Fund's portfolio agency transactions. For the six months ended April 30, 1999, SSB received brokerage commissions of $5,938.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase. Thereafter this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares for each Portfolio have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares that equal or exceed $500,000 in the aggregate. These purchases do not incure an initial sales charge.

For the six months ended April 30, 1999, CDSC's paid to CFBDS were approximately:

Portfolio                                Class A         Class B         Class L
================================================================================
Emerging Markets                          $1,000         $23,000              --
--------------------------------------------------------------------------------
European                                      --          67,000          $4,000
--------------------------------------------------------------------------------
Pacific                                       --          16,000              --
================================================================================

For the six months ended April 30, 1999, sales charges received by CFBDS were approximately:

Portfolio                                            Class A             Class L
================================================================================
Emerging Markets                                    $  2,000             $ 2,000
--------------------------------------------------------------------------------
European                                             104,000              29,000
--------------------------------------------------------------------------------
Pacific                                                2,000               5,000
================================================================================

Pursuant to a Distribution Plan, the Portfolios pay a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The Portfolios also pay a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets for each respective Portfolio and class. For the six months ended April 30, 1999, total Distribution Plan fees incurred by the Portfolios were:

Portfolio                                Class A         Class B         Class L
================================================================================
Emerging Markets                        $  6,711        $ 28,439        $  7,626
--------------------------------------------------------------------------------
European                                  38,552         212,419          60,759
--------------------------------------------------------------------------------
Pacific                                    2,703          10,606           6,418
================================================================================

All officers and one Director of the Fund are employees of SSB.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                31

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Investments

During the six months ended April 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                       Purchases               Sales
================================================================================
Emerging Markets                               $15,949,823           $18,215,819
--------------------------------------------------------------------------------
European                                        13,621,203            10,730,619
--------------------------------------------------------------------------------
Pacific                                          4,541,848             3,806,159
================================================================================

At April 30, 1999, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                  Net Unrealized
Portfolio                       Appreciation     Depreciation      Appreciation
================================================================================
Emerging Markets                $ 2,597,174      $  (266,010)      $ 2,331,164
--------------------------------------------------------------------------------
European                         24,570,776       (6,680,445)       17,890,331
--------------------------------------------------------------------------------
Pacific                           1,417,210          (38,700)        1,378,510
================================================================================

4. Forward Foreign Currency Contracts

At April 30, 1999, the Portfolios had open forward foreign currency contracts as described below. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain on the contracts reflected in the accompanying financial statements were as follows:

Emerging Markets Portfolio

                                                Local         Market     Settlement    Unrealized
Foreign Currency                              Currency        Value         Date          Gain
=================================================================================================
To Buy:
Thailand Baht                                 1,736,111      $46,777       5/6/99         $289
-------------------------------------------------------------------------------------------------
Total Unrealized Gain on
   Forward Foreign Currency Contracts                                                     $289
=================================================================================================

Pacific Portfolio

                                                Local         Market     Settlement    Unrealized
Foreign Currency                              Currency        Value         Date          Gain
=================================================================================================
To Buy:
Australian Dollar                                51,053      $33,838       5/3/99         $459
Australian Dollar                                 3,522        2,334       5/4/99           10
Singapore Dollar                                133,900       79,118       5/6/99          187
-------------------------------------------------------------------------------------------------
Total Unrealized Gain on
   Forward Foreign Currency Contracts                                                     $656
=================================================================================================


--------------------------------------------------------------------------------
32                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolios represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the amount of the premium originally paid. When the Portfolio exercises a call option, the cost of the security that the Portfolio purchases upon exercise will be increased by the premium originally paid.

At April 30, 1999, the Portfolios had no open purchased call or put options.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended April 30, 1999, the Portfolios did not write any call or put options.

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 1999, the Portfolios had no open futures contracts.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                33

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Concentration of Risk

The Portfolios' investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of each of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. As of April 30, 1999, 57.6% of the Pacific Portfolio's total investments were concentrated in Japan.

In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

8. Capital Loss Carryforwards

At October 31, 1998, the Emerging Markets and Pacific Portfolios had, for Federal income tax purposes, approximately $6,458,000 and $3,949,000, respectively, of capital loss carryforwards available to offset future realized gains. To the extent that these carryforward losses are used to offset gains, it is probable that the gains so offset will not be distributed. The amount and date of expiration of the carryforward losses for each Portfolio is indicated below:

Portfolio            10/31/02     10/31/03     10/31/04     10/31/05    10/31/06       Total
==============================================================================================
Emerging Markets           --      $46,000           --     $879,000   $5,533,000   $6,458,000
----------------------------------------------------------------------------------------------
Pacific               $37,000    1,426,000     $246,000      515,000    1,725,000    3,949,000
==============================================================================================

9. Lending of Portfolio Securities

The Portfolios have an agreement with their custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded as interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolios maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 1999, the Portfolios listed below had loaned common stocks which were collateralized by cash and securities. The market value for the securities on loan for each portfolio was as follows:

Portfolio                                                               Value
================================================================================
Emerging Markets                                                    $ 1,400,433
--------------------------------------------------------------------------------
European                                                             14,770,904
--------------------------------------------------------------------------------
Pacific                                                                 440,195
================================================================================


--------------------------------------------------------------------------------
34                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At April 30, 1999, the Portfolios held the following collateral for loaned securities:

Emerging Markets Portfolio
Security Description                                                   Value
================================================================================
Time Deposits:
  Argentaria Caja Postal Banco Hipote, 4.875% due 5/3/99           $    69,305
  Caisse De Depots Et Consign, Paris, 4.875% due 5/3/99                 69,305
  Caisse National De Credit Agricole, 4.938% due 5/3/99                 69,305
  Commerzbank AG, Frankfurt, 5.125% due 5/3/99                          69,305
  Dresdner Bank Grand Cayman, 4.968% due 5/3/99                         69,305
  National Australia Bank G.C., 4.875% due 5/3/99                       69,305
  Southtrust Bank of Alabama, G.C., 5.000% due 5/3/99                   54,714
Commercial Paper:
  Associates First Capital, 4.942% due 5/3/99                           69,276
  Barton Capital Corp., 5.102% due 5/3/99                               45,575
  BP Capital PLC, 5.102% due 5/3/99                                     69,275
  General Electric Credit, 4.952% due 5/3/99                            69,276
  General Motors ACC Corp., 4.942% due 5/3/99                           67,722
  Market Street Funding, 5.102% due 5/3/99                              45,575
  Wood Street Funding Corp., 5.052% due 5/3/99                          36,477
Repurchase Agreements:
  Merrill Lynch Securities/MLPFS, 4.987% due 5/3/99                    258,980
  NationsBanc Montgomery Securities Inc., 4.987% due 5/3/99            282,690
--------------------------------------------------------------------------------
Total                                                              $ 1,415,390
================================================================================

European Portfolio
Security Description                                                   Value
================================================================================
Time Deposits:
  Argentaria Caja Postal Banco Hipote, 4.875% due 5/3/99           $   698,288
  Caisse De Depots Et Consign, Paris, 4.875% due 5/3/99                698,288
  Caisse National De Credit Agricole, 4.938% due 5/3/99                698,288
  Commerzbank AG, Frankfurt, 5.125% due 5/3/99                         698,288
  Dresdner Bank Grand Cayman, 4.968% due 5/3/99                        698,289
  National Australia Bank G.C., 4.875% due 5/3/99                      698,289
  Southtrust Bank of Alabama, G.C., 5.000% due 5/3/99                  551,280
Commercial Paper:
  Associates First Capital, 4.942% due 5/3/99                          698,000
  Barton Capital Corp., 5.102% due 5/3/99                              459,205
  BP Capital PLC, 5.102% due 5/3/99                                    697,992
  General Electric Credit, 4.952% due 5/3/99                           698,000
  General Motors ACC Corp., 4.942% due 5/3/99                          682,338
  Market Street Funding, 5.102% due 5/3/99                             459,205
  Wood Street Funding Corp., 5.052% due 5/3/99                         367,530
Repurchase Agreements:
  Merrill Lynch Securities/MLPFS, 4.987% due 5/3/99                  2,609,393
  NationsBanc Montgomery Securities Inc., 4.987% due 5/3/99          2,848,281
--------------------------------------------------------------------------------
Total                                                              $14,260,954
================================================================================


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                35

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Pacific Portfolio
Security Description                                                     Value
================================================================================
Time Deposits:
  Argentaria Caja Postal Banco Hipote, 4.875% due 5/3/99              $ 23,001
  Caisse De Depots Et Consign, Paris, 4.875% due 5/3/99                 23,001
  Caisse National De Credit Agricole, 4.938% due 5/3/99                 23,001
  Commerzbank AG, Frankfurt, 5.125% due 5/3/99                          23,001
  Dresdner Bank Grand Cayman, 4.968% due 5/3/99                         23,001
  National Australia Bank G.C., 4.875% due 5/3/99                       23,001
  Southtrust Bank of Alabama, G.C., 5.000% due 5/3/99                   18,159
Commercial Paper:
  Associates First Capital, 4.942% due 5/3/99                           22,992
  Barton Capital Corp., 5.102% due 5/3/99                               15,126
  BP Capital PLC, 5.102% due 5/3/99                                     22,991
  General Electric Credit, 4.952% due 5/3/99                            22,992
  General Motors ACC Corp., 4.942% due 5/3/99                           22,476
  Market Street Funding, 5.102% due 5/3/99                              15,126
  Wood Street Funding Corp., 5.052% due 5/3/99                          12,107
Repurchase Agreements:
  Merrill Lynch Securities/MLPFS, 4.987% due 5/3/99                     85,953
  NationsBanc Montgomery Securities Inc., 4.987% due 5/3/99             93,822
--------------------------------------------------------------------------------
Total                                                                 $469,750
================================================================================

In addition to the above noted cash collateral, the European Portfolio held securities collateral with a market value of $928,978 as of April 30, 1999.

Interest income earned by the Portfolios from securities loaned for the year ended April 30, 1999 was as follows:

                                           Emerging
                                            Markets      European     Pacific
                                           Portfolio     Portfolio   Portfolio
================================================================================
Income from securities lending              $3,956        $16,356     $1,030
================================================================================

10. Capital Shares

At April 30, 1999, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in a Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At April 30, 1999, total paid-in capital amounted to the following for each
Portfolio:

Portfolio                    Class A       Class B       Class L       Class Y
================================================================================
Emerging Markets           $10,970,810   $10,633,776    $3,044,710    $1,161,738
--------------------------------------------------------------------------------
European                    22,114,262    26,978,350    11,978,362            --
--------------------------------------------------------------------------------
Pacific                      3,056,829     2,759,896     2,444,539            --
================================================================================


--------------------------------------------------------------------------------
36                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                        Six Months Ended                     Year Ended
                                         April 30, 1999                   October 31, 1998
                                   ---------------------------       ---------------------------
                                      Shares         Amount            Shares          Amount
==================================================================================================
Emerging Markets Portfolio
Class A
Shares sold                         1,241,346    $   9,600,072        1,137,419    $  10,738,376
Shares reacquired                  (1,152,803)      (8,797,147)      (1,452,183)     (14,275,725)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease)                88,543    $     802,925         (314,764)   $  (3,537,349)
==================================================================================================
Class B
Shares sold                           164,497    $   1,222,656          464,368    $   4,405,558
Shares reacquired                    (352,966)      (2,607,022)      (1,071,606)     (10,500,886)
--------------------------------------------------------------------------------------------------
Net Decrease                         (188,469)   $  (1,384,366)        (607,238)   $  (6,095,328)
==================================================================================================
Class L(1)
Shares sold                            77,079    $     583,771           54,700    $     603,227
Shares reacquired                     (96,998)        (727,820)        (183,794)      (1,844,658)
--------------------------------------------------------------------------------------------------
Net Decrease                          (19,919)   $    (144,049)        (129,094)   $  (1,241,431)
==================================================================================================
Class Y*
Shares sold                            42,527    $     312,723          100,286    $     857,924
Shares reacquired                          --               --               --               --
--------------------------------------------------------------------------------------------------
Net Increase                           42,527    $     312,723          100,286    $     857,924
==================================================================================================
European Portfolio
Class A
Shares sold                         7,374,104    $ 151,442,050        7,081,251    $ 145,667,578
Shares issued on reinvestment          21,291          439,883           17,388          292,645
Shares reacquired                  (7,380,309)    (152,340,433)      (6,454,939)    (132,333,615)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease)                15,086    $    (458,500)         643,700    $  13,626,608
==================================================================================================
Class B
Shares sold                           850,187    $  17,180,049        3,390,677    $  67,508,019
Shares issued on reinvestment          32,745          658,501           34,196          564,579
Shares reacquired                    (983,092)     (19,868,140)      (2,940,383)     (56,380,398)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease)              (100,160)   $  (2,029,590)         484,490    $  11,692,200
==================================================================================================
Class L(1)
Shares sold                           800,191    $  16,107,534          922,946    $  19,006,231
Shares issued on reinvestment           8,919          179,012            3,496           57,537
Shares reacquired                    (777,761)     (15,751,919)        (531,482)     (10,021,467)
--------------------------------------------------------------------------------------------------
Net Increase                           31,349    $     534,627          394,960    $   9,042,301
==================================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares.

*     For the period from March 10, 1998 (inception date) to October 31, 1998.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                37

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                        Six Months Ended                     Year Ended
                                         April 30, 1999                   October 31, 1998
                                   --------------------------        --------------------------
                                      Shares         Amount            Shares          Amount
==================================================================================================
Pacific Portfolio
Class A
Shares sold                         2,566,627    $ 19,457,891         3,240,998    $ 22,974,473
Shares reacquired                  (2,591,071)    (19,787,953)       (3,536,658)    (25,734,908)
--------------------------------------------------------------------------------------------------
Net Decrease                          (24,444)   $   (330,062)         (295,660)   $ (2,760,435)
==================================================================================================
Class B
Shares sold                           117,555    $    869,045           357,395    $  2,621,087
Shares reacquired                    (179,075)     (1,327,099)         (457,136)     (3,300,568)
--------------------------------------------------------------------------------------------------
Net Decrease                          (61,520)   $   (458,054)          (99,741)   $   (679,481)
==================================================================================================
Class L(1)
Shares sold                           908,994    $  6,466,265           648,151    $  4,296,812
Shares reacquired                    (830,166)     (5,921,300)         (678,354)     (4,610,501)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease)                78,828    $    544,965           (30,203)   $   (313,689)
==================================================================================================

(1)   On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
38                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                      Class A Shares
                                          --------------------------------------------------------------------
Emerging Markets Portfolio                 1999(1)(2)        1998(2)       1997(2)        1996       1995(3)
==============================================================================================================
Net Asset Value, Beginning of Period         $7.03           $12.45        $12.08        $11.06     $12.00
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss(4)                     (0.02)           (0.06)        (0.05)        (0.02)     (0.05)#
  Net realized and unrealized gain (loss)     1.59            (5.36)         0.42          1.04      (0.89)
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.57            (5.42)         0.37          1.02      (0.94)
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --               --            --            --         --
--------------------------------------------------------------------------------------------------------------
Total Distributions                             --               --            --            --         --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $8.60            $7.03        $12.45        $12.08     $11.06
--------------------------------------------------------------------------------------------------------------
Total Return                                 22.33%++        (43.53)%        3.06%         9.22%     (7.83)%++
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $7,757           $5,723       $14,046       $10,691     $7,069
--------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses(4)                                 2.94%+           2.46%         2.11%         2.25%      1.45%+
  Net investment loss                        (0.41)+          (0.63)        (0.34)        (0.19)     (0.63)+
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        119%              97%           99%           78%        17%
==============================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from May 12, 1995 (inception date) to October 31, 1995.
(4) The Manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment loss and the expense ratio would have been as follows:

                 Per Share Increase            Expense Ratio
               to Net Investment Loss      Without Fee Waivers
               ----------------------      -------------------
                        1995                       1995
                        ----                       ----
      Class A          $0.05                      2.12%+

      In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 2.16% and 1.20% (annualized), respectively.

#     Includes realized gains and losses on foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                39

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                              Class B Shares
                                              -------------------------------------------------------------------------------
Emerging Markets Portfolio                     1999(1)(2)          1998(2)         1997(2)           1996          1995(3)
=============================================================================================================================
Net Asset Value, Beginning of Period             $6.85             $12.21          $11.95           $11.02         $12.00
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss(4)                         (0.05)             (0.14)          (0.14)           (0.10)         (0.09)#
  Net realized and unrealized gain (loss)         1.54              (5.22)           0.40             1.03          (0.89)
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.49              (5.36)           0.26             0.93          (0.98)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                             --                 --              --               --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --                 --              --               --             --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $8.34              $6.85          $12.21           $11.95         $11.02
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                     21.75%++          (43.90)%          2.18%            8.44%         (8.17)%++
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $5,728             $5,994         $18,107          $13,062         $7,630
-----------------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses(4)                                     3.71%+             3.24%           2.88%            3.06%          2.00%+
  Net investment loss                            (1.24)+            (1.42)          (1.00)           (0.94)         (1.17)+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            119%                97%             99%              78%            17%
=============================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from May 12, 1995 (inception date) to October 31, 1995.
(4) The Manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment loss and the expense ratio would have been as follows:

                     Per Share Increase            Expense Ratio
                   to Net Investment Loss      Without Fee Waivers
                   ----------------------      -------------------
                            1995                       1995
                            ----                       ----
      Class B              $0.05                      2.68%+

      In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.97% and 1.74% (annualized), respectively.

#     Includes realized gains and losses on foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
40                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                 Class L Shares
                                              -------------------------------------------------------------------------------
Emerging Markets Portfolio                     1999(1)(2)        1998(2)(3)          1997(2)          1996         1995(4)
=============================================================================================================================
Net Asset Value, Beginning of Period            $6.84             $12.22             $11.95          $11.02        $12.00
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss(5)                        (0.05)             (0.15)             (0.15)          (0.10)        (0.08)#
  Net realized and unrealized gain (loss)        1.54              (5.23)              0.42            1.03         (0.90)
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.49              (5.38)              0.27            0.93         (0.98)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            --                 --                 --              --            --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                --                 --                 --              --            --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $8.33              $6.84             $12.22          $11.95        $11.02
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                    21.78%++          (44.03)%             2.26%           8.44%        (8.17)%++
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $1,712             $1,543             $4,332          $2,448        $1,604
-----------------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses(5)                                    3.79%+             3.31%              2.86%           3.02%         1.95%+
  Net investment loss                           (1.29)+            (1.47)             (1.03)          (0.92)        (1.08)+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           119%                97%                99%             78%           17%
=============================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4)   For the period from May 12, 1995 (inception date) to October 31, 1995.
(5) The Manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment loss and the expense ratio would have been as follows:

                      Per Share Increase            Expense Ratio
                    to Net Investment Loss      Without Fee Waivers
                    ----------------------      -------------------
                             1995                       1995
                             ----                       ----
      Class L               $0.05                      2.61%+

      In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class C would have been 2.92% and 1.70% (annualized), respectively.

#     Includes realized gains and losses on foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                41

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each share of capital stock outstanding throughout the year ended October 31, except where noted:

                                                         Class Y Shares
                                               ---------------------------------
Emerging Markets Portfolio                      1999(1)(2)         1998(2)(3)
================================================================================
Net Asset Value, Beginning of Period              $7.07             $12.16
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                             (0.01)             (0.01)
  Net realized and unrealized gain (loss)          1.61              (5.08)
--------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.60              (5.09)
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              --                 --
--------------------------------------------------------------------------------
Total Distributions                                  --                 --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                    $8.67              $7.07
--------------------------------------------------------------------------------
Total Return++                                    22.63%            (41.86)%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $1,238               $709
--------------------------------------------------------------------------------
Ratio to Average Net Assets+:
  Expenses                                         2.70%              1.89%
  Net investment loss                             (0.18)             (0.16)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                             119%                97%
================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from March 10, 1998 (inception date) to October 31, 1998.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
42                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                          Class A Shares
                                         ----------------------------------------------------------------------------
European Portfolio                        1999(1)(2)       1998(2)      1997(2)       1996        1995      1994(3)
=====================================================================================================================
Net Asset Value, Beginning of Period       $19.44          $18.23       $17.25       $14.67      $12.88     $12.50
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)(4)           (0.05)           0.06        (0.08)       (0.08)       0.07      (0.11)
  Net realized and unrealized gain           1.89            1.54         2.22         2.79        1.72       0.49
---------------------------------------------------------------------------------------------------------------------
Total Income From Operations                 1.84            1.60         2.14         2.71        1.79       0.38
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        --              --           --        (0.09)         --         --
  Net realized gains                        (0.33)          (0.39)       (1.16)       (0.04)         --         --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.33)          (0.39)       (1.16)       (0.13)         --         --
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $20.95          $19.44       $18.23       $17.25      $14.67     $12.88
---------------------------------------------------------------------------------------------------------------------
Total Return                                 9.50%++         9.10%       12.88%       18.65%      13.90%      3.04%++
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $30,029         $27,563      $14,118      $10,528     $11,870     $5,189
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                1.57%+          1.56%        1.80%        1.85%       2.06%      1.34%+
  Net investment income (loss)              (0.43)+          0.30        (0.42)       (0.49)       0.51      (1.12)+
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        13%             27%          28%          39%         34%        21%
=====================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from February 7, 1994 (inception date) to October 31, 1994.
(4) The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager agreed to reimburse the European Portfolio for $10,344 of the Portfolio's expenses for the period ended October 31, 1994. If such fees and expenses were not waived or reimbursed, the per share effect on net investment income (loss) and the expense ratios would have been as follows:

                                                       Expense Ratios
                     Per Share Decreases to         Without Fee Waivers
                  Net Investment Income (Loss)      and Custody Credits
                  ----------------------------      -------------------
                         1995     1994                 1995     1994
                         ----     ----                 ----     ----
      Class A           $0.01    $0.10                 2.09%    2.37%+

      In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.82% and 2.02%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                43

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                            Class B Shares
                                         --------------------------------------------------------------------------------
European Portfolio                        1999(1)(2)           1998(2)          1997(2)           1996          1995(3)
=========================================================================================================================
Net Asset Value, Beginning of Period       $18.95              $17.92           $17.09           $14.56         $12.62
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)(4)           (0.13)              (0.11)           (0.20)           (0.20)          0.02
  Net realized and unrealized gain           1.85                1.53             2.19             2.77           1.92
-------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                 1.72                1.42             1.99             2.57           1.94
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                        (0.33)              (0.39)           (1.16)           (0.04)            --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.33)              (0.39)           (1.16)           (0.04)            --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $20.34              $18.95           $17.92           $17.09         $14.56
-------------------------------------------------------------------------------------------------------------------------
Total Return                                 9.11%++             8.24%           12.08%           17.72%         15.37%++
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $40,982             $40,090          $29,221          $26,384        $24,825
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                2.33%+              2.32%            2.52%            2.59%          3.31%+
  Net investment income (loss)              (1.25)+             (0.56)           (1.13)           (1.22)          0.26+
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        13%                 27%              28%              39%            34%
=========================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from November 7, 1994 (inception date) to October 31, 1995.
(4) The Manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived, the per share effect on net investment income and the expense ratio would have been as follows:

                                                     Expense Ratio
                    Per Share Decrease to         Without Fee Waivers
                Net Investment Income (Loss)      and Custody Credits
                ----------------------------      -------------------
                            1995                          1995
                            ----                          ----
      Class B              $0.00*                        3.35%+

      In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.56% and 3.26% (annualized), respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
44                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                          Class L Shares
                                        --------------------------------------------------------------------------------
European Portfolio                       1999(1)(2)      1998(2)(3)        1997(2)       1996      1995(4)     1994(5)
========================================================================================================================
Net Asset Value, Beginning of Period       $18.91          $17.86          $17.04       $14.51     $12.83      $12.48
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss(6)                    (0.12)          (0.07)          (0.21)       (0.14)     (0.08)      (0.16)
  Net realized and unrealized gain           1.84            1.51            2.19         2.71       1.76        0.51
------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                 1.72            1.44            1.98         2.57       1.68        0.35
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                        (0.33)          (0.39)          (1.16)       (0.04)        --          --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.33)          (0.39)          (1.16)       (0.04)        --          --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $20.30          $18.91          $17.86       $17.04     $14.51      $12.83
------------------------------------------------------------------------------------------------------------------------
Total Return                                 9.13%++         8.38%          12.06%       17.78%     13.09%       2.80%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $12,185         $10,762          $3,110       $2,011     $1,311      $1,607
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(6)                                2.31%+          2.18%           2.54%        2.52%      2.51%       2.02%+
  Net investment loss                       (1.18)+         (0.37)          (1.18)       (1.17)     (0.64)      (1.60)+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        13%             27%             28%          39%        34%         21%
========================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4) On November 7, 1994, the former Class B shares were renamed Class C shares.
(5)   For the period from February 14, 1994 (inception date) to October 31,
      1994.
(6) The Manager waived all or part of its fees for the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the manager agreed to reimburse the European Portfolio for $10,344 of the Portfolio's expenses for the period ended October 31, 1994. If such fees and expenses were not waived or reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                    Expense Ratios
                    Per Share Decreases to       Without Fee Waivers
                     Net Investment Loss         and Custody Credits
                     -------------------         -------------------
                        1995     1994               1995     1994
                        ----     ----               ----     ----
      Class L          $0.01    $0.10               2.54%   3.07%+

      In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class C would have been 2.50% and 2.48%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                45

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                 Class A Shares
                                            -------------------------------------------------------------------------------------
Pacific Portfolio                            1999(1)(2)          1998(2)        1997        1996(2)         1995        1994(3)
=================================================================================================================================
Net Asset Value, Beginning of Period           $6.73             $8.46         $10.18       $10.07         $12.92       $12.50
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss(4)                       (0.05)            (0.12)         (0.17)       (0.14)         (0.01)       (0.07)
  Net realized and unrealized gain (loss)       1.75             (1.61)         (1.55)        0.25          (2.84)        0.49
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.70             (1.73)         (1.72)        0.11          (2.85)        0.42
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           --                --             --           --             --           --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               --                --             --           --             --           --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $8.43             $6.73          $8.46       $10.18         $10.07       $12.92
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                   25.26%++         (20.45)%       (16.90)%       1.09%        (22.06)%       3.36%++
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $2,035            $1,788         $4,750       $4,929         $4,409       $7,538
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                   2.54%+            3.47%          3.37%        2.64%          1.97%        1.51%+
  Net investment loss                          (1.18)+           (1.66)         (2.36)       (1.38)         (0.71)       (0.82)+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           71%              135%           154%          86%            31%           6%
=================================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from February 7, 1994 (inception date) to October 31, 1994.
(4) The Manager waived all or part of its fees for the six months ended April 30, 1999, the year ended October 31, 1995 and the period ended October 31, 1994. In addition, the Manager agreed to reimburse the Pacific Portfolio for $7,090 and $30,862 of the Portfolio's expenses for the six months ended April 30, 1999 and the year ended October 31, 1995, respectively. If such fees and expenses were not waived or reimbursed, the per share effect on net investment loss and the expense ratios would have been as follows:

                                                                                      Expense Ratios
                             Per Share Decreases to                                Without Fee Waivers
                               Net Investment Loss                                 and Custody Credits
                   ------------------------------------------          ---------------------------------------------
                   1999(1)   1998   1997   1996   1995   1994          1999(1)    1998   1997   1996   1995   1994
                   ------    ----   ----   ----   ----   ----          ------     ----   ----   ----   ----   ----
         Class A   $0.04      N/A    N/A    N/A  $0.14  $0.03          3.64%+      N/A    N/A    N/A   3.18%  1.87%+

      In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 2.51% and 1.70%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
46                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                           Class B Shares
                                            -------------------------------------------------------------------------
Pacific Portfolio                            1999(1)(2)         1998(2)         1997        1996(2)        1995(3)
=====================================================================================================================
Net Asset Value, Beginning of Period           $6.51             $8.25         $10.01        $9.99         $12.64
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss(4)                       (0.08)            (0.22)         (0.27)       (0.23)         (0.01)
  Net realized and unrealized gain (loss)       1.69             (1.52)         (1.49)        0.25          (2.64)
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.61             (1.74)         (1.76)        0.02          (2.65)
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           --                --             --           --             --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                               --                --             --           --             --
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $8.12             $6.51          $8.25       $10.01          $9.99
---------------------------------------------------------------------------------------------------------------------
Total Return                                   24.73%++         (21.09)%       (17.58)%       0.20%        (20.97)%++
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $2,195            $2,159         $3,558       $4,009         $1,031
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                   3.52%+            4.45%          4.24%        3.65%          3.39%+
  Net investment loss                          (2.22)+           (3.14)         (3.07)       (2.26)         (1.47)+
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           71%              135%           154%          86%            31%
=====================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   For the period from November 7, 1994 (inception date) to October 31, 1995.
(4) The Manager waived all or part of its fees for the six months ended April 30, 1999 and period ended October 31, 1995. In addition, the Manager agreed to reimburse the Pacific Portfolio for $7,090 and $30,862 of the Portfolio's expenses for the six months ended April 30, 1999 and the period ended October 31, 1995, respectively. If such fees and expenses were not waived or reimbursed, the per share effect on net investment loss and the expense ratio would have been as follows:

                                                                                     Expense Ratios
                        Per Share Decreases to                                    Without Fee Waivers
                          Net Investment Loss                                     and Custody Credits
                   -----------------------------------                 --------------------------------------
                   1999(1)   1998   1997   1996   1995                 1999(1)    1998   1997   1996   1995
                   ------    ----   ----   ----   ----                 ------     ----   ----   ----   ----
         Class B   $0.04      N/A    N/A    N/A  $0.16                 4.62%+      N/A    N/A    N/A   4.90%+

      In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 3.47% and 3.06% (annualized), respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                47

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                           Class L Shares
                                            ------------------------------------------------------------------------------
Pacific Portfolio                            1999(1)(2)      1998(2)(3)        1997     1996(2)      1995(4)     1994(5)
==========================================================================================================================
Net Asset Value, Beginning of Period           $6.48           $8.21          $9.98      $9.95       $12.86      $12.50
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss(6)                       (0.08)          (0.20)         (0.27)     (0.24)       (0.02)      (0.11)
  Net realized and unrealized gain (loss)       1.69           (1.53)         (1.50)      0.27        (2.89)       0.47
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.61           (1.73)         (1.77)      0.03        (2.91)       0.36
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           --              --             --         --           --          --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                               --              --             --         --           --          --
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $8.09           $6.48          $8.21      $9.98        $9.95      $12.86
--------------------------------------------------------------------------------------------------------------------------
Total Return                                   24.85%++       (21.07)%       (17.74)%     0.30%      (22.63)%      2.88%++
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $1,864            $982         $1,493     $1,612       $1,952      $3,167
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(6)                                   3.42%+          4.28%          4.44%      3.46%        2.69%       2.29%+
  Net investment loss                          (2.31)+         (2.90)         (3.21)     (2.22)       (1.45)      (1.49)+
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           71%            135%           154%        86%          31%          6%
==========================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4) On November 7, 1994, the former Class B shares were renamed Class C shares.
(5)   For the period from February 11, 1994 (inception date) to October 31,
      1994.
(6) The Manager waived all or part of its fees for the six months ended April 30, 1999, the year ended October 31, 1995 and the six months ended April 30, 1999 and the period ended October 31, 1994. In addition, the Manager agreed to reimburse the Portfolio for $7,090 and $30,862 of the Portfolio's expenses for the year ended October 31, 1995, respectively. If such fees and expenses were not waived or reimbursed, the per share effect on net investment loss and the expense ratios would have been as follows:

                                                                                    Expense Ratios
                           Per Share Decreases to                                Without Fee Waivers
                             Net Investment Loss                                 and Custody Credits
                 ------------------------------------------          ---------------------------------------------
                 1999(1)   1998   1997   1996   1995   1994          1999(1)    1998   1997   1996   1995   1994
                 ------    ----   ----   ----   ----   ----          ------     ----   ----   ----   ----   ----
       Class L   $0.04      N/A    N/A    N/A  $0.13  $0.03          4.51%+      N/A    N/A    N/A   3.88%  2.70%+

      In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 3.29% and 2.42%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
48                                       1999 Semi-Annual Report to Shareholders

Smith Barney
World Funds, Inc.

Directors

Victor Atkins
Abraham E. Cohen
Robert A. Frankel
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman

Officers

Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

David Ishibashi
Vice President

Scott E. Kalb
Vice President

Rein W. van der Does
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

The Chase Manhattan Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney World Funds, Inc. -- Emerging Markets, European and Pacific Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SALOMONSMITHBARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
World Funds, Inc.

Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York  10013

www.smithbarney.com

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